As filed with the Securities and Exchange Commission
                               on November 5, 1999
                        Registration No. 811-___________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                            ------------------------

                             WELLS FARGO CORE TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

                                            EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by the investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

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

                                     Part A

                             WELLS FARGO CORE TRUST

                          PRIVATE PLACEMENT MEMORANDUM

                          Disciplined Growth Portfolio
                                 Index Portfolio
                             Equity Income Portfolio
                         International Equity Portfolio
                             International Portfolio
                         Large Company Growth Portfolio
                         Managed Fixed Income Portfolio
                         Positive Return Bond Portfolio
                            Small Cap Index Portfolio
                            Small Cap Value Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio
                             Stable Income Portfolio
                         Strategic Value Bond Portfolio

                                November 5, 1999


Responses to Items 1 through 3 have been omitted pursuant to paragraph (B)(2)(b) of the General Instructions to Form N-1A.

Wells Fargo Core Trust ("Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is currently comprised of fourteen separate series of Portfolios (each a "Portfolio" and collectively the "Portfolios"): Disciplined Growth Portfolio, Index Portfolio, Income Equity Portfolio, International Equity Portfolio, International Portfolio, Large Company Growth Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Small Cap Index
Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Stable Income Portfolio, and Strategic Value Bond Portfolio. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of beneficial interest ("Interests") and to establish and designate such Interests into one or more Portfolios. Wells Fargo Bank, N.A. ("Wells Fargo" or "Advisor") serves as the investment advisor to each of the Portfolios.

ITEM 4.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS.

The investment objective of each Portfolio is non-fundamental, and may be changed by a vote of the Board of Trustees.

Disciplined Growth Portfolio:  The Portfolio seeks capital appreciation by investing primarily in common stocks of larger companies.

The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Advisor, possess above average potential for growth. The Portfolio invests in companies with average market capitalizations greater than $5 billion.

The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Advisor uses both quantitative and fundamental analysis. The Advisor may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Advisor uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Advisor. In addition to approximately equal weighting of portfolio securities, the Advisor attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

The principal risk factor associated with this Portfolio is market risk. See the "Related Risks" section below for a discussion of this risk and other risks of investing in this Portfolio.


Index Portfolio: The Portfolio seeks to replicate the total rate of return of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index").

The Portfolio invests in substantially all of the common stocks listed on the S&P 500 Index and attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Portfolio's investment results, before expenses. This correlation is sought regardless of market conditions.

A precise duplication of the performance of the S&P 500 Index would mean that the net asset value of Interests, including dividends and capital gains would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. The Advisor's ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. The Advisor continuously monitors the performance and composition of the S&P 500 Index and adjusts the Portfolio's securities as necessary to reflect any changes to the S&P 500 Index.

Under normal market conditions, the Portfolio invests in a diversified portfolio of common stocks designed to provide a relative sample of the stocks listed on the S&P 500 Index; in stock index futures and options on stock indexes as a substitute for comparable position in the underlying securities, and in interest-rate futures contracts, options or interest rate swaps and index swaps.

The principal risk factors associated with this Portfolio are index risk and market risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.

Equity Income Portfolio:  The Portfolio seeks long-term capital appreciation and above-average dividend income.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Advisor primarily emphasizes investments in securities of companies with above-average dividend income. The Advisor uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Advisor considers "large" companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

Under normal market conditions, the Portfolio invests at least 65% of total assets in income-producing equity securities and in issues of companies with market capitalization greater than the median of the Russell 1000 Index.

The Advisor may invest in preferred stocks, convertible securities, and securities of foreign companies. The Advisor will normally limit investment in a single issuer to 10% or less of total assets.

The principal risk factors associated with this Portfolio are market risk and interest rate risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


International Equity Portfolio:  The Portfolio seeks total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

The Portfolio seeks to earn total return by investing at least 80% of its assets in common stock of companies located or operating in developed and emerging markets. It is expected that the securities held by the Portfolio will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the United States. The Portfolio must invest its assets in the securities of at least five different countries other than the United States. The Portfolio may also invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar instruments.

The Advisor applies a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The Advisor examines financial data including the company's historical performances and its projected future earnings. The Advisor also considers other key criteria such as a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; and prudent financial and accounting policies and ability to take advantage of a changing business environment. In allocating among countries, regions and industry sectors, the Advisor considers factors such as economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment.

The principal risk factors associated with this Portfolio are currency risk, emerging market risk, foreign risk, market risk and regulatory risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


International Portfolio: The Portfolio seeks long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio may also invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Portfolio has no limit on the amount of its assets that may be invested in any one type of foreign instrument or in any foreign country; however, to the extent the Portfolio concentrates its assets in a foreign country, it will incur greater risks.

Under normal circumstances, the International Portfolio will invest substantially all of its assets, but not less than 65% of its net assets, in equity securities of companies domiciled outside the United States. The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates and may purchase ADRs, EDRs or other similar securities of foreign issuers.

The principal risk factors associated with this Portfolio are currency risk, foreign risk and market risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Large Company Growth Portfolio: The Portfolio seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential. The Advisor considers "large" companies to be those whose market capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Portfolio, the Advisor seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and that support internal earnings growth capability. The Advisor may invest in the securities of companies whose growth potential the Advisor believes is generally unrecognized or misperceived by the market.

The Advisor will not invest more than 10% of the Portfolio's total assets in the securities of a single issuer. The Advisor may invest up to 20% of the Portfolio's total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts.

The principal risk factors associated with this Portfolio are currency risk, foreign risk, leverage risk and market risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Managed Fixed Income Portfolio: The Portfolio seeks consistent fixed-income returns by investing primarily in investment grade intermediate-term securities. The Advisor invests in a diversified portfolio of fixed and variable rate U.S. dollar denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers, including securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities ("U.S. Government Securities"), and the debt securities of financial institutions, corporations and others. The Advisor emphasizes the use of intermediate maturity securities to lessen duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Advisor considers intermediate-term securities to be those with maturities of between 2 and 20 years.

The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a duration of between 2 and 6 years.

While not a principal strategy, the Advisor also may purchase up to 10% of its total assets in securities issued or guaranteed by foreign governments the Advisor deems stable, or their subdivisions, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and municipal securities.

The principal risk factors associated with this Portfolio are credit risk, leverage risk, foreign risk, market risk, interest rate risk and prepayment risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Positive Return Bond Portfolio: The Portfolio seeks to produce a positive return each calendar year regardless of general bond market performance. The Portfolio invests in U.S. Government securities and corporate fixed-income investments. The Portfolio's assets are divided into two components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Advisor's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

Under normal circumstances, the Advisor invests at least 50% of the net assets in U.S. Government securities, including U.S. Treasury securities. The Advisor only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or that are unrated and determined by the Advisor to be of comparable quality. The Advisor may invest up to 25% of its assets in securities rated in the second highest rating category. The Advisor does not invest more than 25% of the Portfolio's total assets in zero-coupon securities, securities with variable or floating rates of interest, or asset-backed securities.

The principal risk factors associated with this Portfolio are credit risk, market risk, interest rate risk, prepayment risk and leverage risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Small Cap Index Portfolio: The Portfolio seeks to replicate the return of the Standard & Poor's Small Cap 600 Composite Stock Price Index ("S&P 600 Small Cap Index"). The Portfolio seeks to replicate this return with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Advisor generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents to facilitate payment of the Portfolio's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

The principal risk factors associated with this Portfolio are leverage risk, market risk, index risk and small company risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Small Cap Value Portfolio: The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Advisor will normally invest substantially all of the Portfolio's assets in securities of companies with market capitalizations that reflect the market capitalization of companies included in the Russell 2000 Index.

The Advisor seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Advisor believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Advisor values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Advisor uses both quantitative and fundamental analysis. Among other factors, the Advisor considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.

The principal risk factors associated with this Portfolio are market risk and small company risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Small Company Growth Portfolio:  The Portfolio seeks to provide long-term capital appreciation by investing in smaller domestic companies.

The Portfolio invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose market capitalization is less than the largest stock in the Russell 2000 Index or approximately $1.4 billion.

In selecting securities for the Portfolio, the Advisor seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

The Portfolio may invest up to 10% of its total assets in securities of foreign companies. The Portfolio will not invest more than 10% of its total assets in the securities of a single issuer.

The principal risk factors associated with this Portfolio are currency risk, small company risk, foreign risk and market risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.

Small Company Value Portfolio: The Portfolio seeks to provide long-term capital appreciation. The Portfolio primarily invests in smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index. The Advisor focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

The principal risk factors associated with this Portfolio are leverage risk, market risk and small company risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Stable Income Portfolio:  The Portfolio seeks to maintain stability of principal while providing low volatility total return.

The Portfolio invests primarily in short-term investment-grade securities. The Advisor invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed-income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government securities and the debt securities of financial institutions, corporations, and others. Under normal market conditions, the Portfolio will limit its investment: (i) in mortgage-backed securities to not more than 65% of its total assets; (ii) other types of asset-backed securities to not more than 25% of its total assets; (iii) mortgage-backed securities that are not U.S. Government securities to not more than 25% of its total assets; and (iv) U.S. Government securities to not more than 50% of its total assets.

The Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

The Portfolio only purchases investment grade securities. The Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar weighted portfolio maturity of between 2 and 5 years.

The Portfolio may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. The Portfolio also may use options to enhance return.

The principal risk factors associated with this Portfolio are credit risk, leverage risk, foreign risk, market risk, interest rate risk and prepayment risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


Strategic Value Bond Portfolio: The Portfolio seeks total return by investing primarily in income producing securities. The Portfolio invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and asset-backed securities, U.S. Government securities, preferred stock, convertible bonds and foreign bonds.

The Advisor focuses on relative value as opposed to predicting the direction of interest rates. In general, the Portfolio seeks higher current income instruments, such as corporate bonds and mortgage- and asset backed securities, in order to enhance returns. The Advisor believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Advisor's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument and expected returns in varying economic/interest rate environments. The Advisor uses this process to seek to identify securities which represent the best relative economic value. The Advisor then evaluates the results of the investment process against the Portfolio's objective and purchases those securities that are consistent with the Portfolio's investment objective.

The Portfolio particularly seeks strategic diversification. The Portfolio will not invest more than 75% of its total assets in corporate bonds, 65% of its total assets in mortgage-backed securities, and 50% of its total assets in asset-backed securities. The Portfolio may invest in U.S. Government Securities without restriction.

The Portfolio will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the three highest rating categories by at least one NRSRO, or which are unrated and determined by the Advisor to be of comparable quality. The Portfolio may invest up to 20% of its total assets in non-investment grade securities. The average dollar-weighted maturity of the Portfolio will vary between 5 and 15 years. The Portfolio's duration normally will vary between 3 and 8 years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and is an indication of the security's sensitivity to a change in interest rates. The Portfolio may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Portfolio may also use options to enhance returns.

The principal risk factors associated with this Portfolio are credit risk, market risk, interest rate risk, prepayment risk and leverage risk. See the "Related Risks" section below for a discussion of these risks and other risks of investing in this Portfolio.


RELATED RISKS

While investing in equity securities and fixed-income securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the Portfolios, or the Portfolios may not perform as well as other investments. The Portfolios have the following general risks:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o There is no guarantee that the Portfolios will meet their investment objectives.

o We do not guarantee the performance of a Portfolio, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

o Share prices-and therefore the value of your investment-will increase and decrease with changes in the value of underlying securities and other investments.

o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

o An investment in a single Portfolio, by itself, does not constitute a complete investment plan.

o The Portfolios that invest in small companies, foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Portfolio's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

o The Portfolios may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Portfolios themselves.

o The Portfolios may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

o The Portfolios may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes. A Portfolio may not achieve its investment objective while it is investing defensively. This practice is expected to have limited, if any, effect on the Portfolios' pursuit of their objectives over the long term.

o The Portfolios may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, which can alter the maturity of the securities and also reduce the rate of return on the portfolio, is offered to investors. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

o The market value of lower-rated debt securities and unrated securities of comparable quality tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Portfolio remains within the parameters of its objective. The following is a list of the types of risks that may apply to a given Portfolio. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk - The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk - The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk - The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk - The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Emerging Market Risk - The risk that the emerging market may be more sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and maybe more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk - The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Foreign Risk - The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.

Information Risk - The risk that information about a security is either unavailable, incomplete or is inaccurate.

Index Risk - The risk that a portfolio designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Portfolio's investments to respond to the adverse market conditions.

Interest Rate Risk - The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk - The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Portfolio's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk - The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk - The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk - The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk - The risk that consumers will accelerate their prepayment of mortgage loans or other receivable, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk - The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Small Company Risk - The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

Year 2000 Risk - The Portfolios' principal service providers have advised the Portfolios that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies, or entities in which the Portfolios invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

ITEM 5:  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The response to Item 5 has been omitted pursuant to paragraph (B)(2)(b) of the General Instructions to Form N-1A.



ITEM 6:  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

A number of different entities provide services to the Portfolios. This sections shows how the Portfolios are organized, lists the entities that perform different services, and explains how these service providers are compensated.

About Wells Fargo Core Trust

The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was established to continue the operations of the existing Portfolios of Core Trust (Delaware) ("CT") in newly established Portfolios. The Initial Trustees established fourteen Portfolios for the Trust, each of which will have a direct correlation to one corresponding CT Portfolio.

The Investment Advisor

Wells Fargo provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo, founded in 1852, is the oldest bank in the western United States and is one of largest banks in the United States. Wells Fargo is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999, Wells Fargo and its affiliates provided advisory services for over $131 billion in assets. For providing these services, Wells Fargo is entitled to receive fees as described below:

--------------------------------------------------------- ---------------------
                                   Well Fargo
Core Trust Portfolios                                        Advisory Fees
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Disciplined Growth Portfolio                                      0.75
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Index Portfolio                                                   0.15
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Equity Income Portfolio                                           0.75
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
International Portfolio                                           1.00
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
International Equity Portfolio                                    1.00
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Large Company Growth Portfolio                                    0.75
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Managed Fixed Income Portfolio                                    0.50
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Positive Return Bond Portfolio                                    0.50
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Small Cap Index Portfolio                                         0.25
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Small Cap Value Portfolio                                         0.90
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Small Company Growth Portfolio                                    0.90
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Small Company Value Portfolio                                     0.90
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Stable Income Portfolio                                           0.50
--------------------------------------------------------- ---------------------
--------------------------------------------------------- ---------------------
Strategic Value Bond Portfolio                                    0.50
--------------------------------------------------------- ---------------------

The Sub-Advisors

Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo, is the sub-advisor for the Equity Income, Index, International Equity, Small Cap Index Portfolios. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of June 30, 1999, WCM provided advisory services for over $42 billion in assets. WCM is located at 525 Market Street, San Francisco, California 94163.

Galliard Capital Management, Inc. ("Galliard"), an investment advisor subsidiary of Norwest Bank Minnesota, N.A., is the investment sub-advisor for the Managed Fixed Income, Stable Income and Strategic Value Bond Portfolios. As of June 30, 1999, Galliard managed approximately $5.9 billion in assets. Galliard is located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

Peregrine Capital Management, Inc. ("Peregrine"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A., is a sub-advisor for the Large Company Growth, Positive Return Bond, Small Company Growth and Small Company Value Portfolios. Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is an investment adviser subsidiary of Norwest Bank Minnesota, N.A. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401(k) plans. As of June 30, 1999, Peregrine managed approximately $6.9 billion in assets.

Smith Asset Management Group, LP ("Smith Group") is the sub-advisor for the Disciplined Growth and the Small Cap Value Portfolios. Smith Group is a registered investment adviser, whose principal business address is 500 Crescent Court, Suite 250, Dallas, Texas 75201. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individual using a disciplined equity style. As of June 30, 1999, the Smith Group managed over $818 million in assets.

Schroder Investment Management, North America Inc. ("Schroder") is the investment adviser for the International Portfolio. Schroder is a wholly owned subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings) which is wholly owned subsidiary of Schroders plc. In this capacity, Schroder makes investment decisions for and administers the Portfolio's investment programs.
Schroder is located at 787 Seventh Avenue, New York, New York 10019.

The Administrator

Wells Fargo provides the Portfolios with administration services, including general supervision of each Portfolio's operation, coordination of the other services provided to each Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo also furnishes office space and certain facilities to conduct each Portfolio's business.

The Transfer Agent

Boston Financial Data Services, Inc. ("BFDS") provides transfer agency services to the Portfolios. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Portfolios.

Portfolio Managers`

The following persons are primarily responsible for day-to-day management of the Portfolios, and were responsible for the day-to-day management of their predecessors since the date noted.

Disciplined Growth Portfolio/Small Cap Value Portfolio - Stephen S. Smith, CFA. Mr. Smith is Principal and Chief Executive Officer of the Smith Asset Management Group, L.P. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith has a BS in Industrial Engineering and a MBA from the University of Alabama.

Index Portfolio - David D. Sylvester (1996) and Laurie R. White (1996). Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 20 years. Mr. Sylvester joined WCM in 1998 as the Firm's Executive Vice President of Liquidity Investments. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management, Inc. ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has nearly 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy. Ms. White joined WCM in 1998 as a Principal for the Liquidity Investments Team and simultaneously was a Director for Reserves Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White specializes in managing short-term securities, along with structured and derivative securities, and institutional and personal trust assets. Ms. White received a BA in Political Science from Carleton College and a MBA from the University of Minnesota.


Equity  Income  Portfolio - David L. Roberts,  CFA (1994) and Gary J. Dunn,  CFA
(1994). Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistance Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He holds a BA in Mathematics from Carroll College. Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn received a BA in Economics from Carroll Collage.

International Equity Portfolio - Katherine Schapiro, CFA (1999) and Stacey Ho, CFA (1999). Ms. Schapiro jointed WCM in 1997 as International Equity Managing Director. She manages international equity funds and portfolios for WCM's institutional clients. She joined WCM in 1997 from Wells Fargo Bank where she was a Portfolio Manager from 1992 to 1997. Ms. Schapiro's 18 years of investment experience includes investment management from 1988 to 1992 at Newport Pacific Management, an international advisory firm. Ms. Schapiro received her BA in Spanish Literature from Stanford University. She was the past President of the Security Analysts of San Francisco. Ms. Ho joined WCM in 197 as an International Equity Portfolio Manager Portfolio Manager. She manages international equity funds and portfolios for WCM's institutional clients. In 1995 and 1996 she was an International Equity Portfolio Manager at Clemente Capital Management, and from 1990 to 1995 she managed Japanese and U.S. equity portfolios for Edison International. Ms. Ho has over 10 years of international equity investment management experience. Ms. Ho received BS in Civil Engineering from San Diego State University, a MS in Environmental Engineering from Stanford University and a MBA form the University of California at Los Angeles.


International Portfolio - Michael Perelstein (1997). Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Mr. Perelstein currently manages international portfolios and has more than 22 years of investment experience that includes more than 15 years specializing in overseas investing. Mr. Perelstein, along with the Schroder EAFE (Europe, Asia, Far East) Team, manages more than $7 billion in assets. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein has a BA in Economics from Brandies University and a MBA from the University of Chicago.

Large Company Growth Portfolio - John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998). Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale has been associated with Norwest Bank and its affiliates since 1968. Mr. Dale received his BA in Marketing from the University of Minnesota. Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum received a BBA in Finance and a MBA from the University of Wisconsin.

Managed  Fixed  Income  Portfolio - Richard  Merriam,  CFA (1995) and Ajay Mirza
(1998). Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam received a BA in
Economics and English from the University of Michigan and a MBA from the University of Minnesota. Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Prior to joining Peregrine, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza holds a BE in Instrumentation from the Birla Institute of Technology (India), a MA in Economics from Tulane University, and a MBA from the University of Minnesota.

Positive Return Bond Portfolio - William D. Giese, CFA (1994) and Patricia Burns, CFA (1998). Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Positive Return Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese received his BS in Civil Engineering from the Illinois Institute of Technology and a MBA form the University of Michigan. Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns has a BA in Child Psychology/Sociology and a MBA from the University of Minnesota.

Small Cap Index  Portfolio--  David D.  Sylvester  (1998)  and  Laurie R.  White
(1998). For a description of Mr. Sylvester and Ms. White, see "Index Portfolio."

Small Company Growth Portfolio - Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA(1998). Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky has been associated with Norwest Bank since 1968; and his responsibilities include Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky received his BS in Accounting from the University of Minnesota. Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. Mr. von Kuster has a BA in Philosophy form Princeton University.

Small Company Value Portfolio - Tasso H. Coin, Jr., CFA (1995) and Douglas G. Pugh, CFA (1997). Mr. Coin joined Peregrine in 1995 as a Senior Vice President. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin received his BBA in Economics from Loyola University of Chicago. Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment advisor firm. Mr. Pugh has a BS in Finance and Business Administration from Drake University and a MBA from the University of Minnesota.

Stable Income Portfolio - John Huber (1998). Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber specializes in corporate and asset/mortgage-backed securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest's Capital Market Credit Group. Mr. Huber received a BA in Communications form the University of Iowa and a MBA from the University of Minnesota.

Strategic Value Bond Portfolio - Richard Merriam, CFA, John Huber (1998), and David Yim (1998). For a description of Mr. Merriam, see "Managed Fixed Income Portfolio." For a description of Mr. Huber, see "Stable Income Portfolio". Mr. Yim joined Galliard in 1995 as a Portfolio Manager/Research Analyst. Mr. Yim is Head of Credit Research. Prior to 1995, Mr. Yim served as a Research Analyst with American Express Financial Advisors. Mr. Yim has a BA in International Relations from Middlebury College and a MBA from the University of Minnesota.


ITEM 7:  SHAREHOLDER INFORMATION

PURCHASE OF INTERESTS


Interests in the Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"). All investments in the Portfolios are made without a sales load, at the NAV next determined after an order is received by the Portfolio. Investments in the Portfolios may only be made by certain institutional investors, whether organized within or outside the United States (excluding individuals, S corporations, partnerships, and grantor trusts beneficially owned by any individuals, S corporations, or partnerships). An investor in a Portfolio must also be an "accredited investor," as that term is defined under Rule 501(a) of Regulation D under the 1933 Act.

The NAV of each Portfolio is determined as of 4:00 P.M., Eastern Time ("Valuation Time"), on all weekdays that the New York Stock Exchange is open ("Business Day"). Net asset value per Interest is calculated by dividing the aggregate value of the Portfolio's assets less all liabilities by the number of units of Interests outstanding. All Portfolios value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Portfolios value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

Each investor in a Portfolio may add to or reduce its investment in the Portfolio. At the Valuation Time on each Business Day, the value of each investor's Interest in a Portfolio will be determined by multiplying the Portfolio's NAV by the percentage, effective for that day, that represents that investor's share of the aggregate Interests in the Portfolio. Any additions to or withdrawals of those interests which are to be effected on that day will then be effected. Each investor's share of the aggregate Interests in the Portfolio then will be recomputed using the percentage equal to the fraction (1) the numerator of which is the value of the investor's investment in the Portfolio as of the Valuation Time on that day plus or minus, as the case may be, the amount of any additions to or withdrawals from such investment effected on that day and
(2) the denominator of which is the Portfolio's aggregate NAV as of the Valuation Time on that day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors. The percentages so determined then will be applied to determine the value of each investor's respective interest in the Portfolio as of the Valuation Time on the following Business Day.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of each Business Day. Trading in foreign securities, however, may not take place on all Business Days or may take place on days other than Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities markets. If events occur that affect the securities' value after the close of the markets on which they trade, the Portfolios may make adjustments to the value of the securities for purposes of determining net asset value.

For purposes of determining NAV, the Portfolios convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

There is no minimum initial or subsequent investment amount in a Portfolio. However, since each Portfolio intends to be as fully invested at all times as is reasonably practicable in order to enhance the return on its assets, investments must be made in federal funds (i.e., monies credited to the account of the Trust's custodian by a Federal Reserve Bank).

Stephens Inc. ("Stephens" or "Distributor") with principal offices at 111 Center Street, Little Rock, Arkansas  72201, serves as the distributor of the Trust.  The Trust reserves the right to reject any purchase order for any reason.

REDEMPTION OR REPURCHASE OF INTERESTS

An investor in a Portfolio may withdraw all or any portion of its investment in the Portfolio at the NAV next determined after a withdrawal request in proper form is furnished by the investor to the Trust. The proceeds of a withdrawal will be paid by the Portfolio in federal funds normally on the business day after the withdrawal is effected, but in any event within seven days.
Investments in a Portfolio may not be transferred. The right of redemption may not be suspended nor the payment dates postponed for more than seven days except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstances as determined by the SEC.

Redemptions from a Portfolio may be made wholly or partially in portfolio securities. The Trust has filed an election with the SEC pursuant to which each Portfolio will only consider effecting a redemption in portfolio securities if the particular interestholder is redeeming more than $250,000 or 1% of the Portfolio's NAV, whichever is less, during any 90-day period.

DISTRIBUTIONS

A Portfolio's net income consists of (1) all dividends, accrued interest (including earned discount, both original issue and market discount), and other income, including any net realized gains on the Portfolio's assets, less (2) all actual and accrued expenses of the Portfolio, amortization of any premium, and net realized losses on the Portfolio's assets, all as determined in accordance with generally accepted accounting principles. All of a Portfolio's net income is allocated pro rata among the investors in the Portfolio. A Portfolio's net income generally is not distributed to the investors in the Portfolio, except as determined by the Trustees from time to time, but instead is included in the NAV of the investors' respective Interests in the Portfolio.

TAXES

Each Portfolio has been and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that a Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Portfolio will be taxable on its distributive share of the Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership, the Portfolio will be deemed to have "passed through" to interestholders any interests, dividends, gains or losses. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder. All Portfolios will have less than 100 investors.

It is intended that each Portfolio's assets, income and distribution will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through a Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Investor inquiries should be directed to Stephens.


ITEM 8:  DISTRIBUTION ARRANGEMENTS.

The Trust is registered as an open-end management investment company under the 1940 Act. The Trust was organized as a Delaware business trust. Investors in the Trust will each be liable for all obligations of the Trust. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust's Declaration of Trust authorizes the Board of Trustees to issue Interests and to establish and designate such Interests into one or more Portfolios. Interests may be purchased only by institutional investors which are "accredited investors" within the meaning of Regulation D under the 1933 Act, and may not be purchased by individuals, S corporations, partnerships or grantor trusts.

A discussion of the risk factors, objectives and other investment aspects in a Private Fund will include all aspects of an investment in the corresponding Portfolio. In this registration statement, the discussion of risk factors which apply to an investment by a Portfolio shall include the risk factors which apply to an investment by a Private Fund.

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The office of the Trust is located at 111 Center Street, Little Rock, Arkansas 72201.

ITEM 9:  FINANCIAL HIGHLIGHTS INFORMATION

The response to Item 9 has been omitted pursuant to paragraph (B)(2)(b) of the General Instructions to Form N-1A.

                                     Part B


                             WELLS FARGO CORE TRUST

                          PRIVATE PLACEMENT MEMORANDUM

                          Disciplined Growth Portfolio
                                 Index Portfolio
                             Equity Income Portfolio
                         International Equity Portfolio
                             International Portfolio
                         Large Company Growth Portfolio
                         Managed Fixed Income Portfolio
                         Positive Return Bond Portfolio
                            Small Cap Index Portfolio
                            Small Cap Value Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio
                             Stable Income Portfolio
                         Strategic Value Bond Portfolio

                                November 5, 1999

ITEM 10.  COVER PAGE AND TABLE OF CONTENTS.

This Part B is not a prospectus. It is intended to provide additional information regarding the fourteen Portfolios of Wells Fargo Core Trust (the "Trust") and should be read in conjunction with the Trust's Part A dated November 5, 1999. All terms used in Part B that are defined in Part A will have the same meanings assigned in Part A. Copies of Part A may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

THE TRUST HISTORY........................................................................................2
DESCRIPTION OF THE TRUST, PORTFOLIOS, INVESTMENTS AND RISKS..............................................2
FUNDAMENTAL INVESTMENT POLICIES..........................................................................2
NON-FUNDAMENTAL INVESTMENT POLICIES......................................................................3
ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS..........................................................4
MANAGEMENT OF THE TRUST.................................................................................19
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................................................20
INVESTMENT ADVISORY AND OTHER SERVICES..................................................................22
BROKERAGE ALLOCATION AND OTHER PRACTICES................................................................28
CAPITAL STOCK AND OTHER SECURITIES......................................................................29
       Description of Interests.........................................................................29
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................................................30
DETERMINATION OF NET ASSET VALUE........................................................................31
TAXATION................................................................................................31
UNDERWRITERS............................................................................................32
CALCULATION OF PERFORMANCE DATA.........................................................................32
FINANCIAL STATEMENTS....................................................................................32
SCHEDULE A - DESCRIPTION OF RATINGS....................................................................A-1

ITEM 11.  TRUST HISTORY

         In November 1998 the parent holding company of Wells Fargo Bank, N.A. ("Wells Fargo" or "Advisor"), advisor to the Stagecoach funds merged with the parent holding company of Norwest Investment Management, Inc., the advisor to the Norwest funds. Management and shareholders of both the Stagecoach Funds Family and the Norwest Funds Family approved a merger of the existing funds from both fund families into successor funds that are series of three newly formed investment companies registered under the 1940 Act. Core Trust was established to continue the operations of the existing Portfolios of Core Trust (Delaware) ("CT") in newly established Portfolios. The Initial Trustees established fourteen Portfolios for the Trust, each of which will have a direct correlation to one corresponding CT Portfolio.

ITEM 12.  DESCRIPTION OF THE TRUST, PORTFOLIOS, INVESTMENTS AND RISKS

         The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on March 10, 1999. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more portfolios ("Portfolios"). Interests may be purchased only by institutional investors which are "accredited investors" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"), and may not be purchased by individuals, S corporations, partnerships or grantor trusts. The number of investors for each Portfolio may not exceed 100.

         The  Trust is  currently  comprised  of  fourteen  separate  series  of
Portfolios: Disciplined Growth Portfolio, Index Portfolio, Equity Income Portfolio, International Equity Portfolio, International Portfolio, Large Company Growth Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Stable Income Portfolio and Strategic Value Bond Portfolio. Each Portfolio is "diversified" as defined in the 1940 Act.

FUNDAMENTAL INVESTMENT POLICIES:

Each Portfolio has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio.

The Portfolios may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's investments in (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements, and provided further that
(y) the Index Portfolio reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period and (z) the Small Cap Index Portfolio reserves the right to concentrate in any industry in which the S&P 600 Small Cap Index becomes concentrated to the same degree during the same period;

         (2) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3)      borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting;

         (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES

         Each Portfolio has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Portfolio's Interest holders; (1) Each Portfolio may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, provided however, that no Portfolio that has knowledge that its Interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d(1)(G) of the 1940 Act, and provided further that any Portfolio that has knowledge that its Interests are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in
Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company will limit its acquisition of securities of other investment companies accordingly.

(2) Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Each Portfolio may invest in futures or options contracts regulated by the U.S. Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts;

(4) Each Portfolio may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;

(5) Each Portfolio may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a
Portfolio's   investment  in  securities  of  other   investment   companies  or
investments in entities created under the laws of foreign countries to facilitate investment in securities of that country;

(6) Each Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions); and

(7) Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         General

         Notwithstanding the foregoing policies, any other investment companies in which the Portfolios may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS

Additional information on the particular types of securities in which certain Portfolios may invest in is set forth below.

         Asset-Backed Securities

         The Portfolios may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Portfolios invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Portfolio experiencing difficulty in valuing or liquidating such securities.

         Bank Obligations

         The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Below Investment Grade Investments

         A Portfolio may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase (also known as high yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

         Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

         Bonds

         The Portfolios may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

         Borrowing

         The Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

         Commercial Paper

         The Portfolios may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Portfolios in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a nationally recognized statistical ratings organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

         Closed-End Investment Companies

         The Portfolios may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Portfolio to invest in certain markets. The Portfolios will invest in such companies when, in the Advisor's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Convertible Securities

The Portfolios may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for each Portfolio and that have a strong earnings and credit record. The Portfolios may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

         Custodial Receipts for Treasury Securities

         The Portfolios may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Derivative Securities

         The Portfolios may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

         Derivative Securities: Futures and Options Contracts

         The Portfolios may invest in futures and options contracts. Futures and options contracts are types of "derivative securities," securities which derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Portfolio often invests in these securities as a "hedge" against fluctuations in the value of the other securities that the Portfolio holds, although a Portfolio may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the Portfolio's other investments does not follow the Advisor's expectations. If the Advisor's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Portfolio's investments, but the Portfolio may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Portfolio cannot settle a future or option contract at the time the Advisor determines is optimal, the Portfolio may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Portfolios' ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (i.e., exposure to adverse price changes).

The Advisor uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Portfolio's investment objectives, does not expose a Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

The use of derivatives by a Portfolio also is subject to broadly applicable investment policies. For example, a Portfolio may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Portfolio use certain derivatives without establishing adequate "cover" in compliance with the U.S.
Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

Futures Contracts. The Portfolios may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Portfolio, the Portfolio may not receive a full refund of its margin.

Although the Portfolios intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Portfolio to substantial losses. If it is not possible, or a Portfolio determines not to close a futures position in anticipation of adverse price movements, the Portfolio may be required to pay additional variation margin until the position is closed.
         The Portfolios may also purchase options on futures contracts. See "Options Trading" below.

         Foreign Currency Futures Contracts and Foreign Currency Transactions. The Portfolios can invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing. Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Portfolio will incur brokerage fees when it purchases and sells futures contracts.

         Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Advisor, considers on an ongoing basis the creditworthiness of the institutions with which the Portfolio enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Portfolios may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold Portfolios in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Portfolio from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

         A Portfolio will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Portfolio may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Portfolio may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Portfolio intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the Advisor to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Advisor's judgment will be accurate. The use of Currency Futures also exposes a Portfolio to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Portfolio to be unable to hedge its securities, and may cause a Portfolio to lose money on its Currency Futures investments.

         The Portfolios may also purchase options on Currency Futures. See "Options Trading" below.

         Options Trading. The Portfolios, except the Equity Income, Large Company Growth and Small Company Growth Portfolios, may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds an offsetting call on the same instrument or index as the call written. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

         Each Portfolio may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Portfolio would be in a worse position than it would have been had if it had not written the option. If a Portfolio wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Portfolio must purchase an offsetting option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which a Portfolio may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Portfolio's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Portfolio of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Portfolio writes an option on a stock index, the Portfolio will place in a segregated account with the Portfolio's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Portfolios may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Portfolio against an increase in the prices of stocks that a Portfolio intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Portfolio pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Portfolio risks the loss of the premium paid for the option. The Portfolios may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

Interest-rate and index swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Portfolio with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Portfolio with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Portfolios will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If a Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Portfolio may not receive net amount of payments that the Portfolio contractually is entitled to receive.

Future Developments. The Portfolios may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Portfolios or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolios' investment objective and legally permissible for a Portfolio. Before entering into such transactions or making any such investment, a Portfolio would provide appropriate disclosure in its Part A or this Part B.
         Dollar Roll Transactions

         A Portfolio may enter into "dollar roll" transactions wherein a Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Portfolio assumes the risk of ownership. A Portfolio is compensated for entering to dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transaction involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which a Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

         Emerging Market Securities

         The Portfolios, except for the Index Portfolio, may invest in equity securities of companies in "emerging markets." The Portfolios consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Advisor may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Advisor believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Portfolios may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

         Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

         There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

         Floating- and Variable-Rate Obligations

         The Portfolios may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Portfolio may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Portfolio may invest. The Advisor, on behalf of each Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Portfolio's investment portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         The floating- and variable-rate instruments that the Portfolios may purchase include certificates of participation in such instruments.

         Foreign Obligations and Securities

         The Portfolios  may invest in foreign  securities  through ADRs,  CDRs,
EDRs, IDRs and GDRs or other similar  securities  convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs (sponsored or unsponsored)  are receipts  typically issued by a U.S. bank or trust company and traded on a U.S. stock  exchange,  and CDRs are receipts  typically  issued by a
Canadian  bank or trust company that  evidence  ownership of underlying  foreign securities.  Issuers of  unsponsored  ADRs are not  contractually  obligated  to disclose material  information in the U.S. and, therefore,  such information may not  correlate to the market  value of the  unsponsored  ADR.  EDRs and IDRs are receipts  typically issued by European banks and trust  companies,  and GDRs are receipts issued by either a U.S. or non-U.S. banking institution,  that evidence ownership of the underlying foreign  securities.  Generally,  ADRs in registered form are designed for use in U.S.
securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         The Portfolios may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

         Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

         Investment income on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would be subject.

         Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         Each Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         Each Portfolio will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Guaranteed Investment Contracts
         The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Portfolio will purchase a GIC only when the Advisor has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.
         Illiquid Securities

         The Portfolios may invest in securities not registered under the Securities Act of 1933, as amended ("1933 Act") and other securities subject to legal or other restrictions on resale. Illiquid securities may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Portfolio.

         Interest Rate Protection Transactions
         To manage its exposure to different types of investments, the Portfolios may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.
         A Portfolio expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.
         Letters of Credit.

         Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Portfolios may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Portfolio may be used for letter of credit-backed investments.

         Loans of Portfolio Securities

         Each Portfolio may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

         A Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. A Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowing and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor or the Distributor.



         Money Market Instruments and Temporary Investments

         The Portfolios may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moodys or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the Advisor; and (iv) repurchase agreements. The Portfolios also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Portfolios.

         Repurchase   Agreements.   A  Portfolio   may  enter  into   repurchase
agreements, wherein the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Portfolio. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolio's disposition of the security may be delayed or limited.

         The Portfolios may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of a Portfolio's total net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Portfolio will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment Advisor. The Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

         Mortgage-Related and Other Asset-Backed Securities

         The Portfolios, except the Index and International Equity Portfolios, may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         The Portfolios may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"). CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association (" FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The Portfolios may also invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

         The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

         The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Portfolio may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Portfolio's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Portfolio or if the Portfolio sells these securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

         There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that the Advisor's assumptions about prepayments are inaccurate, these securities may expose the Portfolios to significantly greater market risks than expected.

         The Portfolios also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

         Municipal Bonds

         The Portfolios may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover a Portfolio cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Portfolio and the liquidity and value of the Portfolio's assets. In such an event, a Portfolio would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Certain of the municipal obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

         Other Investment Companies

         The Portfolios may invest in shares of other investment companies to the extent permitted under the 1940 Act. However, no Portfolio that has knowledge that its Interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act may acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d(1)(G) of the 1940 Act. In addition, any Portfolio that has knowledge that its Interests are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

         Participation Interests

         The Portfolios may purchase participation interests in loans or instruments in which the Portfolio may invest directly that are owned by banks or other institutions. A participation interest gives a Portfolio an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Portfolio with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Privately Issued Securities

         The Portfolios, except the Disciplined Growth, Small Cap Value and Small Company Growth Portfolios, may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Portfolio. Privately issued or Rule 144A securities that are determined by the investment Advisor to be "illiquid" are subject to the Portfolios' policy of not investing more than 15% of its net assets in illiquid securities. The investment Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

         Reverse Repurchase Agreements

         The Portfolios may enter into reverse repurchase agreements (an agreement under which a Portfolio sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolios may decline below the price at which the Portfolios are obligated to repurchase the securities.
Reverse repurchase agreements may be viewed as a form of borrowing.

         Small Company Securities

         Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Securities owned by a Portfolio that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Portfolio of a security, to meet redemption requests by other investors or otherwise, may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

         Stripped Securities

         The Portfolios may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Portfolios may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Portfolios will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Portfolios generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Portfolios are not subject to prepayment or extension risk.

         The Portfolios may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         Unrated Investments

         The Portfolios may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Portfolio. After purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. To the extent the ratings given by Moodys or S&P may change as a result of changes in such organizations  or  their  rating  systems,  a  Portfolio  will  attempt  to  use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this Part B. The ratings of Moodys and S&P are more fully described in the Appendix to this Part B.

         U.S. Government Obligations

         The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations
(i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Portfolios may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Portfolio may only purchase warrants on securities in which the Fund may invest directly.

         Zero Coupon Bonds
         The Portfolios may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

         Nationally Recognized Statistical Ratings Organization

         The ratings of Moodys Investors Service, Inc.; Standard & Poor's Ratings Group, Division of McGraw Hill; Duff & Phelps Credit Rating Co.; Fitch Investors Service, Inc.; Thomson Bank Watch; and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Portfolio. The Advisor will consider such an event in determining whether the Portfolio involved should continue to hold the obligation.

Portfolio Turnover

         Generally, the Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Portfolio's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Interest holders.

ITEM 13.  MANAGEMENT OF THE TRUST

         The principal occupations during the past five years of the Trustees and the principal executive officer of the Trust are listed below. The address of each, unless otherwise indicated is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown, 65                          Trustee,            Director, Federal Farm Credit Banks Funding
1431 Landings Place                           Secretary and       Corporation and Farm Credit System Financial
Sarasota, FL 34231                            Treasurer           Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994; previously Associate
                                                                  Professor of Finance.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee and         Private Investor.
31 Dellwood Court                             President
San Rafael, CA  94901

Richard M. Leach, 63                          Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
Four Beaufain Street                                              of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56095                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke 58                          Trustee             Principal, Willeke & Daniels
201 Ridgewood Avenue
Minneapolis, MN  55403

         Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. For 1999, the Trustees will receive a pro rata share of the annual retainer, calculated from the closing date of the Reorganization. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex.

         As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

ITEM 14.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Set forth below, as of November 2, 1999, is the name and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Portfolio or 5% or more of the voting securities as a whole. The address for each of the funds listed below is 111 Center Street, Little Rock Arkansas 72201.

                       5% Ownership as of NOVEMBER 2, 1999

                                   Percentage
         Portfolio                  Name and Address             of Portfolio

Disciplined Growth           Performa Disciplined                   23.50%
   Portfolio                 Diversified Equity                     52.80%
                             Strategic Income                        1.33%
                             Moderate Balanced                       5.21%
                             Growth Balanced                        15.82%
                             Aggressive Balance E                    1.34%

Equity Income Portfolio      Equity Income                          68.87%
                             Diversified Equity Str                 21.29%
                             Strategic Income                        0.53%
                             Moderate Balanced                       2.11%
                             Growth Balance                          6.40%
                             Aggressive Balance E                    0.54%
                             WBII Growh                              0.09%
                             WBII Growth & Income                    0.06%
                             WBII Growth Balance                     0.10%

Index Portfolio              Index                                  52.13%
                             Diversified Equity                     32.41%
                             Strategic Income                        0.82%
                             Moderate Balanced                       3.25%
                             Growth Balanced                         9.80%
                             Aggressive Balance E                    0.82%
                             Forum Equity Index                      0.78%

International Portfolio      International                          35.48%
                             Growth Equity                          19.72%
                             Diversified Equity                     30.69%
                             Strategic Income                        0.72%
                             Moderate Balanced                       2.92%
                             Growth Balanced                         9.28%
                             Aggressive Balance E                    0.76%
                             WBII Growth                             0.09%
                             WBII Growth & Income                    0.14%
                             WBII Growth Balance                     0.22%

Large Company Growth         Large Company Growth                   59.66%
   Portfolio                 Growth Equity                          11.19%
                             Diversified Equity                     19.70%
                             Strategic Income                        0.50%
                             Moderate Balanced                       2.01%
                             Growth Balanced                         5.97%
                             Aggressive Balanced                     0.51%
                             WBII Growth                             0.27%
                             WBII Growth & Income                    0.08%
                             WBII Growth Balance                     0.11%

Managed Fixed Income         Diversified Bond                       20.78%
   Portfolio                 Strategic Income                       16.57%
                             Moderate Balanced                      26.77%
                             Growth Balanced                        34.36%
                             Aggressive Balanced                     1.52%

Positive Return Bond         Diversified Bond                       20.80%
   Portfolio                 Strategic Income                       16.55%
                             Moderate Balanced                      26.78%
                             Growth Balanced                        34.34%
                             Aggressive Balanced                     1.52%

Small Cap Value Portfolio    Performa Small Cap                     10.01%
                             Growth Equity                          35.14%
                             Diversified Equity                     30.95%
                             Strategic Income                        0.78%
                             Moderate Balanced                       3.03%
                             Growth Balanced                         9.24%
                             Aggressive Balanced                     0.79%
                             Diversified Small Cp                   10.08%

Stable Income Portfolio      Strategic Income                       19.85%
                             Moderate Balanced                      23.61%
                             Stable Income                          56.54%

Strategic Value Bond         Performa Strategic V                    3.60%
   Portfolio                 Diversified Bond                       12.72%
                             Strategic Income                       10.14%
                             Moderate Balanced                      16.37%
                             Growth Balanced                        21.05%
                             Aggressive Balanced                     0.93%
                             Total Return                           35.19%

Small Company Growth         Small Company Growth                   76.70%
   Portfolio                 Growth Equity                           9.07%
                             Diversified Equity                      8.01%
                             Strategic Income                        0.20%
                             Moderate Balanced                       0.79%
                             Growth Balanced                         2.41%
                             Aggressive Balanced                     0.20%
                             Diversified Small Cap                   2.61%

Small Company Index          Growth Equity                          38.90%
   Portfolio                 Diversified Equity                     34.45%
                             Strategic Income                        0.87%
                             Moderate Balanced                       3.39%
                             Growth Balanced                        10.30%
                             Aggressive Balanced                     0.88%
                             Diversified Small Cap                  11.22%

Small Company Value          Growth Equity                          38.88%
                             Diversified Equity                     34.43%
                             Strategic Income                        0.87%
                             Moderate Balanced                       3.38%
                             Growth Balanced                        10.29%
                             Aggressive Balanced                     0.88%
                             Diversified Small Cap                  11.27%

International Equity         Growth Equity                          30.80%
   Portfolio                 Diversified Equity                     46.66%
                             Strategic Income                        1.49%
                             Moderate Balanced                       5.33%
                             Growth Balanced                        14.43%
                             Aggressive Balanced                     1.29%

ITEM 15.  INVESTMENT ADVISORY AND OTHER SERVICES.

Investment Advisor. Subject to the general supervision of the Board, Wells Fargo provides investment advisory services to the Portfolios. As investment advisor, Wells Fargo furnishes investment guidance and policy direction in connection with the daily portfolio management of the Portfolios. Wells Fargo furnishes to the Trust's Board of Trustees periodic reports on the investment strategies and performance of each Portfolio. Wells Fargo provides the Portfolios with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.
         The investment advisory agreement for each Portfolio ("Advisory Agreement") will remain in effect for a period of two years from the date of its effectiveness and thereafter shall continue for successive one-year periods provided such continuance is specifically approved at least annually by the Board or by vote of the Interest holders of the Portfolio, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Trust).

         The Advisory Agreement with respect to a Portfolio is terminable without the payment of penalty, (i) by the Board or by a vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon its assignment.

         The advisory fees, as described in Part A, are accrued daily and paid monthly. The adviser in its sole discretion, may waive all or any portion of its advisory fee with respect to each Portfolio. Each Advisory Agreement provides that the Advisers may render service to others.

         The table below shows the dollar amount of advisory fees payable as a percentage of daily net assets by each Portfolio to the predecessor advisors over the past three years. As discussed in the "Trust History" section, the Portfolios were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of advisory fees paid shows the dollar amount of fees paid to advisors by the predecessor portfolio that is considered the surviving entity for accounting purposes. Specifically, the table details the dollar amount of fees that would have been payable had certain waivers not been in place, together with the dollar amount of fees waived and the dollar amount of net fees paid. The advisory fee rates are set forth in Part A. This information is provided for the past three years or such shorter terms as a Portfolio has been operational.

ADVISORY FEES


                                                                      Fee Waived or        Fee
                                                            Fee        Reimbursed      Retained by
                                                          Payable      by Norwest        Adviser

         Index Portfolio
                  Year ended May 31, 1999              $2,351,029             $0     $2,351,029
                  Year ended May 31, 1998              $1,709,358             $0     $1,709,358
                  Year ended May 31, 1997             $   592,067       $592,067             $0
         Small Company Growth Portfolio
                  Year ended May 31, 1999              $6,579,692             $0     $6,579,692
                  Year ended May 31, 1998              $7,752,366             $0     $7,752,366
         Small Company Value Portfolio
                  Year ended May 31, 1999              $1,297,868             $0     $1,297,868
                  Year ended May 31, 1998              $1,558,410             $0     $1,558,410
         Large Company Growth
                  Year ended May 31, 1999              $9,043,943             $0     $9,043,943
                  Year ended May 31, 1998              $6,448,644             $0     $6,448,644
         Equity Income Portfolio
                  Year ended May 31, 1999             $10,582,022             $0    $10,582,022
                  Year ended May 31, 1998            $  7,756,155             $0   $  7,756,155
         Small Cap Index Portfolio
                  Year ended May 31, 1999                $303,388             $0       $303,388
                  Year ended May 31, 1998               $  45,748             $0      $  45,748
         Managed Fixed Income Portfolio
                  Year ended May 31, 1999              $1,307,275             $0     $1,307,275
                  Year ended May 31, 1998             $   975,529             $0    $   975,529
         Positive Return Bond Fund
                  Year ended May 31, 1999                $871,345             $0       $871,345
                  Year ended May 31, 1998                $727,322             $0       $727,322
         Stable Income Portfolio
                  Year ended May 31, 1999                $864,254             $0       $864,254
                  Year ended May 31, 1998                $682,043             $0       $682,043
         Disciplined Growth Portfolio
                  Year ended May 31, 1999              $1,481,103             $0     $1,481,103
                  Year ended May 31, 1998             $   679,865             $0    $   679,865
         Small Cap Value Portfolio
                  Year ended May 31, 1999              $1,021,928             $0     $1,021,928
                  Year ended May 31, 1998             $   580,454             $0    $   580,454
         Strategic Value Bond Portfolio
                  Year ended May 31, 1999              $1,203,467             $0     $1,203,467
                  Year ended May 31, 1998             $   601,240             $0    $   601,240

                                                                      Fee Waived or        Fee
                                                            Fee        Reimbursed      Retained by
                                                          Payable      by Schroder      Schroder

         International Portfolio
                  Year ended May 31, 1999              $3,937,758       $717,860     $3,219,898
                  Year ended May 31, 1998              $3,832,528       $117,141     $3,715,387
                  Year ended May 31, 1997             $   812,485            N/A    $   812,485

         International Portfolio Equity Portfolio
                  Year ended May 31, 1999                $536,814             $0       $536,814

Investment Sub-Advisors. Wells Fargo has engaged Wells Capital Management Incorporated ("WCM"), Galliard Capital Management, Inc. ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group, LP ("Smith Group") and Schroder Investment Management North America Inc. ("Schroder") (collectively, the "Sub-Advisors") to serve as investment sub-advisors to the Portfolios. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo and the Trust, the Sub-Advisors make recommendations regarding the investment and reinvestment of the
Portfolios' assets. The Sub-Advisors furnish to Wells Fargo Bank periodic reports on the investment activity and performance of the Portfolios. The Sub-Advisors also furnish such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.
         An Investment Subadvisory Agreement (the "Subadvisory Agreement") for a Portfolio will remain in effect for a period of two years from the date of its effectiveness and thereafter shall continue for successive one-year periods provided such continuance is specifically approved at least annually by the Board or by vote of the Interest holders of the Portfolio, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Trust). A Portfolio's Subadvisory Agreement is terminable without penalty by the Board or a majority of the outstanding voting securities of the Portfolio or by the Advisor or Subadvisor on 60 days' written notice to the other party and will automatically terminate in the event of its assignment.

As compensation  for  sub-advisory  services to the Portfolios,  WCM,  Galliard,
Peregrine, Smith and Schroder are each entitled to receive the following fees:
------------------------------ --------------------- -----------------------------------
Core Portfolio                 Sub-Advisor           Fees
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Disciplined Growth             Smith                     0-175M      0.35%
                                                     175-225M        0
                                                     225-500M        0.25%
                                                           >500M     0.20%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Equity Income                  WCM                       0-200M      0.25%
                                                     200-400M        0.20%
                                                           >400M     0.15%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Index                          WCM                        0-200M     0.02%
                                                           >200M    0.01%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
International                  Schroder                  0-100M      0.45%
                                                     100-200M        0.35%
                                                     200-600M        0.20%
                                                           >600M     0.185%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
International Equity           WCM                       0-200M      0.35%
                                                     200-400M        0.25%
                                                           >400M     0.15%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Large Company                  Peregrine                   0-25M     0.75%
   Growth                                                25-50M      0.60%
                                                       50-275M       0.50%
                                                           >275M     0.30%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Small Cap Index                WCM                        0-200M     0.02%
                                                          >200M      0.01%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Small Cap Value                Smith                     0-110M      0.45%
                                                     110-150M        0%
                                                     150-300M        0.30%
                                                           >300M     0.25%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Small Company                  Peregrine                   0-50M     0.90%
   Growth                                              50-180M       0.75%
                                                     180-340M        0.65%
                                                      340-685M       0.50%
                                                      685-735M       0.52%
                                                          >735M      0.55%
------------------------------ --------------------- -----------------------------------
------------------------------ --------------------- -----------------------------------
Small Company                  Peregrine                0-200M       0.50%
   Value                                                   >200M     0.75%
------------------------------ --------------------- -----------------------------------

                                                          0-100M     0.10%

                                                      100-200M       0.08%
------------------------------ --------------------- -----------------------------------

                                                          > 200M     0.06%


------------------------------ --------------------- -----------------------------------

                                                            0-10M   0.40%

                                                          10-25M    0.30%

                                                     25M-300M       0.20%
------------------------------ --------------------- -----------------------------------

                                                            >300M   0.10%
------------------------------ --------------------- -----------------------------------

                                                          0-100M    0.13%

                                                      100-200M      0.10%
------------------------------ --------------------- -----------------------------------

                                                          > 200M    0.08%

------------------------------ --------------------- -----------------------------------

                                                       0-1500M      0.04%

                                                     1500-2000M     0.05%

                                                     2000-2500M     0.045%

                                                     2500-3000M     0.04%
------------------------------ --------------------- -----------------------------------

                                                        > 3000M     0.03%
------------------------------ --------------------- -----------------------------------

         Administrator. The Trust has retained Wells Fargo as Administrator on behalf of each Portfolio. Under the Administration Agreement between Wells Fargo and the Trust, Wells Fargo shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Portfolio's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Portfolio; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo also furnish office space and certain facilities required for conducting the Portfolios' business together with ordinary clerical and bookkeeping services. The Administrator is not entitled to receive an administration fee as long as it receives an administration fee at the underlying fund level.

         The Table below shows the dollar amount of administrative fees payable as a percentage of daily net assets by each Portfolio to the predecessor Administrator. Specifically, the table details the dollar amount of fees that would have been payable had certain waivers not been in place, together with the dollar amount of fees waived and the dollar amount of net fees paid. The advisory fee rates are set forth in Part A. This information is provided for the past three years or such shorter terms as a Portfolio has been operational.

ADMINISTRATIVE FEES


                                                          Fee              Fee               Fee
                                                        Payable          Waived           Retained

         Index Portfolio
                  Year ended May 31, 1999             $783,676          $779,240           $4,436
                  Year ended May 31, 1998             $652,010          $648,264           $3,746
                  Year ended May 31, 1997             $394,711          $163,837         $230,874

         Small Company Growth Portfolio
                  Year ended May 31, 1999             $365,538        $    1,559         $363,979
                  Year ended May 31, 1998             $486,767          $479,752           $7,015
         Small Company Value Portfolio
                  Year ended May 31, 1999            $  72,104           $68,547           $3,557
                  Year ended May 31, 1998             $101,259           $96,092           $5,167
         Large Company Growth Portfolio
                  Year ended May 31, 1999             $695,688          $137,320         $558,368
                  Year ended May 31, 1998             $576,912          $572,067           $4,845
         Equity Income Portfolio
                  Year ended May 31, 1999           $1,058,202          $425,107         $633,095
                  Year ended May 31, 1998             $860,981          $856,592           $4,389
         Small Cap Index Portfolio
                  Year ended May 31, 1999              $60,678           $54,976           $5,702
                  Year ended May 31, 1998               $9,150            $3,594           $5,556
         Managed Fixed Income Portfolio
                  Year ended May 31, 1999             $186,754          $184,012           $2,742
                  Year ended May 31, 1998             $155,633          $153,576           $2,057
         Positive Return Portfolio
                  Year ended May 31, 1999             $124,478          $122,006           $2,472
                  Year ended May 31, 1998             $120,200          $117,575           $2,625
         Stable Income Portfolio
                  Year ended May 31, 1999             $144,042          $142,032           $2,010
                  Year ended May 31, 1998             $131,001          $127,246           $3,755
         International Portfolio
                  Year ended May 31, 1999           $1,312,586                $0       $1,312,586
                  Year ended May 31, 1998           $1,209,182                $0       $1,209,182
                  Year ended May 31, 1997          $   270,828          $141,294      $   129,534
         Disciplined Growth Portfolio
                  Year ended May 31, 1999              $82,284           $79,837           $2,447
         International Equity Portfolio
                  Year ended May 31, 1999              $22,367           $22,637               $0
         Small Cap Value Portfolio
                  Year ended May 31, 1999              $53,786           $50,969           $2,817
         Strategic Value Bond Portfolio
                  Year ended May 31, 1999             $120,347          $118,013           $2,334

         Custodian. Norwest Bank Minnesota, N.A. ("Norwest Bank"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Portfolio. The Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Portfolio, and pays all expenses of each Portfolio. For its services as Custodian, Norwest Bank is entitled to receive a fee of 0.02% of the average daily net assets of each Portfolio except the International and International Equity Portfolios for which it will receive a fee of 0.25% of the average daily net assets on a annualized basis.

Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Portfolios. Forum Accounting served as the Accountant for the predecessor Norwest Funds. In order to ensure an orderly fund accounting transition to Forum Accounting for all the Portfolios, Wells Fargo will continue to serve as the Fund Accountant for the Portfolios mentioned above during a transition period. It is anticipated that the transition period will last until February 1, 2000, by which time Forum Accounting will be serving as the Fund Accountant for all of the Portfolios.

If the conversion to Forum Accounting does not occur on or before February 1, 2000, Wells Fargo Bank will continue to serve as the Fund Accountant until the conversion occurs, but not longer than one year from September 20, 1999, at which time it is anticipated that Forum Accounting will serve as the Accountant for the Portfolio. Wells Fargo Bank is entitled to receive the same fees as Norwest Bank.

For their services as Accountant, Forum Accounting is entitled to receive a monthly base fee per Portfolio ranging from $4,667 to $6,333 for Portfolios with significant holdings of asset-backed securities. In addition, each Portfolio pays a monthly fee of $1,000 per class. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Portfolio.

     Counsel: Morrison & Foerster LLP serves as legal counsel to the Trust and the Portfolios. Their address is 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812.

ITEM 16.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo is responsible for each Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Portfolio's securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained form the SEC or an exemption is otherwise available. The Portfolio may purchase securities form underwriting syndicates of which Stephens or Wells Fargo is a member under certain conditions in accordance with the provision of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

         In placing orders for securities of a Portfolio, Wells Fargo is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         Wells Fargo, as the Investment Advisor of each of the Portfolios, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Portfolio investment transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo. By allocating transactions in this manner, Wells Fargo is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo under the Advisory Contracts, and the expenses of Wells Fargo will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo places securities transactions for a Portfolio may be used by Wells Fargo in servicing its other accounts, and not all of these services may be used by Wells Fargo in connection with advising the Portfolios.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their Interest holders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio's investment securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo deems portfolio changes appropriate.

From time to time, Wells Fargo and Stephens may waive fees from the Portfolio in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Portfolio's performance.
ITEM 17.  CAPITAL STOCK AND OTHER SECURITIES.

DESCRIPTION OF INTERESTS

         Under the Declaration of Trust, the Trustees are authorized to issue Interests in one or more separate and distinct series. Investments in each Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Each investor in a Portfolio is entitled to a vote in proportion to the amount of its investment therein. Investors in the Portfolios will all vote together in certain circumstances (e.g., election of the Trustees and ratification of auditors, as required by the 1940 Act and the rules thereunder). One or more Portfolios could control the outcome of these votes. Investors do not have cumulative voting rights, and investors holding more than 50% of the aggregate interests in the Trust or in a Portfolio, as the case may be, may control the outcome of votes. The Trust is not required and has no current intention to hold annual meetings of investors, but the Trust will hold special meetings of investors when (1) a majority of the Trustees determines to do so or (2) investors holding at least 10% of the interests in the Trust (or a Portfolio) request in writing a meeting of investors in the Trust (or Portfolio). Except for certain matters specifically described in the Declaration Trust, the Trustees may amend the Trust's Declaration of Trust without the vote of Interest holders.

         The Trust, with respect to a Portfolio, may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the Trust's Board. A Portfolio may be terminated (1) upon liquidation and distribution of its assets, if approved by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) or (2) by the Trustees on written notice to the Portfolio's investors. Upon liquidation or dissolution of any Portfolio, the investors therein would be entitled to share pro rata in its net assets available for distribution to investors.

         The Trust is organized as a business trust under the laws of the State of Delaware. The Trust's Interest holders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that an Interest holder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust Interest holder liability exists in many other states, including Texas. As a result, to the extent that the Trust or an Interest holder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust to liability. To guard against this risk, the Trust Instrument of the Trust disclaims liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any Interest holder held personally liable for the obligations of the Trust. Thus, the risk of an Interest holder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) the Trust itself is unable to meet its obligations.

ITEM 18.   PURCHASE, REDEMPTION, AND PRICING OF SHARES

         Beneficial Interests in the Portfolios are issued by the Trust in private placement transactions which do not involve a "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may only be made by investment companies or other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act.

         In addition to cash purchases of Interests, if accepted by the Trust, investments in Beneficial Interests of a Portfolio may be made in exchange for securities which are eligible for purchase by the Portfolio and consistent with the Portfolio's investment objective and policies as described in Part A. In connection with an in-kind securities payment, a Portfolio may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Portfolio; (ii) are accompanied by satisfactory assurance that the Portfolio will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Portfolio; (iv) be in proper form for transfer to the Portfolio; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio engaged in the in-kind purchase transaction and must be delivered to such Portfolio by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

         In 1994, the Commission granted an exemptive order which permitted CT, certain Norwest Advantage funds and other open-end management investment companies or their separate series for which Norwest Bank Minnesota, N.A. ("Norwest") (or any person controlled by, controlling or under common control with Norwest) acts as investment adviser to invest in the core portfolios of CT. The original exemptive order, which imposed several substantive conditions upon CT and Norwest Advantage funds, was amended effective August 6, 1996, to permit any Norwest Advantage fund to invest all or a portion of its assets in a CT portfolio, irrespective of investment style, and which removed certain restrictions imposed on CT thereby permitting CT to accept investments from persons other than Norwest Advantage funds. The exemptive order remains in effect for the successor entities to these parties.

         The Trust is required to redeem all full and fractional units of Interests in the Trust. The redemption price is the net asset value per unit of each Portfolio next determined after receipt by the Portfolio of a request for redemption in proper form.

         The Trustees may specify conditions, prices, and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value ("NAV"), or may be in cash. Upon redemption, Interests shall not be cancelled and may be reissued from time to time. The Trustees may require Interest holders to redeem Interest for any reason under terms set by the Trustees, including the failure of a Interest holder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Interest issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Interests required by them for payment of amount due and owing by a Interest holder to the Trust or any Series or Class. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Interest holders to require any Series or Class to redeem Interests during any period of time when and to the extent permissible under the 1940 Act.

         If the Trustees postpone payment of the redemption price and suspend the right of Interest holders to redeem their Interests, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension. Thereafter Interest holders shall have no right of redemption or payment until the Trustees declare the end of the suspension. If the right of redemption is suspended, an Interest holder may either withdraw his or her request for redemption or receive payment based on the NAV per Interest next determined after the suspension-terminates.

         If the Trustees shall determine that direct or indirect ownership of Interests of any Portfolio has become concentrated in any person to an extent that would disqualify any Portfolio as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power (but not the obligation) by lot or other means they deem equitable to (a) call for redemption by any such person of a number, or a principal amount, of Interests sufficient to maintain or bring the direct or indirect ownership of Interests into conformity with the requirements for such qualification, and (b) refuse to transfer or issue shares to any person whose acquisition of Interests in question would, in the Trustee's judgment, result in such disqualification. Any such redemption shall be effected at the redemption price and in the manner described above. Interest holders shall upon demand disclose to the Trustees in writing such information concerning direct and indirect ownership of Interests as the Trustees deem necessary to comply with the requirements of any taxing authority.

DETERMINATION OF NET ASSET VALUE

         NAV is determined as of the close of regular trading (currently 1:00 p.m. Pacific time/3:00 p.m. Central time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including Advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Portfolios' Interests.

         Securities of a Portfolio for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. If the values reported on a foreign exchange are materially affected by events occurring after the close of the foreign exchange, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value. In the case of other securities, including U.S. Government Securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of a Portfolio , other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Portfolio for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.


ITEM 19. TAXATION.

         The Trust is organized as a business trust under Delaware law. Under the Trust's current classification for federal income tax purposes, it is intended that each Portfolio will be treated as a non-publicly traded partnership for such purposes and, therefore such Portfolio will not be subject to any federal income tax. However, each investor in a Portfolio will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of such Portfolio's income and gains in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

         The Trust's taxable year-end is the last day of May. Although the Trust will not be subject to federal income tax, it will file appropriate federal income tax returns.

         It is intended that each Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through a Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

ITEM 20. UNDERWRITERS.

         Stephens Inc. (the "Distributor") is the exclusive distributor for the Interests in the Portfolios. Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells Interests in the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually in accordance with the 1940 Act and the rules thereunder. This agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act). This agreement may, in any event, be terminated at any time, without the payment of any penalty, by the Trust upon 60 days' written notice to the Placement Agent or by the Placement Agent at any time after the second anniversary of the effective date of this agreement on 60 days' written notice to the Trust.

ITEM 21.  CALCULATION OF PERFORMANCE DATA.

         Not applicable.

ITEM 22. FINANCIAL STATEMENTS.

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.




                                                    168
230

230
                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The  following  summarizes  the highest six ratings  used by Standard &
Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate
         protection   parameters,   adverse  economic   conditions  or  changing
         circumstances  are more  likely to lead to a weakened  capacity  to pay interest and repay  principal  for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The  following  summarizes  the  highest  six  ratings  used by Moody's
Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations.
      Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa -  Bonds  that  are  rated  Baa  are  considered  medium  grade obligations,  i.e., they are neither highly  protected nor poorly secured.
      Interest  payments and principal  security appear adequate for the present
      but   certain   protective   elements   may   be   lacking   or   may   be
      characteristically  unreliable  over any great length of time.  Such bonds lack outstanding  investment  characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps
Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest  credit  quality.
      The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment.
      Considerable variability in risk exists during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The  following  summarizes  the  highest  four  ratings  used by  Fitch
Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations  bearing these designations are of the best quality,  enjoying  strong  protection  from  established  cash flows,  superior
liquidity  support  or  demonstrated   broad-based  access  to  the  market  for
refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 - Indicates satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3.
D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of Master Portfolios, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are considered to be minor.
D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.
D-2 indicates good certainty of timely  payment.  Liquidity  factors and company
Fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest  commercial  paper rating assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting  institutions)  are considered  to have a  superior  capacity  for  repayment  of senior  short-term
promissory   obligations.   Issuers   rated   Prime-2  (or  related   supporting
institutions)  are considered to have a strong  capacity for repayment of senior short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics of issuers rated Prime-1,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson  BankWatch,   Inc.  ("BankWatch")  ratings  are  based  upon  a
qualitative  and  quantitative  analysis  of all  segments  of the  organization
including,  where  applicable,   holding  company  and  operating  subsidiaries.
BankWatch  ratings do not constitute a recommendation  to buy or sell securities of  any of  these  companies.  Further,  BankWatch  does  not  suggest  specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1         The   highest   category;   indicates   a  very  high
                           likelihood  that  principal and interest will be paid
                           on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following  summarizes the two highest  short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.


















                             WELLS FARGO CORE TRUST
                              File No. 811-________

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.

      Exhibit
      Number                                      Description

        (a)                   -  Amended and Restated Declaration of Trust,  filed herewith.

        (b)                   -  Not applicable.

        (c)                   -  Not applicable.

        (d)(1)                   -                  Investment Advisory Contract with Wells Fargo Bank, N.A.,  filed herewith

           (2)(i)             -  Sub-Advisory Contract with Wells Capital Management, Inc.,  filed herewith.

                (ii)          -  Sub-Advisory Contract with Galliard Capital Management, Inc.,  filed herewith.

                (iii)  -   Sub-Advisory   Contract  with   Schroder   Investment
Management, Inc., filed herewith.

                (iv)          -  Sub-Advisory Contract with Smith Asset Management, L.P.,  filed herewith.

                (v)           -  Sub-Advisory Contract with Peregrine Capital Management, Inc.,  filed herewith.

        (e)                   -  Not applicable pursuant to General Instruction (B)(2)(b).

        (f)                   -  Not applicable.

        (g)                   -  Custody Agreement with Norwest Bank Minnesota, N.A.,  filed herewith.

        (h)(1)                   -                  Administration Agreement with Wells Fargo Bank, N.A.,  filed herewith.

            (2)                  -                  Placement Agency Agreement with Stephens, Inc., filed herewith

            (3)                  -                  Fund Accounting Agreement with Forum Accounting Services, LLC, filed herewith.

        (i)                   -  Not applicable, pursuant to General Instruction (B)(2)(b).

        (j)                   -  Not applicable, pursuant to General Instruction (B)(2)(b).

        (k)                   -  Not applicable, pursuant to General Instruction (B)(2)(b).

        (l)                   -  Not applicable.

        (m)                   -  Not applicable.

        (n)                   -  Not applicable.








                             WELLS FARGO CORE TRUST



                              AMENDED AND RESTATED
                              DECLARATION OF TRUST

                                      DATED
                                 AUGUST 19, 1999




                              DECLARATION OF TRUST
                                       OF
                             WELLS FARGO CORE TRUST

                                TABLE OF CONTENTS

                                                                                                               Page

ARTICLE I DEFINITIONS.............................................................................................1
ARTICLE II THE TRUSTEES...........................................................................................3
      Section 1. Management of the Trust..........................................................................3
      Section 2. Initial Trustees; Election and Number of Trustees................................................3
      Section 3. Term of Office of Trustees.......................................................................3
      Section 4. Qualification of Trustees........................................................................3
      Section 5. Vacancies; Appointment of Trustees...............................................................3
      Section 6. Temporary Vacancies or Absence...................................................................4
      Section 7. Chairman.........................................................................................4
      Section 8. Action by Trustees...............................................................................4
      Section 9. Meetings of the Trustees; Required Notice........................................................5
      Section 10. Committees......................................................................................5
      Section 11. Audit Committee.................................................................................6
      Section 12. Nominating Committee............................................................................6
      Section 13. Ownership of Trust Property.....................................................................6
      Section 14. Effect of Trustees Not Serving..................................................................6
      Section 15. Trustees as Interestholders.....................................................................6
      Section 16. Compensation of Trustees........................................................................7
ARTICLE III POWERS OF THE TRUSTEES................................................................................7
      Section 1. Powers...........................................................................................7
      Section 2. Certain Transactions............................................................................10
ARTICLE IV SERIES; CLASSES; INTERESTS............................................................................10
      Section 1. Establishment of Series or Class................................................................10
      Section 2. Interests.......................................................................................10
      Section 3. Investment in the Trust.........................................................................11
      Section 4. Assets and Liabilities of Series................................................................11
      Section 5. Ownership and Transfer of Interests.............................................................12
      Section 6. Status of Interests; Limitation of Interestholder Liability.....................................12
ARTICLE V DETERMINATION OF BOOK CAPITAL ACCOUNT
BALANCES, AND ALLOCATIONS........................................................................................13
      Section 1 Book Capita Account Balances.....................................................................13
      Section 2 Allocation of Net Profits and Net Losses.........................................................13
      Section 3 Power to Modify the Foregoing Procedures.........................................................14
ARTICLE VI DISTRIBUTIONS AND REDEMPTION..........................................................................14
      Section 1. Distributions...................................................................................14
      Section 2. Determination of Net Income.....................................................................14
      Section 3. Redemptions.....................................................................................15
      Section 4. Determination of Net Asset Value................................................................15
      Section 5 Suspension of Right of Redemption................................................................15
ARTICLE VII INTERESTHOLDERS' VOTING POWERS AND MEETINGS..........................................................16
      Section 1. Voting Powers...................................................................................16
      Section 2. Meetings of Interestholders.....................................................................17
      Section 3. Quorum; Required Vote...........................................................................17
ARTICLE VIII CONTRACTS WITH SERVICE PROVIDERS....................................................................17
      Section 1. Investment Adviser..............................................................................17
      Section 2. Principal Underwriter...........................................................................17
      Section 3. Transfer Agency, Accounting, and Other Services.................................................18
      Section 4. Custodian.......................................................................................18
      Section 5. Parties to Contracts with Service Providers.....................................................18
ARTICLE IX EXPENSES OF THE TRUST AND SERIES......................................................................18
ARTICLE X LIMITATION OF LIABILITY AND INDEMNIFICATION............................................................19
      Section 1. Limitation of Liability.........................................................................19
      Section 2. Mandatory Indemnification.......................................................................19
      Section 3. Indemnification of Interestholders..............................................................20
      Section 4. Contractual Modification of Duties..............................................................20
ARTICLE XI OFFICERS..............................................................................................21
      Section 1. General.........................................................................................21
      Section 2. Election, Tenure and Qualifications of Officers.................................................21
      Section 3. Vacancies and Newly Created Offices.............................................................21
      Section 4. Removal and Resignation.........................................................................21
      Section 5. President.......................................................................................21
      Section 6. Treasurer and Assistant Treasurer(s)............................................................21
      Section 7. Secretary and Assistant Secretaries.............................................................22
      Section 8. Authority to Execute and File Applications for Exemptive Relief.................................22
      Section 9. Compensation of Officers........................................................................22
      Section 10. Surety Bond....................................................................................22
ARTICLE XII MISCELLANEOUS........................................................................................22
      Section 1. Trustee Action; Expert Advice; No Bond or Surety................................................22
      Section 2. Record Dates....................................................................................23
      Section 3. Dissolution or Termination of a Class, Series or the Trust......................................23
      Section 4. Reorganization..................................................................................24
      Section 5. Declaration.....................................................................................24
      Section 6. Derivative Actions..............................................................................24
      Section 7. Applicable Law..................................................................................24
      Section 8. Amendments......................................................................................25
      Section 9. Fiscal Year.....................................................................................25
      Section 10. Seravility.....................................................................................25
      Section 11. Principal Office...............................................................................26
      Section 12. Inspection of the Books........................................................................26






                              AMENDED AND RESTATED
                              DECLARATION OF TRUST
                                       OF
                             WELLS FARGO CORE TRUST

         This Declaration of Trust, made on March 10, 1999, and amended and restated on March 26, 1999 and August 19, 1999, creates a Delaware business trust for the investment and reinvestment of money and property received by the Trust from time to time. The Trustees declare that all money and property received by the Trust shall be held and managed in trust pursuant to this Amended and Restated Declaration of Trust. The name of the Trust created by this Declaration is Wells Fargo Core Trust.


                                   DEFINITIONS

         Unless otherwise provided or required by the context:

         "1940 Act" means the Investment Company Act of 1940, as amended from time to time, and all terms and requirements that are defined herein by reference to the 1940 Act shall be interpreted as that term or requirement has been modified or interpreted by applicable orders of the Commission or any rules or regulations adopted by, or interpretive releases of the Commission or its staff, and staff no-action letters issued under the 1940 Act;

         "Board" means the Board of Trustees of the Trust as described in Article II of this Declaration;

         "Book Capital Account" means, with respect to any Interestholder, the Capital Account maintained for such Interestholder on a daily basis in accordance with Article V of this Declaration of Trust;

         "By-Laws" means the By-Laws of the Trust if adopted by the Trustees, as amended from time to time;

         "Class" means the class of Interests of a Series established pursuant to Article IV;

         "Code" means the Internal Revenue Code of 1986, as amended from time to time, and the rules and regulations thereunder, as adopted or amended from time to time;

         "Commission," "Interested Person," and "Principal Underwriter" have the meanings provided in the 1940 Act;

         "Covered Person" means a person so defined in Article IX, Section 2;

         "Declaration" shall mean this Amended and Restated Declaration of Trust as amended, modified, supplemented or restated from time to time.

         "Delaware Act" means Chapter 38 of Title 12 of the Delaware Code entitled "Treatment of Delaware Business Trusts," as amended from time to time, and as interpreted by the Delaware courts;

          with the valuation procedures of the Trust as approved by the Board of Trustees; as follows:

         "Interestholder" means a record owner of Interests of the Trust;

         "Interests" means the equal proportionate non-transferable units of interest into which the beneficial interest of the Trust is divided from time to time (including whole and fractional Interests), or if more than one series or class of interests is authorized by the Trustees, the equal proportionate non-transferable units of interest into which each series or class of interests is divided from time to time;

     "Majority Interestholder Vote" means "the vote of a majority of the outstanding voting securities" as defined in the 1940 Act;

         "Net Losses" of a Series for any given time period shall mean the excess of the Net Asset Value of the Series as of the opening of the business on the first day of the period, after any additional contributions made on such date, over the Net Asset Value of the Series at the close of business on the last day of such period, prior to any distribution being made;

         "Net Profits" of a Series for any given time period shall mean the excess of the Net Asset Value of the Series as of the opening of business on the first day of the period, after any distribution being made with respect to such period, over the Net Asset Value of the Series as of the opening of business on the first day of such period, after any additional contributions made on such date;

         "Outstanding Interests" means Interests shown in the books and records of the Trust or its transfer agent as then issued and outstanding, but does not include any Interests that have been repurchased or redeemed by the Trust and are being held in the treasury of the Trust;

         "Percentage Interest" shall mean, with respect to any Interestholder, as of any day, the ratio (expressed as a percentage) of such Interestholder's
Book Capital Account, as of close of business on the preceding day to the aggregate Book Capital Accounts of all Interestholders as of the close of business on such preceding day, such Book Capital Accounts to be determined after giving effect to all contributions, distributions, and allocations through such preceding day.

         "Trust" means Wells Fargo Core Trust, created hereby;

         "Trustee"  means a person  serving  as a  Trustee  in  accordance  with
Article II, in his capacity as such, and "Trustees," when used collectively, means the Trustees acting collectively as the Board;

         "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the Trust or any Series or by the Trustees on behalf of the Trust or any Series.


                                  THE TRUSTEES

           Management of the Trust. The business and affairs of the Trust shall be managed by or under the direction of the Board, and they shall have all powers necessary or desirable, convenient or incidental, to carry out that responsibility. The Trustees may execute all instruments and take all action they deem necessary, desirable, convenient or incidental, to promote the interests of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.

           Initial  Trustees;  Election  and  Number of  Trustees.  The  initial
Trustees shall be the persons initially signing this Declaration prior to its amendment and restatement. The number of Trustees (other than the initial
Trustees) shall ten (10) or such other number as is fixed from time to time by a majority of the Trustees; provided, that there shall be at least two (2)
Trustees. The Interestholders shall elect the Trustees, only if required by the 1940 Act, on such dates as the Trustees may fix from time to time.

           Term of Office of Trustees. Each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that
(a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon delivery or a later date specified therein; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, or has become physically or mentally incapacitated or is otherwise unable to serve fully, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and
(d) any Trustee may be removed at any meeting of the Interestholders by a vote of at least two-thirds of the Outstanding Interests if required by Section 16(c) of the 1940 Act as interpreted by the staff of the Commission.

         Each Trustee shall retire from service on the Board no later than the end of the calendar year in which such Trustee reaches the age of 72, or until such other time as determined by an appropriate resolution of the full Board, including a majority of the remaining Trustees. However, any Trustee who is a Trustee as of March 26, 1999, and who had reached the age of 72 prior to such date shall continue to serve as a Trustee of the Trust until the end of such calendar year as is determined by an appropriate resolution of the full Board, including a majority of the remaining Trustees, at which time he shall retire from service on the Board

          Qualification of Trustees. No person shall be qualified to serve, stand for election or be appointed as a Trustee if such person has already reached the age of 70. Persons serving as Trustees as of March 26, 1999 who reached the age of 70 prior to that date, are exempt from this qualification requirement until the end of the fiscal year in which they turn 72 and retire pursuant to the retirement policy described in Section 3, or pursuant to the Board resolution that establishes the calendar year in which they must retire.

           Vacancies; Appointment of Trustees. Whenever a vacancy in the Board exists, regardless of the reason for such vacancy, the remaining Trustees may appoint any person as they determine in their sole discretion to fill that vacancy, except that the Trustee appointed may not be an "interested person" within the meaning of the 1940 Act if the appointment of an interested person would cause a violation of the 1940 Act, and the person must meet the qualification standards set out in Section 4. Such appointment shall be made by a written instrument signed by a majority of the Trustees or by an appropriate resolution, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. The Trustees may appoint a new Trustee as provided above in anticipation of a vacancy expected to occur because of the retirement, resignation, or removal of a Trustee, or an increase in number of Trustees, provided that such appointment shall become effective only at or after the expected vacancy occurs. As soon as any such Trustee has signed this Declaration or otherwise accepted his or her appointment in writing, the trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance, and he or she shall be deemed a Trustee hereunder. The power of appointment is subject to Section 16(a) of the 1940 Act, and Interestholders are entitled to vote on such appointments only if expressly required under the 1940 Act.

         Notwithstanding the foregoing, all of the Initial Trustees may resign by written instrument to be effective on the date specified in the instrument
("Resignation Instrument"). However, before resigning as permitted in this paragraph, the Initial Trustees shall determine and set forth in the Resignation
Instrument the number of Trustees of the Trust (subject to the Trustees' power to change the required number as detailed in Section 2 of this Article) and shall appoint their successors.

           Temporary Vacancies or Absence. Whenever a vacancy in the Board exists, until such vacancy is filled, or while any Trustee is absent from his or her domicile (unless that Trustee has made arrangements to be informed about, and to participate in, the affairs of the Trust during such absence), or is physically or mentally incapacitated or is otherwise unable to serve fully, the remaining Trustees shall have all the powers hereunder and their certification as to such vacancy, absence, or incapacity or inability shall be conclusive. To the extent permitted under the 1940 Act, any Trustee may, by power of attorney, delegate his or her powers as Trustee for a period not exceeding six (6) months at any one time to any other Trustee or Trustees.

           Chairman. The Board may appoint one or more of its members to be Chairman or Co-Chairmen of the Board. The Chairman or Co-Chairmen shall preside at all meetings of the Trustees, and shall have such other duties and powers as the Trustees determine from time to time. Absent an express declaration otherwise by an appropriate resolution of the Board, the Chairman or Co-Chairmen are not considered officers of the Trust and shall not have the powers or duties of officers of the Trust. If the Trustees choose to appoint a Chairman or Co-Chairman who will be officers of the Trust, the Trustees shall determine, and specify in Board resolutions, the powers and duties, and any limitations thereon, of the Chairman or Co-Chairman so selected.

           Action by Trustees. The Trustees shall act by majority vote at a meeting duly called at which a quorum is present or, except as specified below, by written consent of a majority of the Trustees (or such greater number as may be required by applicable law) without a meeting. Unless a higher amount is required by this Declaration, by Board resolution, or the 1940 Act, a quorum of the Trustees shall be one-third of the total number of Trustees, but no less than two Trustees. An action of a majority of the Trustees, as defined above, shall constitute action by the Trustees except to the extent otherwise required by the 1940 Act, this Declaration or by Board resolution.

           Meetings of the Trustees; Required Notice. Unless required under this Declaration or under the 1940 Act, the Trustees may act with or without a meeting. All of the Trustees or any one of them may participate in a meeting by means of a conference call or similar communication equipment, provided that all participants may hear each other, and participation in a meeting pursuant to such communication equipment shall constitute presence at the meeting, unless the 1940 Act specifically requires the Trustees to act "in person," in which case such term shall be construed in accordance with the 1940 Act. Unless required otherwise by this Declaration, Board resolution or by the 1940 Act, any action of the Trustees may be taken without a meeting by written consent of a majority of the Trustees.

         Meetings of the Trustees may be called orally or in writing by the Chairman, if any, or by any two other trustees. Regular meetings of the Trustees may be held without call or notice at a place and time fixed by Board resolution of the Trustees. Notice of any other meeting shall, and notice of any regular meeting may, be given to each Trustee by first class mail sent at least three business days before the meeting, by overnight delivery sent at least two business days before the meeting, or by telephone, facsimile or other electronic mechanism sent to his or her home or business address at least twenty-four hours before the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who signs a waiver of notice either before or after the meeting. Subject only to any express limitation in the 1940 Act, the Board, by majority vote, may delegate to any Trustee or Trustees authority to approve particular matters or take particular action on behalf of the Trust. Written consents or waivers of the Trustees may be executed in one or more counterparts, and may be provided and delivered to the Trust by facsimile or other similar electronic mechanism.

           Committees. To facilitate certain requirements under the 1940 Act, the Trust shall have a standing Audit Committee and a standing Nominating
Committee (collectively, the "Standing Committees"). The Trustees may designate other committees of the Board. The Trustees shall determine the number of members of each committee, and may determine the quorum for each committee, and shall appoint its members and its chair. Each committee member shall serve at the pleasure of the Trustees. The Trustees may abolish any committee other than the Standing Committees, at any time. Each committee shall maintain records of its meetings and report its actions to the full Board. The Trustees may rescind any action of any committee, but such rescission shall not have retroactive effect except as agreed by the committee. The Trustees may delegate to any committee any of its powers, subject only to the express limitations of the 1940
Act.

         Committees may act with or without a meeting. Each committee may adopt such rules governing its proceedings, quorum and manner of acting as it deems proper and desirable if the Board does not determine otherwise. In the absence of the adoption of such rules, a majority of the committee shall constitute a quorum, and a committee shall act at a meeting by the vote of a majority of the members present, or without a meeting by written consent of a majority of the committee members.

           Audit   Committee.   The  Audit  Committee  is  responsible  for  (a)
recommending  independent accountants for selection by the Boards, (b) reviewing the scope of audit,  accounting and financial  internal controls and the quality and adequacy of each Trust's  accounting staff with the independent  accountants and  such  other  persons  as may  be  deemed  appropriate,  (c)  reviewing,  as necessary,  with  the  accounting  staff  and the  independent  accountants  the compliance of transactions  between each Trust and any affiliated persons of the
Trust,  (d) reviewing  reports of the  independent  accountants,  and (e) making themselves  directly  available to the  independent  accountants and responsible
Officers  of the  Trusts  for  consultation  on audit,  accounting  and  related financial matters.  The Board may expand or clarify the  responsibilities of the
Audit Committee by adopting a committee charter or otherwise, but may not narrow the responsibilities set forth here without the consent of the Audit Committee.

           Nominating Committee. The Nominating Committee is responsible for recommending to the Board persons to be nominated for election as Trustees by the Interestholders at any required Interestholder meeting and a person to be appointed to fill any vacancy occurring on the Board. Notwithstanding this section, the nomination and selection of those Trustees who are not "interested persons" (as defined under the 1940 Act) shall be committed to the discretion of the disinterested Trustees so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Board may expand or clarify the responsibilities of the Nominating Committee by adopting a committee charter or otherwise, but may not narrow the responsibilities set forth here without the consent of the Nominating Committee.

           Ownership of Trust  Property.  The Trust Property of the Trust and of
each Series  shall be held  separate  and apart from any assets now or hereafter held in any capacity  (other than as Trustee  hereunder)  by the Trustees or any successor  Trustees.  All of the Trust Property and legal title thereto shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees  may cause legal title to any Trust  Property to be held by or in the  name  of the  Trust,  or in  the  name  of any  person  as  nominee.  No
Interestholder  shall have any interest in specific  property of the Trust or of
any  Series  or  any  right  of  partition  or  possession  thereof,   but  each
Interestholder shall have, as provided in Article IV, a proportionate  undivided beneficial  interest  in the  assets  of the  Trust  or  Series  represented  by
Interests.

           Effect of Trustees Not Serving. The death, resignation, retirement, removal, incapacity, or inability or refusal to serve of any one or more or all of the Trustees, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration.

           Trustees as Interestholders. Subject to any restrictions that the Trustees may establish, any Trustee, officer, agent or independent contractor of the Trust may acquire, own and dispose of Interests to the same extent as any other Interestholder; the Trustees may issue and sell Interests to and buy
Interests from any such person or any firm or company in which such person is interested, subject only to any general limitations herein. The Trustees are not required to be Interestholders of the Trust.

           Compensation of Trustees. Each Trustee and each committee member may receive such compensation for his or her services and reimbursement for expenses as may be fixed from time to time by the Trustees.


                             POWERS OF THE TRUSTEES

           Powers. The Board shall have full, exclusive and complete power and discretion to manage and control the business and affairs of the Trust, and to make all decisions affecting the business and affairs of the Trust. No
Interestholder or assignee of Interests, as such, shall have any authority, right or power to bind the Trust or to manage or control, or to participate in the management or control of, the business and affairs of the Trust in any manner whatsoever. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if they were the sole owners of the Trust Property and business in their own right.
The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary, desirable, convenient or incidental in the management of the Trust.
To the fullest extent permitted by applicable law, the Trustees shall not in any way be bound or limited by current or future laws or customs applicable to trust investments, but shall have full power and authority to make any investments which they, in their sole discretion, deem proper to accomplish the purposes of the Trust, and to dispose of the same. The Trustees may exercise all of their powers without recourse to any court or other authority. Subject only to any express limitation in the 1940 Act, this Declaration or contained in any Board resolution, the Trustees' power and authority shall include, without limitation, the power and the authority:

(a) To operate as and carry on the business of a registered investment company, and exercise all the powers necessary, proper or convenient to conduct such a business;

(b) To subscribe for, invest in, reinvest in,  purchase,  or otherwise  acquire, hold, pledge, sell, assign, transfer, exchange, distribute, or otherwise deal in or dispose of any form of property,  including,  without limitation,  cash (U.S.
currency,   foreign   currencies  and  related   instruments),   and  securities
(including,  without limitation,  common and preferred stocks,  equity interests and securities, warrants, bonds, debentures, time notes, and all other evidences
of  indebtedness,   negotiable  or  non-negotiable   instruments,   obligations,
certificates  of  deposit  or   indebtedness,   commercial   paper,   repurchase
agreements,  reverse  repurchase  agreements,  convertible  securities,  forward contracts,  options, and futures contracts) issued, guaranteed, or sponsored by, without limitation,  any state, territory, or possession of the United States or
the  District  of  Columbia  or  their  political  subdivisions,   agencies,  or
instrumentalities,  or by the U.S.  government,  any foreign government,  or any
agency,   instrumentality,   or  political   subdivision   thereof,  or  by  any
international instrumentality, or by any bank, savings institution, corporation,
partnership,   limited  liability  company,  trust,  or  other  business  entity organized under the laws of the United States (including a registered investment company or any series  thereof,  subject to the  provisions  of the 1940 Act) or under foreign laws without regard to whether any such  securities  mature before or after the possible  termination of the Trust; to exercise any and all rights, powers,  and  privileges of ownership or interest in respect of any and all such property  of every  kind and  description;  and to hold  cash or other  property uninvested, without in any event being bound or limited by any current or future law or custom concerning investments by trustees;

(c) To adopt By-Laws not inconsistent with this Declaration providing for the conduct of the business of the Trust and to amend and repeal them;

(d) To elect and remove such officers of the Trust and appoint and terminate such agents of the Trust as they deem appropriate;

(e) To employ as custodian of any assets of the Trust, subject to any provisions herein or by resolution of the Board, one or more banks, trust companies or companies that are members of a national securities exchange, or other entities permitted by the Commission to serve as such;

(f)      To retain one or more transfer agents;

(g) To provide for the  distribution  of  Interests  either  through a Principal
Underwriter as provided herein or by the Trust itself, or both, and, subject to applicable law, to adopt a distribution plan of any kind;

(h)      To set record dates in the manner provided for herein or in the By-Laws;

(i) To delegate such authority as they consider desirable to such of their number or to officers, employees or agents of the Trust including, without limitation, the ability to perform actions or execute instruments in the name of the Trust, the name of the Trustees or otherwise as the Trustees may deem necessary, desirable or convenient;

(j)      To sell or exchange any or all of the assets of the Trust, subject to Article XI, Section 4;

(k) To vote or give assent, or exercise any rights of ownership, with respect to other securities or property; and, if necessary, to execute and deliver powers of attorney delegating such power to other persons;

(l) To establish separate and distinct Series, each with its own defined investment objectives and policies and distinct investment purposes, and with separate Interests representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article IV;

(m) To incur and pay all expenses that in the Trustees' opinion are necessary or incidental to carry out any of the purposes of this Declaration; to pay reasonable compensation to themselves as Trustees from the Trust Property or the assets belonging to any appropriate Series or Class; to pay themselves such compensation for special services, including legal and brokerage services, and such reimbursement for expenses reasonably incurred by themselves on behalf of the Trust or any Series or Class, as they in good faith may deem reasonable; and to fix the compensation of all officers and employees of the Trust;

(n) To the full extent permitted by Section 3804 of the Delaware Act, to allocate assets, revenue, liabilities and expenses of the Trust to a particular
Series and liabilities and expenses to a particular Series or Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article IV, Section 4;

(o) To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

(p) To make distributions of income and of capital gains to Interestholders in the manner hereinafter provided for;

(q) To borrow money, issue evidence of indebtedness or otherwise obtain credit and to secure the same by mortgaging, pledging, or otherwise subjecting as security any assets of the Trust, including the lending of portfolio securities, and to endorse, guarantee, or undertake the performance of any obligation, contract, or engagement of any other person, firm, association, or corporation, subject only to the requirements of the 1940 Act and any other applicable law;

(r) To establish committees for such purposes, with such membership, and with such responsibilities as the Trustees may consider proper, including a committee consisting of fewer than all of the Trustees then serving, which may act for and bind the Trustees and the Trust with respect to the institution, prosecution, dismissal, settlement, review or investigation of any legal action, suit or proceeding, pending or threatened;

(s) To purchase,  and pay for out of Trust  Property or the assets  belonging to
any  appropriate  Series,   insurance  policies  insuring  the  Interestholders,
Trustees,  officers,  employees,  agents, and/or independent  contractors of the
Trust  (including  the  investment  adviser of any  Series)  against  all claims arising by reason of holding any such  position or by reason of any action taken or omitted by any such person in such  capacity,  whether or not the Trust would have the power to indemnify such person against such claim;

(t) To issue, sell, repurchase, redeem, cancel, retire, acquire, hold, resell, reissue, dispose of and otherwise deal in Interests; to establish terms and conditions regarding the issuance, sale, repurchase, redemption, cancellation, retirement, acquisition, holding, resale, reissuance, disposition of or dealing in Interests; and, subject to Articles IV and V, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Interests any funds or property of the Trust or of the particular Series with respect to which such Interests are issued;

(u)  To  definitively   interpret  the  investment   objectives,   policies  and
limitations of the Trust or any Series; and

(v) To carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, desirable or convenient to accomplish any purpose or to further any of the foregoing powers, and to take any other action in connection with or incidental to the foregoing business or purposes, objects or powers.

         The clauses above shall be construed as objects and powers, and the enumeration of specific powers shall not limit in any way the general powers of the Board or the Trustees. Any action by one or more of the Trustees in their capacity as Trustee(s) shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity. No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order. In construing this Declaration, the presumption shall be in favor of a grant of power to the Board and the Trustees.

           Certain  Transactions.  Except as expressly  prohibited by applicable law, the Trustees may, on behalf of the Trust,  buy any securities  from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such  Trustee or officer is a member,  acting
as  principal,   or  have  any  such  dealings  with  any  investment   adviser,
administrator, principal underwriter or transfer agent for the Trust or with any
Interested Person of such person. The Trust may employ any such person or entity in which  such  person  is an  Interested  Person,  or  broker,  legal  counsel, registrar,  investment  adviser,  administrator,  distributor,  transfer  agent, dividend  disbursing  agent,  custodian or in any other  capacity upon customary terms.


                           SERIES; CLASSES; INTERESTS

           Establishment of Series or Class. The Board may divide the Trust into one or more Series. The Trustees may divide any Series into one or more Classes of Interests. The Initial Trustees shall establish the initial Series and Classes of each Series by written unanimous consent. Each additional Series or division of Series into Classes may be established by any permissible action of the Trustees, including by resolution at a meeting. The Trustees may designate the relative rights and preferences of the Interests of each Series. If a Series is divided into Classes, each Class of a Series shall represent an undivided beneficial interest in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class shall be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Trust shall maintain separate and distinct records for each Series and hold and account for the assets thereof separately from the other assets of the Trust or of any other Series. A Series may issue any number of Interests and need not issue any Interests. Each Share of a Series shall represent an equal undivided beneficial interest in the net assets of such Series except to the extent affected by expense allocations. Each holder of Interests of a Series shall be entitled to receive his or her pro rata share of all distributions made with respect to such Series except to the extent affected by expense allocations. Upon redemption of his or her Interests, such Interestholder shall be paid solely out of the funds and property of such Series. The Trustees may change the name of any Series or Class.

           Interests. The beneficial interest in the Trust shall be divided into
Interests of one or more separate and distinct Series or Classes  established by the Trustees.  The number of Interests of each Series and Class is unlimited and each Share shall have a par value (if any) as the  Trustees may  determine  from
time  to  time.  All  Interests   issued  hereunder  shall  be  fully  paid  and
nonassessable.  Interestholders  shall  have no  preemptive  or  other  right to subscribe to any additional  Interests or other securities  issued by the Trust.
The Trustees shall have full power and authority,  in their sole  discretion and without  obtaining  Interestholder  approval,  to issue  original or  additional
Interests  at  such  times  and on  such  terms  and  conditions  as  they  deem appropriate;  to issue fractional  Interests and Interests held in the treasury;
to establish and to change in any manner Interests of any Series or Classes with such preferences,  terms of conversion,  voting powers, rights and privileges as the Trustees may determine;  to divide or combine the Interests of any Series or
Classes into a greater or lesser number;  to classify or reclassify any unissued
Interests  of any  Series  or  Classes  into one or more  Series or  Classes  of
Interests;  to abolish any one or more Series or Classes of Interests;  to issue
Interests  to  acquire  other  assets  (including  assets  subject  to,  and  in connection with, the assumption of liabilities) and businesses; and to take such other action with respect to the  Interests as the Trustees may deem  desirable.
Interests  held in the  treasury  shall  not  confer  any  voting  rights on the
Trustees  and shall not be  entitled  to any  dividends  or other  distributions declared with respect to the Interests.

           Investment in the Trust. The Trust may accept investments in any Series from any persons and in any form, subject to such limitations or terms as they may from time to time impose. Unless the Board directs otherwise, such investments, subject only to the express requirements of the 1940 Act, may be in the form of cash or securities in which that Series is authorized to invest, valued as provided in Article V, Section 3. Investments in a Series shall be credited to each Interestholder's account in the form of full Interests at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their discretion, (a) impose a sales charge upon investments in any Series or Class, (b) issue fractional Interests, or (c) determine the Net
Asset Value per Share of the initial investment. The Trustees shall have the right to refuse to accept investments, or any investment, in any Series at any time without any cause or reason whatsoever.

           Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Interests of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be), shall be held and accounted for separately from the other assets of the Trust and every other Series and are referred to as "assets belonging to" that Series. The assets belonging to a Series shall belong only to that Series for all purposes, and to no other Series, and shall be subject only to the rights of creditors of that Series. Any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular
Series shall be allocated by the Trustees between and among one or more Series as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Interestholders of all Series for all purposes, and such assets, earnings, income, profits or funds, or payments and proceeds thereof shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the Interestholders of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees between or among any one or more of the Series or Classes in such manner as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Interestholders of all Series or Classes for all purposes.

         Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series and, unless otherwise provided in this Declaration, none of the debts, liabilities, obligations, expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other Series shall be enforceable against the assets of such Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of the Delaware Act of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Interestholder or former Interestholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

           Ownership  and  Transfer of  Interests.  The Trust or Transfer  Agent
shall   maintain  a  register   containing   the  names  and  addresses  of  the
Interestholders  of each Series and Class  thereof,  the number of  Interests of each  Series and Class held by such  Interestholders,  and a record of all Share
transfers.   The   register   shall  be   conclusive   as  to  the  identity  of
Interestholders  of record and the number of Interests held by them from time to time.  Interests  shall be  uncertificated  unless  expressly  authorized by the
Trustees.  The Trustees may authorize the issuance of certificates  representing
Interests  and adopt rules  governing  their use.  The  Trustees  may make rules governing the transfer of Interests, whether or not represented by certificates.
No  Interestholder  shall be entitled to  payments of  distributions  nor to any notice  given,  until it has given its address to such officer or agent as shall keep the register.

           Status  of  Interests;   Limitation  of   Interestholder   Liability.
Interests shall be deemed to be personal  property giving  Interestholders  only the rights  provided in this  Declaration.  Every  Interestholder,  by virtue of having acquired a Share,  shall be held expressly to have assented to and agreed to be bound by the terms of this  Declaration and to have become a party hereto.
No  Interestholder,   as  such,  shall  be  personally  liable  for  the  debts, liabilities,  obligations and expenses incurred by, contracted for, or otherwise existing  with  respect to, the Trust or any Series.  Interestholders,  as such, shall  have  the  same  limitation  of  personal  liability  as is  extended  to
Stockholders  of a private  corporation  for profit  organized under The General
Corporation Law of the State of Delaware.  Every written obligation of the Trust or any Series shall contain a statement to the effect that such  obligation  may only be enforced  against the assets of the Trust or such Series;  however,  the omission  of such  statement  shall  not  operate  to bind  or  create  personal liability for any Interestholder or Trustee or any other series.


                 DETERMINATION OF BOOK CAPITAL ACCOUNT BALANCES,
                                 AND ALLOCATIONS


           Book Capital Account Balances. A Book Capital Account shall be maintained for each Interestholder of each Series. With respect to each Series, each Book Capital Account shall be credited with the amounts of consideration paid by the Interestholder to purchase or increase its interest in the Series and with its share of the Series' Net Profits, shall be charged with such Interestholder's share of the Series Net Losses, distributions and withholding taxes (if any) and shall otherwise appropriately reflect transactions of the Series and the Interestholders. No interest shall be paid on any amount of consideration paid to the Trust to purchase or increase Interests.

         (a)......The Book Capital Account Balances of  Interestholders  of each
Series shall be  determined  periodically  at such time or times as the Trustees may determine.  The power and duty to make such calculations may be delegated to the  custodian,  fund  accountant  or  any  other  person  as the  Trustees  may determine;

         (b)......Notwithstanding  any other provision of this Declaration,  the
Book Capital Accounts and any related accounts (including without limitation tax capital accounts,  gross  appreciation  [unrealized  gains] accounts,  and gross depreciation  [unrealized loss] accounts of the  Interestholders  and the Series shall at all times be determined  and  maintained  in  compliance  with Treasury
Department  Regulation  ss.  1.704-1(b)(2)(iv).  The Trustees are  authorized to prescribe in their  absolute  discretion,  such policies for the  maintenance of such Accounts as they consider comply with requirements of the Code.

           Allocation of Net Profits and Net Losses.

         (a)......Net  Profits and Net Losses of each Series shall be determined and allocated daily as of the close of business to and among  Interestholders of that Series in proportion to their respective interest in the Series, determined as of the opening of business on such day.

         (b)......Except as otherwise provided in this Section,  for each fiscal year, items of income, deduction,  gain, loss or credit that are recognized by a
Series for tax  purposes  shall be  allocated  pursuant to  Treasury  Department
Regulations  ss.  1.704-1(b)  in such  manner as to  equitably  reflect  amounts credited or debited to the Book Capital Account of each  Interestholder  of that
Series for such  year.  Allocations  of such  items  also  shall be made,  where appropriate,  in accordance  with Section 704(c) of the Code and the regulations thereunder, as may be provided in any Policies adopted by the Trustees.

         (c)  .....Expenses  of a  Series,  if  any,  which  are  borne  by  any
Interestholder  of that Series in its  individual  capacity  shall be  specially allocated to that Interestholder;

         (d)......Notwithstanding  subparagraphs  (b) and (c), in the event that
any   Interestholder  of  a  Series   unexpectedly   receives  any  adjustments,
allocations or distributions  described in Treasury  Department  Regulations ss.
1.704(b)(2)(ii)(d)(4)  through  ss.   1.704(b)(2)(ii)(d)(6),   items  of  income
(including gross income) and gain of that Series shall be specially allocated to such  Interestholder in an amount and manner sufficient to eliminate the deficit balance in the Interestholder's  Book Capital Account, ss.  1.704-1(b)(2)(ii)(d)
created  by  such  adjustments,  allocations  or  distributions  as  quickly  as possible.  Any special  allocations  of income and gain of a Series  pursuant to
this  subparagraph   shall  be  taken  into  account  in  computing   subsequent
allocations of income and gain of that Series pursuant to this Article,  so that the net amount of any items of that Series so  allocated  and the income,  gain,
loss,   deduction  and  all  other  items  of  that  Series  allocated  to  each
Interestholder pursuant to this Article shall, to the extent possible, equal the net amount that would have been allocated to each such  Interestholder  pursuant to the provisions of this Article if such special allocations had not been made.

           Power to Modify the Foregoing Procedures. Notwithstanding any other provision of this Article, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining, for financial reporting and/or tax accounting purposes, (a) the Net Profits, Net Losses, taxable income, tax loss, and/or net assets of any Series (or, where appropriate in the Trustee's judgment, the Trust as a whole), and/or (b) the allocations of the Net
Profits or Net Losses and taxable income or tax loss so determined among, or the payment of distributions to, the Interestholders of any Series as they deem necessary or desirable to enable the Trust or any Series to comply with any provision of the 1940 Act, the Code, or any rule or regulation thereunder, or any order of exemption issued by the Commission, all as in effect now or hereafter amended or modified.



                          DISTRIBUTIONS AND REDEMPTIONS

           Distributions. The Trustees may distribute periodically to the Interestholders of each Series of Interests an amount approximately equal to the net income of that Series, as determined by the Trustees or as they may authorize in their discretion. The Trustees also may distribute from time to time to the Interestholders of any one or more Series an amount equal to all or part of the gain realized on the sale or disposition of the assets of the Series or all or part of the principal of the Trust or Series. The amount and payment of distributions and their form, whether they are in cash, Interests or other
Trust  Property,  shall be  determined  by the  Trustees  in  their  discretion.
Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees determine. All distributions on Interests of a particular Series shall be distributed pro rata to the Interestholders of that Series in proportion to the number of Interests of that Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately reflect expenses allocated to a particular Class of such Series. The Trustees may adopt and offer to Interestholders such dividend reinvestment plans, cash dividend payout plans or similar plans as the Trustees deem appropriate.
           Determination of Net Income. In determining the net income of each Series or Class of Interests for any period, there shall be deducted from income for that period (a) such portion of all charges, taxes, expenses and liabilities due or accrued as the Trustees shall consider properly chargeable and fairly applicable to income for that period or any earlier period and (b) whatever reasonable reserves the Trustees shall consider advisable for possible future charges, taxes, expenses and liabilities which the Trustees shall consider fairly chargeable and fairly applicable to income for that period or any earlier period. The net income of each Series or Class for any period may be adjusted for amounts included on account of net income in the net asset value of Interests issued or redeemed or repurchased during that period. In determining the net income of a Series or Class for a period ending on a date other than the end of its fiscal year, income may be estimated as the Trustees shall deem fair.
Gains on the sale or disposition of assets shall not be treated as income, and losses shall not be charged against income unless appropriate under applicable accounting principles, except in the exercise of the discretionary powers of the Trustees. Any amount contributed to the Trust which is received as income pursuant to a decree of any court of competent jurisdiction shall be applied as required under such decree.

           Redemptions. As required under the 1940 Act, each Shareholder of a Series shall have the right at such times as may be determined by the Trustees to require the Series to redeem all or any part of his or her Interests at a redemption price per Interest equal to the Net Asset Value per Share at such time as the Trustees shall have prescribed by resolution, less any applicable charges or sales loads. In the absence of such resolution, the redemption price per Share shall be the Net Asset Value next determined after receipt by the Series of a request for redemption in proper form less such charges as are determined by the Trustees and described in the Trust's Registration Statement for that Series under the Securities Act of 1933 and/or the 1940 Act. The
Trustees may specify conditions, prices, and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value, or may be in cash. Upon redemption, Interests shall not be cancelled and may be reissued from time to time. The
Trustees may require Interestholders to redeem Interests for any reason under terms set by the Trustees, including the failure of a Interestholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Interests issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Interests required by them for payment of amounts due and owing by a Interestholder to the Trust or any Series or Class. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Interestholders to require any Series or Class to redeem Interests during any period of time when and to the extent permissible under the 1940 Act.

           Determination  of Net Asset Value.  The Trustees  shall cause the Net
Asset Value of Interests of each Series or Class to be determined from time to time in a manner consistent with the 1940 Act. The Trustees may delegate the power and duty to determine Net Asset Value per Interest to one or more Trustees or officers of the Trust or to a custodian, depository or other agent appointed for such purpose. The Net Asset Value of Interests shall be determined separately for each Series or Class at such times as may be prescribed by the Trustees or, in the absence of action by the Trustees, as of the close of regular trading on the New York Stock Exchange on each day such Exchange is open for trading.

           Suspension of Right of Redemption. If, as referred to in Section 2 of this Article, the Trustees postpone payment of the redemption price and suspend the right of Interestholders to redeem their Interests, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension.
Thereafter Interestholders shall have no right of redemption or payment until the Trustees declare the end of the suspension. If the right of redemption is suspended, a Interestholder may either withdraw his or her request for redemption or receive payment based on the Net Asset Value per Share next determined after the suspension terminates.


                   INTERESTHOLDERS' VOTING POWERS AND MEETINGS

           Voting Powers. The Interestholders  shall have the right to vote only on matters as expressly required under the 1940 Act or under the law of Delaware applicable to business trusts. This Declaration shall not confer any independent right  to  Interestholders  to vote  for any  matter,  including  the  creation, operation,  dissolution,  or termination of the Trust. The Interestholders shall have the  right to vote on  other  matters  only as the  Trustees  may  consider desirable,  and so authorize. To the extent that the 1940 Act or Delaware law is amended by rule,  regulation,  order, or no-action  letter to eliminate or limit
Interestholders'  right to vote on any  specific  matter,  the  Interestholders'
right to vote  shall  be  deemed  to be  amended,  modified  or  interpreted  in
accordance   therewith   without  further   approval  by  the  Trustees  or  the
Interestholders.

         Currently, the 1940 Act requires that Interestholders have the right to
vote,  under  certain  circumstances,   to:  (a)  elect  Trustees;  (b)  approve
investment  advisory  agreements  and  principal  underwriting  agreements;  (c)
approve a change in  subclassification;  (d) approve  any change in  fundamental investment  policies;  (e) approve a  distribution  plan under Rule 12b-1 of the
1940 Act; and (f)  terminate  the Trust's  independent  public  accountant.  The
Interestholders  may vote on any  additional  matter  only as the  Trustees  may consider  desirable,  and so authorize.  Interestholders  have the right to call special  meetings and vote to remove Trustees but only if and to the extent that the Commission staff takes the position that Section 16(c) of the 1940 Act gives them such right.

         On any matter that requires Interestholder approval under the 1940 Act, whether  Interestholders  are  required  to vote by  Series  or  Class  shall be determined  by reference to the express  requirements  of the 1940 Act. On other matters  submitted to a vote of the  Interestholders  in the  discretion  of the
Trustees,  or for  which  the 1940 Act does not  expressly  specify  the  voting procedure,  all  Interests  shall be voted in the aggregate and not by Series or
Class  unless  the  Trustees  determine  otherwise.  Each whole  Share  shall be entitled to one vote as to any matter on which it is entitled to vote,  and each fractional  Share shall be entitled to a proportionate  fractional  vote.  There shall be no  cumulative  voting in the  election of Trustees.  Interests  may be voted in person or by proxy or in any manner authorized by the Trustees.  Unless the  Trustees  declare  otherwise,  proxies  may be given by any  electronic  or telecommunications device, including telefax, telephone or through the Internet, but if a proposal by anyone  other than the officers or Trustees is submitted to a vote of the  Interestholders  of any  Series or Class,  or if there is a proxy contest or proxy  solicitation  or proposal in opposition to any proposal by the officers or Trustees,  Interests may be voted only in person or by written proxy
unless  the  Trustees  specifically   authorize  other  permissible  methods  of
transmission.  Until  Interests  of a Series are  issued,  as to that Series the
Trustees  may  exercise  all rights of  Interestholders  and may take any action
required  or  permitted  to  be  taken  by   Interestholders  by  law,  or  this
Declaration.

           Meetings   of    Interestholders.    There   shall   be   no   annual
Interestholders'  meeting  unless  required by law.  The first  Interestholders'
meeting  shall be held to elect  Trustees at such time and place as the Trustees designate,  unless such action is taken by consent of  Interestholders.  Special meetings  of the  Interestholders  of any  Series  or Class may be called by the
Trustees.  Only if required  under Section 16(c) of the 1940 Act, as interpreted by the staff of the Commission, special meetings shall be called by the Trustees upon the written request of  Interestholders  owning at least ten percent of the
Outstanding  Interests of the Trust  entitled to vote for purposes of removing a
Trustee.  Interestholders  shall be entitled to at least  fifteen  calendar days notice of any meeting, given as determined by the Trustees.

           Quorum; Required Vote. One-third of the Outstanding Interests of each
Series or Class, or one-third of the Outstanding Interests of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Interestholders' meeting with respect to such Series or Class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Any adjourned session of a Interestholders' meeting may be held within a reasonable time without further notice. Except when a larger vote is expressly required by the 1940 Act, if a quorum is present at a meeting, an affirmative vote of a majority of the Outstanding Interests of the Trust voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust. However, if the 1940 Act requires, or this Declaration permit, or the Trustees determine, that Interests be voted on any matter by Series or Classes, then a majority of the Outstanding Interests of that Series or Class (or, if required by law, a Majority Interestholder Vote of that Series or Class) voted in person or by proxy shall decide that matter insofar as that Series or Class is concerned. Interestholders may act as to the Trust or any Series or Class by the written consent of a majority (or such greater amount as may be required by applicable law or this Declaration) of the Outstanding Interests of the Trust or of such Series or Class, as the case may be.


                        CONTRACTS WITH SERVICE PROVIDERS

           Investment  Adviser.   The  Trustees  may  enter  into  one  or  more
investment  advisory  contracts on behalf of the Trust or any Series,  providing for  investment  advisory  services,  statistical  and research  facilities  and services,  and other  facilities  and  services to be  furnished to the Trust or
Series on terms and conditions acceptable to the Trustees. Any such contract may provide for the investment  adviser to effect  purchases,  sales or exchanges of portfolio  securities  or other Trust  Property on behalf of the Trustees or may authorize any officer or agent of the Trust to effect such  purchases,  sales or exchanges pursuant to recommendations  of the investment  adviser.  The Trustees may authorize the  investment  adviser to employ one or more  sub-advisers.  The
Interestholders  of the  Trust or any  Series  shall  have the  right to vote to approve  investment  advisory  contracts to the extent such approval is required under the 1940 Act.

           Principal Underwriter. The Trustees may enter into one or more distribution contracts on behalf of the Trust or any Series or Class, providing for the distribution and sale of Interests by the other party, either directly or as sales agent, on terms and conditions acceptable to the Trustees. The
Trustees may adopt a plan or plans of distribution with respect to Interests of any Series or Class and enter into any related agreements, whereby the Series or Class finances directly or indirectly any activity that is primarily intended to result in sales of its Interests, subject to the requirements of Section 12 of the 1940 Act, Rule 12b-1 thereunder, and other applicable rules and regulations.

           Transfer Agency, Accounting, and Other Services. The Trustees, on behalf of the Trust or any Series or Class, may enter into one or more transfer agency, accounting, administration contracts and contracts for such other services necessary or appropriate to carry out the business and affairs of the Trust with any party or parties on terms and conditions acceptable to the Trustees.

           Custodian. The Trustees shall at all times place and maintain the securities and similar investments of the Trust and of each Series in custody under arrangements that meet the requirements of Section 17(f) of the 1940 Act and the rules thereunder. The Trustees, on behalf of the Trust or any Series, may enter into one or more contracts with a custodian on terms and conditions acceptable to the Trustees, providing for the custodian, among other things, to
(a) hold the securities owned by the Trust or any Series and deliver the same upon written order or oral order confirmed in writing, (b) receive and receipt for any moneys due to the Trust or any Series and deposit the same in its own banking department or elsewhere, (c) disburse such funds upon orders or vouchers, and (d) employ one or more sub-custodians.

           Parties to Contracts with Service  Providers.  The Trustees may enter into  any  contract  with any  entity,  even if one or more of the  Trustees  or
officers  of  the  Trust  may  be  an  officer,   director,   trustee,  partner,
Interestholder,  or  member  of such  entity,  and no  such  contract  shall  be invalidated or rendered void or voidable because of such relationship. No person having such a relationship  shall be disqualified  from voting on or executing a contract in his or her capacity as Trustee and/or  Interestholder,  or be liable merely by reason of such  relationship for any loss or expense to the Trust with respect to such a contract or accountable  for any profit  realized  directly or indirectly  therefrom;  provided,  that the contract was reasonable and fair and not inconsistent with this Declaration.

         Each contract referred to in Sections 1 and 2 of this Article shall be consistent with and subject to the applicable requirements of Section 15 of the 1940 Act and the rules and orders thereunder with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal.


                        EXPENSES OF THE TRUST AND SERIES

         Subject to Article  IV,  Section  4, the Trust or a  particular  Series shall pay, or shall reimburse the Trustees,  from the Trust estate or the assets belonging  to the  particular  Series,  for their  expenses  and  disbursements, including,  but not limited to,  interest  charges,  taxes,  brokerage  fees and
commissions;   expenses  of  issue,  repurchase  and  redemption  of  Interests;
insurance  premiums;  applicable  fees,  interest  charges and expenses of third parties,  including the Trust's investment advisers,  managers,  administrators, distributors, custodians, transfer agents and fund accountants; fees of pricing, interest,  dividend, credit and other reporting services; costs of membership in trade associations;  telecommunications  expenses;  funds transmission expenses;
auditing,  legal and  compliance  expenses;  costs of forming  the Trust and its
Series and  maintaining  their  existence;  costs of preparing  and printing the prospectuses of the Trust and each Series,  statements of additional information and Interestholder  reports and delivering them to Interestholders;  expenses of
meetings  of  Interestholders  and  proxy  solicitations   therefor;   costs  of
maintaining books and accounts; costs of reproduction,  stationery and supplies;
fees and  expenses of the  Trustees;  compensation  of the Trust's  officers and employees and costs of other personnel  performing services for the Trust or any
Series;  costs of Trustee  meetings;  Commission  registration  fees and related expenses;  state or foreign  securities  laws  registration  or notice  fees and related  expenses;  and for such  non-recurring  items as may  arise,  including litigation  to which the Trust or a Series (or a Trustee or officer of the Trust acting as such) is a party, and for all losses and liabilities  incurred by them in  administering  the  Trust.  The  Trustees  shall  have a lien on the  assets belonging to the appropriate  Trust or the Series,  or in the case of an expense allocable to more than one Series,  on the assets of each such Series,  prior to any rights or interests of the Interestholders thereto, for the reimbursement to them of such  expenses or  disbursements,  or for any losses or  liabilities  to which they become subject in their capacity as Trustees.


                   LIMITATION OF LIABILITY AND INDEMNIFICATION

           Limitation of Liability.  All persons  contracting with or having any claim against the Trust or a particular  Series shall look only to the assets of the Trust or such  Series,  respectively,  for  payment  under such  contract or claim;  and neither the Trustees nor any of the Trust's  officers,  employees or
agents,   whether  past,  present  or  future  (each  a  "Covered  Person,"  and collectively the "Covered  Persons"),  shall be personally  liable therefor.  No
Covered  Person  shall be liable to the Trust or to any  Interestholder  for any loss, damage or claim incurred by reason of any act performed or omitted by such
Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner  reasonably  believed to be within the scope of authority  conferred on such Covered Person by this  Declaration,  except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith,  gross negligence,  willful  misconduct or reckless  disregard of the duties involved in the conduct of his or her office.

           Mandatory   Indemnification.   (a)   Subject   only  to  the  express
limitations  in  the  1940  Act or  other  applicable  laws,  the  Trust  or the appropriate  Series shall  indemnify each of its Covered  Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including:

         (i) against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof
        (ii) As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

         To the maximum  extent  permitted by the 1940 Act and other  applicable laws,  expenses in connection with the preparation and presentation of a defense to any  claim,  action,  suit  or  proceeding  of  the  character  described  in subsection  (a) of this Section shall be paid by the Trust or applicable  Series from  time to time  prior  to  final  disposition  thereof  upon  receipt  of an undertaking by or on behalf of such Covered Person that such amount will be paid over  by him  or her to the  Trust  or  applicable  Series  if it is  ultimately determined that he or she is not entitled to indemnification under this Section;
provided,  however,  that either (i) such  Covered  Person  shall have  provided appropriate  security for such  undertaking,  (ii) the Trust is insured  against losses  arising out of any such  advance  payments or (iii) either a majority of the Trustees who are neither  Interested Persons of the Trust nor parties to the
matter,  or  independent  legal  counsel  in  a  written  opinion,   shall  have
determined, based upon a review of readily available facts (as opposed to a full trial-type  inquiry)  that there is reason to believe that such  Covered  Person will not be  disqualified  from  indemnification  under this Section;  provided, however,  that the Trust shall not be obligated to pay the expenses of any agent acting  pursuant  to a written  contract  with the  Trust,  except to the extent required by such contract;
         Any repeal or  modification  of this  Article  IX shall be  prospective only,  to the  extent  that  such  repeal  or  modification  would,  if  applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner  that  would  be  adverse  to such  Covered  Person  or  affect  any indemnification  available  to any  Covered  Person  in a manner  that  would be adverse  to such  Covered  Person  with  respect  to any act or  omission  which occurred prior to such repeal, modification or adoption.

Section 3.........  Indemnification of Interestholders. If any Interestholder or
former  Interestholder  of any Series shall be held personally  liable solely by reason of his or her being or having  been a  Interestholder  and not because of his or her acts or omissions or for some other  reason,  the  Interestholder  or former Interestholder (or his or her heirs,  executors,  administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled  out of the assets  belonging  to the  applicable  Series to be held harmless  from and  indemnified  against all loss and expense  arising from such liability.  The  Trust,  on  behalf  of  the  affected  Series,  shall,  at  its discretion,  be entitled to assume the  defense of any claim made  against  such
Interestholder  for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

           Contractual Modification of Duties. To the extent that, at law or equity, a Covered Person has duties (including fiduciary duties) and liabilities relating to the Trust or any Series thereof or to any Interestholder, any such Covered Person acting under this Declaration shall not be liable to the Trust or any Series thereof or to any Interestholder for the Covered Person's good faith reliance on the provisions of this Declaration. The provisions of this Declaration, to the extent that they restrict or limit the duties and liabilities of a Covered Person otherwise existing at law or in equity, are agreed by the parties hereto to replace such other duties and liabilities of such Covered Person.


                                    OFFICERS

           General. The officers of the Trust shall be a President, a Treasurer, and a Secretary, and may include one or more Assistant Treasurers or Assistant
Secretaries and such other officers ("Other Officers") as the Trustees may determine. As specified in Section 7 of Article II, the Trustees may select one or more of their members to be Chairman or Co-Chairmen of the Board. The
Chairman or Co-Chairmen of the Board may be, but are not required to be, officers of the Trust.

           Election,  Tenure and Qualifications of Officers.  The Trustees shall appoint the officers of the Trust.  Each officer appointed by the Trustees shall hold office until his or her successor  shall have been  appointed and qualified or until his or her earlier  death,  inability  to serve,  or  resignation.  Any person  may hold  more  than one  office,  except  that  the  President  and the
Secretary  may not be the same  individual.  A person  who  holds  more than one office  in the  Trust  may  not  act in  more  than  one  capacity  to  execute,
acknowledge,   or  verify  an  instrument   required  by  law  to  be  executed,
acknowledged, or verified by more than one officer. No officer need be a Trustee or a Interestholder, unless specified otherwise by the Trustees.

           Vacancies and Newly Created Offices. Whenever a vacancy shall occur in any office or if any new office is created, the Trustees may fill such vacancy or new office.

           Removal and Resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause. The Trustees may delegate the power to remove to the Chairman or President with respect to any Other Officer. Any officer may resign from office at any time by delivering a written resignation to the Trustees, Chairman, or the President. Unless otherwise specified therein, such resignation shall take effect upon delivery.

           President. The President is the principal executive officer of the Trust and shall have the power and responsibility to perform all duties incidental to the office of President, subject to the Trustees' supervision, and such other duties as from time to time, may be assigned to him by the Board In the absence of a Chairman, the President shall preside over meetings of the Board, unless the Trustees determine otherwise.

           Treasurer and Assistant Treasurer(s). The Treasurer is the principal financial officer and principal accounting officer of the Trust. As such, the Treasurer shall have general charge of the finances and books of the Trust, and shall report to the Trustees annually regarding the financial condition of each Series as soon as possible after the close of such Series' fiscal year. The
Treasurer shall be responsible for the delivery of all funds and securities of the Trust to such company as the Trustees shall retain as Custodian. The
Treasurer shall furnish such reports concerning the financial condition of the Trust as the Trustees may request. The Treasurer shall have the power and responsibility to perform all acts incidental to the office of Treasurer, subject to the Trustees' supervision, and shall perform such additional duties as the Trustees may designate.

         Any Assistant Treasurer may perform such duties of the Treasurer as the Trustees or the Treasurer may assign, and, in the absence of the Treasurer, may perform all the duties of the Treasurer.

           Secretary and Assistant  Secretaries.  The Secretary shall record all
resolutions,   votes  and   proceedings   of  the   meetings  of  Trustees   and
Interestholders  in books to be kept for that purpose.  The  Secretary  shall be responsible  for giving and serving  notices of the Trust,  unless the  Trustees determine  otherwise.  The Secretary shall have custody of any seal of the Trust and shall be  responsible  for the  records  of the Trust,  including  the Share register  and such other books and  documents as may be required by the Trustees or by law. The Secretary shall have the power and  responsibility to perform all acts  incidental to the office of Secretary,  subject to the  supervision of the
Trustees,  and  shall  perform  such  additional  duties  as  the  Trustees  may designate.

         Any Assistant Secretary may perform such duties of the Secretary as the Trustees or the Secretary may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

           Authority to Execute and File Applications for Exemptive Relief.  The
Officers of the Trust, including, without limitation, the President, Treasurer, any Assistant Treasurer, Secretary, any Assistant Secretary, or any of them are delegated the authority to prepare, execute and file with the Commission, any and all applications for exemptive orders, and any amendments or supplements thereto, that the Officers believe are necessary, desirable or convenient.

           Compensation of Officers.  Each officer may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.

           Surety Bond. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Commission) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.


                                  MISCELLANEOUS

           Trustee Action; Expert Advice; No Bond or Surety. The exercise by the
Trustees of their powers and discretion in accordance with the terms of this Declaration in good faith under the circumstances then prevailing shall be binding upon everyone interested or affected thereby. Subject to the provisions of Article IX, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and subject to the provisions of Article IX, shall not be liable for any act or omission in accordance with such advice or for failing to follow such advice.
The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

           Record  Dates.  The  Trustees  may fix in advance a date up to ninety
(90) days before the date of any Interestholders' meeting, or the date for the payment of any dividends or other distributions, or the date for the allotment of any other rights, or the date when any change or conversion or exchange of Interests shall go into effect as a record date for the determination of the Interestholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights, or to exercise such rights in respect of any such change, conversion or exchange of Interests.

           Dissolution or Termination of a Class,  Series or the Trust. (a) This
Trust shall have perpetual existence. Notwithstanding the foregoing, the Trustees may, without Interestholder approval (unless the 1940 Act or other applicable law expressly provides otherwise):

                  sell and convey all or substantially all of the assets of the Trust or any Series or Class of a Series to another Class or to another Series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a class or a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series, and which may include Interests of or interests in such Series, entity, or series thereof; or

                  at any time sell and convey, or convert into money, all or substantially all of the assets of the Trust or any affected Series or Class of a Series;

         Upon payment or the making of  reasonable  provision for the payment of all known liabilities of the Trust or any affected Class or Series in either (i)
or (ii), by assumption or otherwise,  the Trustees may  distribute the remaining proceeds or assets (as the case may be) ratably among the Interestholders of the
Trust  or  any  affected   Class  or  Series;   however,   the  payment  to  the
Interestholders  of any  particular  Class or Series may be reduced by any fees, expenses or charges  allocated  to that Series or Class;  and may  dissolve  the
Trust or any affected Series or Class of a Series.

         (b) In  determining  whether to dissolve the Trust, a Series or a Class of a Series,  the  Trustees may take into account  whether  continuation  of the
Trust,  Series or Class is in the best  interests  of the Trust,  Series or such
Class,  or their  respective  Interestholders  as a result of  factors or events adversely  affecting the ability of the Trust or such Series or Class to conduct its business and operations in an economically  viable manner.  Such factors and events may include the  inability of the Trust,  Series or Class to maintain its assets at an  appropriate  size,  changes in laws or  regulations  governing the
Trust,  Series  or Class or  affecting  assets of the type in which the Trust or
Series invests, or economic  developments or trends having a significant adverse impact on the  business  or  operations  of the  Trust,  Series  or Class.  If a majority of the Trustees  determine that the continuation of the Trust,  Series,
or  Class  is  not  in  the  best  interests  of  the  Trust,   such  Series  or
Interestholders,  such  determination  is conclusive and binding upon the Trust,
Series, Class and their respective Interestholders.

         (c) Upon completion of the winding up of the affairs of the Trust and the distribution of the remaining proceeds or assets pursuant to subsection (a), the Trust shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder with respect thereto and the right, title and interest of all parties therein shall be canceled and discharged. Upon dissolution (as defined in the Delaware Act) of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of Trust, which may be signed by any one Trustee, to be filed in accordance with the Delaware Act.

         (d) The dissolution or termination of a Series or a Class shall not affect the existence of the Trust or any other Series or Class. Upon completion of the winding up of the affairs of a terminated Series and the distribution of the assets pursuant to subparagraph (a), the Trustees shall, by Board resolution or other written instrument, record in the Trust's books and records that the Series or Class is terminated.

           Reorganization. Unless Interestholder approval is expressly required under the 1940 Act, the Trustees may, without the need of any action or vote of the Interestholders or any other person or entity, (a) cause the Trust to merge or consolidate with or into one or more business trust or other business entities (as defined under The Delaware Act), if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (b) cause the Trust to incorporate under the laws of Delaware.

         Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 5 may effect any amendment to the Declaration or effect the adoption of a new governing Declaration of the Trust if it is the surviving or resulting trust in the merger or consolidation. Any agreement of merger or consolidation or certificates of merger may be signed by any Trustee authorized by resolution of a majority of the Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

           Declaration. The original or a copy of this Declaration and of each amendment hereto or Declaration supplemental shall be kept at the office of the Trust. Anyone dealing with the Trust may rely on a certificate by a Trustee or an officer of the Trust as to the authenticity of the Declaration of Trust or any such amendments or supplements and as to any matters in connection with the Trust. This Declaration may be executed in any number of counterparts, each of which shall be deemed an original.

           Derivative  Actions.  As  expressly  provided  in the  Delaware  Act,
Interestholders have the right to bring a derivative action if they meet the express requirements of Delaware law. However, no derivative action may be brought by Interestholders unless, in addition to any requirements of Delaware law, Interestholders owning not less than one-third of the Outstanding Interests of all Series of the Trust, or of the affected Series or Classes of the Trust, as the case may be, join in the bringing of the derivative action.

           Applicable Law. This Declaration and the Trust created hereunder are governed by and construed and administered according to the Delaware Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Declaration (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration. The Trust shall be of the type commonly called a Delaware business trust, and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The
Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

           Amendments. Because this Declaration does not confer any independent rights to Interestholders not expressly granted under Delaware law or the 1940
Act, this Declaration may be amended without Interestholder approval, and all Interestholders purchase Interests with notice that this Declaration may be so amended unless expressly required under the 1940 Act. The Trustees may, without any Interestholder vote, amend or otherwise supplement this Declaration by making an amendment, a trust instrument supplemental hereto or an amended and restated declaration of trust; provided, that Interestholders shall have the right to vote on any amendment if expressly required under the 1940 Act or other applicable law, or submitted to them by the Trustees in their discretion.

           Fiscal Year. The fiscal year of the Trust or specific Series within the Trust shall end on a specific date as determined by the Trustees in this Declaration or by resolution or other written instrument. The Trustees may change the fiscal year of the Trust, or any Series of the Trust without Interestholder approval.

           Severability. The provisions of this Declaration are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Declaration.

           Principal Office. The principal office of the Trust shall be located in San Francisco, California, or in such other location as the Trustees may from time to time determine.

           Inspection of the Books.  Except as expressly required under the 1940
Act or conferred under other applicable law, Interestholders shall have no right to inspect the books of the Trust except as the Trustees may expressly authorize. The Trustees may authorize that the books of the Trust be open to inspection by Interestholders under the conditions and regulations that they deem desirable.







         IN WITNESS WHEREOF, the undersigned, being the Trustees, have executed this Declaration as of the date first above written.


                          /s/Robert C. Brown_________
                                                     Robert C. Brown,
                                                     as Trustee and not individually


                             /s/Donald H. Burkhardt
                                                     Donald H. Burkhardt,
                                                     as Trustee and not individually


                                                     /s/Jack S. Euphrat
                                                     Jack S. Euphrat,
                                                     as Trustee and not individually

                               /s/Peter G. Gordon
                                                     Peter G. Gordon,
                                                     as Trustee and not individually


                              /s/W. Rodney Hughes
                                                     W. Rodney Hughes,
                         as Trustee and not individually


                              /s/Richard M. Leach
                                                     Richard M. Leach,
                                                     as Trustee and not individually


                               /s/J. Tucker Morse
                                                     J. Tucker Morse,
                         as Trustee and not individually


                              /s/Timothy J. Penny
                                                     Timothy J. Penny,
                                                     as Trustee and not individually


                              /s/Donald C. Willeke
                                                     Donald C. Willeke,
                                                     as Trustee and not individually


                             WELLS FARGO CORE TRUST
                          INVESTMENT ADVISORY AGREEMENT


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201 and Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, 12th Floor, San Francisco, California, 94104.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is authorized to issue interests (as defined in the Trust's Trust Instrument), in separate series;

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed on Schedule A hereto as such Schedule may be amended or supplemented from time to time by mutual agreement (each a "Fund" and collectively the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust and the Adviser agree as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Trust Instrument, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Adviser and will from time to time furnish the Adviser with any amendments thereof.

         Section 2. Investment Adviser; Appointment. The Trust hereby employs Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in the Funds and, without limiting the generality of the foregoing, to provide the other services specified in Section 3 hereof.

         Section 3.  Duties of the Adviser.

         (a) The Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. Among other things, the Adviser shall make all decisions with respect to the allocation of the Funds' investments in various securities or other assets, in investment styles and, if applicable, in other investment companies or pooled vehicles in which a Fund may invest. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, each Fund and the Adviser, and on its own initiative will furnish the Board from time to time with such information as the Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which a Fund maintains investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Trust Instrument, By-Laws (if any) and Registration Statement under the 1940 Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended, applicable to the Trust and the investment objectives, policies and restrictions of each Fund.

         (c) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be appropriate or necessary to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

         (e) With respect to a Fund, the Adviser shall have no duties or obligations pursuant to this Agreement, during any period during which the Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         Section 4. Delegation of Responsibilities. The Adviser may carry out any of its obligations under this Agreement by employing, subject to supervision by the Adviser, one or more Sub-Adviser(s) who are registered as investment advisers pursuant to the Investment Advisers Act of 1940 or who are exempt from registration thereunder ("Sub-Advisers"). Each Sub-Adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required under the 1940, Act by the shareholders of the Fund (unless the Commission or its staff has given authorization or issued an interpretation dispensing with the requirement of shareholder approval). The Adviser shall not be liable hereunder for any act or omission of any Sub-Adviser, except for failure to exercise good faith in the employment of the Sub-Adviser and for failure to exercise appropriate supervision of such Sub-Adviser, and as may otherwise be agreed in writing. The Adviser shall be solely responsible for compensating any Sub-Adviser for services rendered under any Sub-Advisory Agreement. The Adviser may, from time to time and at any time, terminate any Sub-Adviser and reassume the responsibilities assigned to such Sub-Adviser with respect to any Fund without obtaining the approval of the shareholders of the Fund.

         Section 5. Control by Board. Any investment activities undertaken by the Adviser pursuant to this Agreement, as well as any other activities undertaken by the Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.


Section 6. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Adviser shall at all times comply with:

                  (a)               all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c)         the provisions of the Declaration of Trust of the Trust, as it may be amended from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as they may be amended from time to time, or resolutions of the Board that may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds; and

         (f) any other applicable provisions of state or federal law.

         Section 7. Broker-Dealer Relationships. In connection with the purchase and sale of securities for the Funds, the Adviser is responsible for broker-dealer selection and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Fund and to other clients of the Adviser. The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Adviser. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Board, indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 8. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 9.   Compensation.

         (a) As compensation for the advisory services provided under this Agreement, the Trust shall pay the Adviser fees, payable monthly, at the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time;

         (b) Except as provided in the following paragraph, no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a single registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act;

         (c) The adviser shall receive a fee of as set forth in Schedule A for asset allocation services if a Fund invests some or all of its investment assets in two or more registered, open-end management investment companies, or separate series thereof, in each case, in accordance with Section 12(d)(1)(h) under the Act, the rules thereunder or an exemptive order issued by the Commission exempting the Fund from the provisions of Section 12(d)(1)(A) under the Act (a "Fund of Funds structure")

         (d) To the extent the Board determines that a Fund in a Fund of Funds structure should invest a portion of its assets directly in portfolio securities, rather than in a portfolio of Wells Fargo Core Trust (Delaware) or other portfolio, with respect to those assets the Fund will pay the Adviser the same fee that the portfolio was paying its adviser (the fees of each portfolio will be disclosed in the proxy statement and prospectus).

      Section 10. Standard of Care. The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services at the compensation level specified, the Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholders of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 11. Non-Exclusivity. The services of the Adviser to the Funds are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Adviser may serve as officers and directors of the Trust, and that officers or directors of the Trust may serve as officers or directors of the Adviser, to the extent that such services may be permitted by law, and that the officers and directors of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 12. Records. The Adviser shall, with respect to orders the Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as such records as the Funds' administrator reasonably requests to be maintained, including, but not limited to, trade tickets and confirmations for portfolio trades. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds and will be available for inspection and use by the Funds. The Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 13. Term and Approval. This Agreement shall become effective with respect to a Fund after approved in accordance with the requirements of the 1940 Act, and executed by the Adviser and the Trust, and shall thereafter continue from year to year, provided that the continuation of the Agreement is specifically approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

                  (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

                  (b) by the affirmative vote of a majority of the Trust's Directors who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Directors of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 14. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters issued under the 1940 Act.

      Section 15. Indemnification by the Adviser. The Trust shall not be responsible for, and the Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties on the part of the Adviser or any of its officers, directors, employees or agents.

      Section 16. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 17. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention :R. Greg Feltus, and that of the Adviser shall be 525 Market Street, 12th Floor, San Francisco, California 94163, Attention:
Michael J. Hogan.

      Section 18. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 19. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees and the Adviser.

      Section 20. Wells Fargo Name. The Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that:
(I) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose;
(ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.



                                              WELLS FARGO CORE TRUST
                             on behalf of the Funds


                                                     By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                            Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President




                                   Schedule A

------------------------------------------------------- -----------------------------------------------------
Core Trust Portfolios                                   Advisory Fee
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Disciplined Growth Fund                                 0.75
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Equity Income Portfolio                                 0.75
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Index Portfolio                                         0.15
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
International Portfolio                                 1.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
International Equity Portfolio                          1.00
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Large Company Growth Portfolio                          0.75
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Managed Fixed Income Portfolio                          0.50
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Positive Return Bond Portfolio                          0.50
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Cap Index Portfolio                               0.25
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Cap Value Portfolio                               0.90
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Company Growth Portfolio                          0.90
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Company Value Portfolio                           0.90
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Stable Income Portfolio                                 0.50
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Strategic Value Bond Portfolio                          0.50
------------------------------------------------------- -----------------------------------------------------


Approved by Board of Trustees:      March 26, 1999

                        INVESTMENT SUB-ADVISORY AGREEMENT
     BETWEEN WELLS FARGO CORE TRUST, WELLS FARGO BANK, N.A. AND
                         WELLS CAPITAL MANAGEMENT


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Wells Capital Management, Incorporated, a corporation organized under the laws of the State of California, with its principal place of business at 525 Market Street, San Francisco, California 94163 (the "Sub-Adviser"). .

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

         WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

         Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

         Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

         Section 3.  Duties of the Sub-Adviser.

         (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

         (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

         Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

     Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

     (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

         Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 525 Market Street, 10th Floor, San Francisco, California 94163, Attention: J. Mari Casas.

       17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                                        WELLS FARGO CORE TRUST
                                                       on behalf of the Funds


                                                     By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                            Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President

                                                     WELLS CAPITAL MANAGEMENT       INCORPORATED
                                                                    on behalf of the Sub-Adviser


                                                     By: /s/
                                                           J. Mari Casas
                             Chief Operating Officer









                                   Appendix A


      ----------------------------------------------------------------

      Core Trust Funds
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Equity Income Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Index Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      International Equity Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Small Cap Index Portfolio
      ----------------------------------------------------------------

                                   SCHEDULE A

                             WELLS FARGO CORE TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

         This fee agreement is made as of the 8th day of November, 1999, by and between Wells Fargo Bank, N.A. (the "Adviser") and Wells Capital Management, Incorporated (the "Subadviser") and

         WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

         WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

         NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates listed for each Fund listed in Appendix A.

                                   Appendix A


------------------------------------- ----------------------------------- -----------------------------------
Name of Fund                          Breakpoints                         Sub-advisory Rate
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Equity Income                         0-200M                              0.25
                                      200-400M                            0.20
                                      >400M                               0.15
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Index Portfolio                       [None]                              0.02
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
International Equity                  0-200M                              0.35
                                      200-400M                            0.25
                                      >400M                               0.15
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Small Cap Index Portfolio             0-200M                              0.02
                                      >200M                               0.01
------------------------------------- ----------------------------------- -----------------------------------




                                                     WELLS FARGO BANK, N.A.


                                                     /s/         Michael J. Hogan
                                                     By:      Michael J. Hogan
                                                              Executive Vice President


                                                     /s/         C. David Messman
                                                     By:      C. David Messman
                                 Vice President


                                             WELLS CAPITAL MANAGEMENT INCORPORATED
                                                   on behalf of the Sub-Adviser


                                       By: /s/             J. Mari Casas
                                                           J. Mari Casas
                                                        Chief Operating Officer



                        INVESTMENT SUB-ADVISORY AGREEMENT
                BETWEEN WELLS FARGO CORE TRUST, WELLS FARGO BANK, N.A.
                         AND GALLIARD CAPITAL MANAGEMENT, INC.


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Galliard Capital Management, Inc., a corporation organized under the laws of the State of Minnesota, with its principal place of business at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479 (the "Sub-Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

         WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

         Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

         Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

         Section 3.  Duties of the Sub-Adviser.

         (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

         (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

         Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

     (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.


         Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 800 La Salle Avenue, Suite 2060, Minneapolis, Minnesota 55479, Attention: John R. Caswell.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

           IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                              WELLS FARGO CORE TRUST
                             on behalf of the Funds


                                                     By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                            Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President





                                                     GALLIARD CAPITAL MANAGEMENT,
                                                     INC.
                                                           on behalf of the Sub-Adviser



                                                     By:  /s/ John R. Caswell
                                                              John R. Caswell
                                                              Managing Partner



                                   Appendix A



      ----------------------------------------------------------------

      Core Trust Funds
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Managed Fixed Income Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Stable Income Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Strategic Value Bond Portfolio
      ----------------------------------------------------------------




               Approved by the Board of Trustees: March 26, 1999.

                                   SCHEDULE A

                             WELLS FARGO CORE TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

         This fee agreement is made as of the 8th day of November, 1999, by and between Wells Fargo Bank, N.A. (the "Adviser") and
Galliard Capital Management, Inc. (the "Sub-Adviser") and

         WHEREAS, the parties and Wells Fargo Core Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

         WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

         NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of percentage of the assets of the Funds listed in Appendix A.

                                   Appendix A


------------------------------------- ----------------------------------- -----------------------------------
Name of Fund                          Breakpoints                         Sub-Advisory Rate
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Managed Fixed Income Portfolio        0-100M                              0.10
                                      100-200M                            0.08
                                      >200M                               0.06
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Stable Income Portfolio               1-1500M                             0.04
                                      1500-2000M                          0.05
                                      2000-2500M                          0.045
                                      2500-3000M                          0.04
                                      >3000M                              0.03

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Strategic Value Bond Portfolio        0-100M                              0.13
                                      100-200M                            0.10
                                      >200M                               0.08
------------------------------------- ----------------------------------- -----------------------------------


                                                     WELLS FARGO BANK, N.A.


                                                     /s/         Michael J. Hogan
                                                     By:      Michael J. Hogan
                                                              Executive Vice President


                                                     /s/         C. David Messman
                                                     By:      C. David Messman
                                 Vice President


                                                     GALLIARD CAPITAL MANAGEMENT,                         INC.


                                                              /s/John R. Caswell
                                                     By:      John R. Caswell
                                Managing Partner


                        INVESTMENT SUB-ADVISORY AGREEMENT
                        BETWEEN WELLS FARGO CORE TRUST, WELLS FARGO BANK, N.A.
                         AND SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Schroder Investment Management North America Inc., a corporation organized under the laws of the State of Delaware, with its principal place of business at 787 Seventh Avenue, New York, New York 10019 (the "Sub-Adviser"). .

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

         WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

         Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

         Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

         Section 3.  Duties of the Sub-Adviser.

         (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

         (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

         Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

     (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.
         Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention: R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 787 Seventh Avenue, New York, New York 10019,
Attention: Cathie Mazza.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                                      WELLS FARGO CORE TRUST
                             on behalf of the Funds


                                                     By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                            Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President



                                                     SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
                                                     on behalf of the Sub-Adviser



                                                     By:  /s/ Catherine A. Mazza
                                                            Catherine A. Mazza
                                                              Director


                                   Appendix A

                             International Portfolio

                                   SCHEDULE A

                             WELLS FARGO CORE TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

         This fee agreement is made as of the 8th day of November, 1999, by and between Wells Fargo Bank, N.A. (the "Adviser") and Schroder Investment Management North America Inc. (the "Sub-Adviser") and

         WHEREAS, the parties and Wells Fargo Core Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

         WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

         NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate listed below of the assets of the International Portfolio:


------------------------------------------------------- -----------------------------------------------------
Breakpoints                                             Advisory Rate
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
For the first $100 million                              0.45
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
For the next $100 million                               0.35
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
For the next $400 million                               0.20
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
For the sums in excess of $600 million                  0.185
------------------------------------------------------- -----------------------------------------------------






      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                                     WELLS FARGO BANK, N.A.


                                                     /s/         Michael J. Hogan
                                                     By:      Michael J. Hogan
                                                              Executive Vice President


                                                     /s/         C. David Messman
                                                     By:      C. David Messman
                                 Vice President


                               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.


                                                     /s/         Catherine A. Mazza
                                                     By:      Catherine A. Mazza
                                                              Director

                        INVESTMENT SUB-ADVISORY AGREEMENT
               BETWEEN WELLS FARGO CORE TRUST, WELLS FARGO BANK, N.A.
                             AND SMITH ASSET MANAGEMENT, L.P.


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Smith Asset Management, L.P., a limited partnership with its principal place of business of 300 Crescent Court, Suite 750, Dallas, Texas 75201 (the "Sub-Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

         WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

         Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

         Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

         Section 3.  Duties of the Sub-Adviser.

         (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

         (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

         Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

     (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.
         Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention: R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be Smith Asset Management, L.P., 300 Crescent Court, Suite 750, Dallas, Texas 75201, Attention: Stephen S. Smith.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.


      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                                      WELLS FARGO CORE TRUST
                             on behalf of the Funds


                                                    By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                                                       Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President



                                                    SMITH ASSET MANAGEMENT, L.P.
                                                    on behalf of the Sub-Adviser



                                                     By:  /s/ Stephen S. Smith
                                                              Stephen S. Smith
                                                              Principal


                                   Appendix A



      ----------------------------------------------------------------

      Core Trust Funds
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Disciplined Growth Portfolio
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      Small Cap Value Portfolio
      ----------------------------------------------------------------

                                   SCHEDULE A

                             WELLS FARGO CORE TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of September, 1999, by and between Wells Fargo Bank, N.A. (the "Adviser") and Smith Asset Management, L.P. (the "Sub-Adviser") and

         WHEREAS, the parties and Wells Fargo Core Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

         WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

         NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of percentage of the assets of the Funds listed in Appendix A.

                                   Appendix A

------------------------------------- ----------------------------------- -----------------------------------
            Name of Fund                         Breakpoints                      Sub-Advisory Rate
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Disciplined Growth Portfolio          0-175M                              0.35
                                      175-225M                            0
                                      225M-500M                           0.25
                                      >500M                               0.20
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Small Cap Value Portfolio             0-110M                              0.45
                                      110M-150M                           0
                                      150-300M                            0.30
                                      >300M                               0.25

------------------------------------- ----------------------------------- -----------------------------------



                                                     WELLS FARGO BANK, N.A.


                                                     /s/         Michael J. Hogan
                                                     By:      Michael J. Hogan
                                                              Executive Vice President


                                                     /s/         C. David Messman
                                                     By:      C. David Messman
                                 Vice President


                                                                 SMITH ASSET MANAGEMENT, L.P.
                                                           on behalf of the Sub-Adviser


                                                     By:  /s/ Stephen S. Smith
                                Stephen S. Smith
                                                              Principal


                        INVESTMENT SUB-ADVISORY AGREEMENT
                      BETWEEN WELLS FARGO CORE TRUST, WELLS FARGO BANK, N.A.
                         AND PEREGRINE CAPITAL MANAGEMENT, INC.


         This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Core Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco,
California 94104, and Peregrine Capital Management, Inc., a corporation organized under the laws of the State of Minnesota with its principal place of business at 800 LaSalle Avenue, Minneapolis, Minnesota 55402 (the "Sub-Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

         WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

         Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

         Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

         Section 3.  Duties of the Sub-Adviser.

         (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

         (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

         Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

     Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

     (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

         Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention: R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 800 LaSalle Avenue, Minneapolis, Minnesota 55402,
Attention: Robert B. Mersky.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                                      WELLS FARGO CORE TRUST
                             on behalf of the Funds


                                                     By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     WELLS FARGO BANK, N.A.
                                                       on behalf of the Adviser

                                                     By: /s/Michael J. Hogan
                                                           Michael J. Hogan
                                                       Executive Vice President


                                                     By:  /s/C. David Messman
                                                           C. David Messman
                                                           Vice President



                                                     PEREGRINE CAPITAL MANAGEMENT,               INC.
                                                           on behalf of the Sub-Adviser



                                                       By:  /s/Robert B. Mersky
                                                              Robert B. Mersky                                     President


                                   Appendix A

                         Large Company Growth Portfolio
                         Positive Return Bond Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio



Approved by Board of Trustees: March 26, 1999

                                   SCHEDULE A

                             WELLS FARGO CORE TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of November, 1999, by and between Wells Fargo Bank, N.A. (the "Adviser") and Peregrine Capital Management, Inc. (the "Sub-Adviser") and

         WHEREAS, the parties and Wells Fargo Core Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Appendix A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

         WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

         NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of percentage of the assets of the Funds listed in Appendix A.

                                   Appendix A

------------------------------------- ----------------------------------- -----------------------------------
Core Trust Fund                       Breakpoints                         Sub-Advisory Rate
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Large Company Growth Portfolio        0-25M                               0.75
                                      25-50M                              0.60
                                      50-275M                             0.50
                                      >275M                               0.30
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Positive Return Bond Portfolio        0-10M                               0.40
                                      10-25M                              0.30
                                      25-300M                             0.20
                                      >300M                               0.10
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Small Company Growth Portfolio        0-50M                               0.90
                                      50-180M                             0.75
                                      180-340M                            0.65
                                      340-685M                            0.50
                                      685-735M                            0.52
                                      >735M                               0.55
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Small Company Value Portfolio         0-200M                              0.50
                                      >200M                               0.75
------------------------------------- ----------------------------------- -----------------------------------

                                                     WELLS FARGO BANK, N.A.


                                                     /s/         Michael J. Hogan
                                                     By:      Michael J. Hogan
                                                              Executive Vice President


                                                     /s/         C. David Messman
                                                     By:      C. David Messman
                                 Vice President


                                                     PEREGRINE CAPITAL MANAGEMENT, INC.
                                                           on behalf of the Sub-Adviser



                                                       By:  /s/Robert B. Mersky
                                                              Robert B. Mersky
                                                                      President



                           PLACEMENT AGENCY AGREEMENT

                             Wells Fargo Core Trust
                                111 Center Street
                           Little Rock, Arkansas 72201


         This AGREEMENT is made as of this 8th day of November, 1999, by and between Wells Fargo Core Trust, a Delaware business trust (the "Trust") and Stephens Inc., an Arkansas corporation (the "Placement Agent").

         WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") authorized to issue an indefinite number of interests in separate series; and

         WHEREAS, the Trust desires to retain the Placement Agent to perform placement agent services to the Trust's investment portfolios listed on Appendix A (individually, a "Portfolio" and collectively, the "Portfolios"), and the Placement Agent is willing to render such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

              1. Stephens will act as Placement Agent of the interests covered by the Trust's registration statement then in effect under the 1940 Act. As Placement Agent, Stephens shall have the right to sell interests of the Portfolios upon the terms set forth in the Trust's registration statement, as such registration statement is in effect and is amended from time to time. In acting as Placement Agent under the Placement Agency Agreement, neither Stephens nor its employees nor any agents thereof shall make any offer or sale of Interests in a manner which would require the interests to be registered under the Securities Act of 1933, as amended (the "1933 Act"). As used in this
Agreement  the  term  "registration   statement"  shall  mean  any  registration
statement filed with the Securities and Exchange Commission (the "SEC") under the 1940 Act, as modified by any amendments thereto that at any time shall have been filed with the SEC by or on behalf of the Trust.

              2. The Trust shall sell through the Placement Agent, as the Trust's agent, and deliver, upon the terms set forth herein, Portfolio interests that the Placement Agent orders from the Trust and for which the Placement Agent has received and confirmed unconditional purchase orders. All orders from the Placement Agent shall be subject to acceptance and confirmation by the Trust.

              3. As the Trust's agent, the Placement Agent may sell and distribute Portfolio interests in such manner not inconsistent with the provisions hereof as the Placement Agent may determine from time to time. In that connection the Placement Agent shall comply with all laws, rules and regulations applicable to it, including, without limiting the generality of the foregoing, all applicable rules or regulations under the 1940 Act, and of any securities association registered under the Securities Exchange Act of 1934 (the "1934 Act").

              4. The Placement Agent's right to accept purchase orders for Portfolio interests or to make sales thereof shall not apply to Portfolio interests that may be offered by the Trust to interestholders for the reinvestment of cash distributed to interestholders by the Trust or Portfolio interests that may otherwise be offered by the Trust to interestholders, unless the Placement Agent is otherwise notified by the Trust.

              5. (a) The Placement Agent shall from time to time employ or associate with it such persons as it believes necessary to assist it in carrying out its obligations under this agreement. The compensation of such persons shall be paid by the Placement Agent.

                     (b) The Placement Agent shall pay all expenses incurred in connection with its qualification as a dealer or broker under Federal or state laws.

              6. The Trust shall furnish the Placement Agent from time to time, for use in connection with the sale of Portfolio interests, such written information with respect to the Trust as the Placement Agent may reasonably request. In each case such written information shall be signed by an authorized officer of the Trust. The Trust represents and warrants that such information, when signed by one of its officers, shall be true and correct. The Trust shall also furnish to the Placement Agent copies of its reports to its stockholders and such additional information regarding the Trust's financial condition as the Placement Agent may reasonably request from time to time.

              7. The registration statement has been or will be, as the case may be, carefully prepared in conformity with the 1940 Act and the rules and regulations (the "Rules and Regulations") of the SEC. The Trust represents and warrants to the Placement Agent that the registration statement contains or will contain all statements required to be stated therein in accordance with the 1940 Act and the Rules and Regulations, that all statements of fact contained or to be contained therein are or will be true and correct at the time indicated or the effective date, as the case may be, and that the registration statement shall not include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Portfolio interests. The Trust shall from time to time file such amendment or amendments to the registration statement as, in the light of future developments, shall, in the opinion of the Trust's counsel, be necessary in order to have the registration statement at all times contain all material facts required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Portfolio interests. If the Trust shall not file such amendment or amendments within 15 days after receipt by the Trust of a written request from the Placement Agent to do so, the Placement Agent may, at its option, terminate this agreement immediately. The Trust shall not file any amendment to the registration statement without giving the Placement Agent reasonable notice thereof in advance, provided that nothing in this agreement shall in any way limit the Trust's right to file at any time such amendments to the registration statement or the Prospectus as the Trust may deem advisable. The Trust represents and warrants to the Placement Agent that any amendment to the registration statement filed hereafter by the Trust will contain all statements required to be stated therein in accordance with the 1940 Act and the Rules and Regulations, that all statements of fact contained therein will, when the same shall become effective, be true and correct, and that no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Portfolio interests.

              8. The Trust shall indemnify, defend and hold harmless the Placement Agent, its officers and directors and any person who controls the Placement Agent within the meaning of the 1933 Act, from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Placement Agent, its officers or directors or any such controlling person, may incur under the 1933 Act, the 1940 Act, the common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the registration statement, private placement memorandum, or other offering material (collectively "Offering Material"), or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading. Notwithstanding the foregoing, this indemnity agreement, to the extent that it might require indemnity of any person who is an officer or partner of the Placement Agent and who is also a director of the Trust, shall not inure to the benefit of such officer or partner unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act or the 1940 Act, and in no event shall anything contained herein be so construed as to protect the Placement Agent against any liability to the Trust or its stockholders to which the Placement Agent would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. This indemnity agreement is expressly conditioned upon the Trust's being notified of any action brought against the Placement Agent, its officers or directors or any such controlling person, which notification shall be given by letter or by telegram addressed to the Trust at its principal office in Little Rock, Arkansas, and sent to the Trust by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure to notify the Trust of any such action shall not relieve the Trust from any liability which it may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this paragraph. The Trust shall be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, the defense shall be conducted by counsel chosen by the Trust and approved by the Placement Agent. If the Trust elects to assume the defense of any such suit and retain counsel approved by the Placement Agent, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them, but in case the Trust does not elect to assume the defense of any such suit, or in case the Placement Agent does not approve of counsel chosen by the Trust, the Trust will reimburse the Placement Agent, its officers and directors or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by the Placement Agent or them. In addition, The Placement Agent shall have the right to employ one separate counsel to represent it, its officers and directors and any such controlling person who may be subject to liability arising out of any claim in respect of which indemnity may be sought by the Placement Agent against the Trust hereunder if in the reasonable judgment of the Placement Agent it is advisable because of actual or potential differing interests between the Placement Agent, its officers and directors or such controlling person and the Trust in the conduct of the defense of such action, for the Placement Agent, its officers and directors or such controlling person to be represented by separate counsel, in which event the fees and expenses of such separate counsel shall be borne by the Trust. This indemnity agreement and the Trust's representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Placement Agent, its officers and directors or any such controlling person and shall survive the delivery of any interests as provided in this agreement. This indemnity agreement shall inure exclusively to the benefit of the Placement Agent and its successors, the Placement Agent's officers and directors and their respective estates and any such controlling persons and their successors and estates. The Trust shall promptly notify the Placement Agent of the commencement of any litigation or proceedings against it in connection with the issue and sale of any Portfolio interests.

              9. The Placement Agent agrees to indemnify, defend and hold harmless the Trust, its officers and directors and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its officers or directors or any such controlling person, may incur under the 1933 Act, the 1940 Act, the common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon
(a) any alleged untrue statement of a material fact contained in information furnished in writing by the Placement Agent to the Trust specifically for use in the registration statement or the Prospectus or shall arise out of or be based upon any alleged omission required to be stated in the registration statement or the Prospectus or necessary to make such information not misleading, (b) any alleged act or omission on the Placement Agent's part as the Trust's agent that has not been expressly authorized by the Trust in writing, or (c) any alleged willful misfeasance, bad faith or negligence in the performance of the Placement Agent's obligations and duties under the Agreement or by reason of its alleged reckless disregard thereof. This indemnity agreement is expressly conditioned upon the Placement Agent's being notified of any action brought against the Trust, its officers and directors or any such controlling person, which notification shall be given by letter or telegram, addressed to the Placement Agent at its principal office in Little Rock, Arkansas, and sent to the Placement Agent by the person against whom such action is brought, within 10 days after the summons or other first legal process shall have been served. The failure to notify the Placement Agent of any such action shall not relieve the Placement Agent from any liability which it may have to the Trust, its officers or directors or such controlling person by reason of any such alleged misstatement or omission on the Placement Agent's part otherwise than on account of the indemnity agreement contained in this paragraph. The Placement Agent shall have a right to control the defense of such action with counsel of its own choosing and approved by the Trust if such action is based solely upon such alleged misstatement or omission on the Placement Agent's part, and in any other event the Trust, its officers and directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action at their own expense.

              10. No Portfolio interests shall be sold through the Placement Agent or by the Trust under this agreement and no orders for the purchase of Portfolio interests shall be confirmed or accepted by the Trust if and so long as the effectiveness of the registration statement shall be suspended under any of the provisions of the 1940 Act. Nothing contained in this paragraph 12 shall in any way restrict, limit or have any application to or bearing upon the Trust's obligation to redeem Portfolio interests from any interestholder in accordance with the provisions of the Trust's registration statement or its Declaration of Trust, as amended from time to time. The Trust will use its best efforts at all times to have Portfolio interests effectively registered under the 1940 Act.

              11. The Trust agrees to advise the Placement Agent immediately:

     (a) of any request by the SEC for amendments to the registration statement or for additional information;

     (b) in the event of the issuance by the SEC of any stop order suspending the effectiveness of the registration statement then in effect or the initiation of any proceedings for that purpose;

     (c) of the happening of any material event that makes untrue any statement made in the registration statement or that requires the making of a change in either thereof in order to make the statements therein not misleading; and

                     (d) of any action of the SEC with respect to any amendments to the registration statement that may from time to time be filed within the SEC under the 1940 Act.

              12. Insofar as they concern the Trust, the Trust shall comply with all applicable laws, rules and regulations, including, without limiting the generality of the foregoing, all rules or regulations made or adopted pursuant to the 1940 Act or by any securities association registered under the 1934 Act.

              13. The Placement Agent may, if it desires and at its own cost and expense, appoint or employ agents to assist it in carrying out its obligations under this agreement, but no such appointment or employment shall relieve the Placement Agent of any of its responsibilities or obligations to the Trust under this agreement.

              14. Subject to the provisions of paragraph 7, this agreement shall continue in effect for a period of more than one year from the date hereof only so long as such continuance is specifically approved at least annually in accordance with the 1940 Act and the rules thereunder. This agreement shall terminate automatically in the event of its assignment (as defined in the 1940
Act). This agreement may, in any event, be terminated at any time, without the payment of any penalty, by the Trust upon 60 days' written notice to the Placement Agent or by the Placement Agent at any time after the second anniversary of the effective date of this agreement on 60 days' written notice to the Trust.

              15. Nothing in this Agreement shall require the Trust to take any action contrary to any provision of its Declaration of Trust or to any applicable statute or regulation.

              16.    Miscellaneous.

                  (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Trust or the Placement Agent shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

         To the Trust:

         Wells Fargo Core Trust
         111 Center Street
         Little Rock, Arkansas 72201
         Attention:  Richard H. Blank, Jr.

         With copies to:

         C. David Messman
         Wells Fargo Bank, N.A.
         525 Market Street, 12th Floor
         San Francisco, CA  94163

         Marco E. Adelfio
         Morrison & Foerster LLP
         2000 Pennsylvania Avenue, N.W.
         Suite 5500
         Washington, D.C.  20006

         To the Placement Agent:

         Stephens Inc.
         111 Center Street
         Little Rock, Arkansas 72201
         Attention:  Richard H. Blank, Jr.

                  (b) This Agreement shall extend to and be binding upon the parties hereto and their respective successors and assigns; subject to the provisions of paragraph 14.

                  (c) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

                  (d) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

                  (e) This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

                  (f)  This   Agreement   may  be  executed  in  any  number  of
counterparts, each of which shall be deemed to be an original, and which collectively shall be deemed to constitute only one agreement.

         In witness whereof, the parties have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.



                                                     WELLS FARGO CORE TRUST


                                                     By: /s/David I. Goldstein
                                                            David I. Goldstein
                                                            Assistant Treasurer


                                                     STEPHENS INC.


                                                    By: /s/Richard H. Blank, Jr.
                                                           Richard H. Blank, Jr.
                                                           Senior Vice President


                                   Appendix A


                          Disciplined Growth Portfolio
                             Equity Income Portfolio
                                 Index Portfolio
                         International Equity Portfolio
                             International Portfolio
                         Large Company Growth Portfolio
                         Managed Fixed Income Portfolio
                            Positive Return Portfolio
                            Small Cap Index Portfolio
                            Small Cap Value Portfolio
                         Small Company Growth Portfolio
                          Small Company Value Portfolio
                             Stable Income Portfolio
                         Strategic Value Bond Portfolio

                            ADMINISTRATION AGREEMENT


                             Wells Fargo Core Trust
                                111 Center Street
                           Little Rock, Arkansas 72201


         THIS AGREEMENT is made as of this 8th day of November, 1999, by and between Wells Fargo Core Trust, a Delaware business trust (the "Trust") and Wells Fargo Bank, N.A., a national banking association ("Wells Fargo").

         WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Trust desires to retain Wells Fargo to render certain administrative services to the Trust's investment portfolios listed on Appendix A (individually, a "Fund" and collectively, the "Funds"), and Wells Fargo is willing to render such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

         1. Appointment. The Trust hereby appoints Wells Fargo to act as Administrator of the Funds, and Wells Fargo hereby accepts such appointment and agrees to render such services and duties set forth in Paragraph 3, for the compensation and on the terms herein provided. Each new investment portfolio established in the future by the Trust shall automatically become a "Fund" for all purposes hereunder as if it were listed on Appendix A, absent written notification to the contrary by either the Trust or Wells Fargo.

         2. Delivery of Documents. The Trust shall furnish to, or cause to be furnished to, Wells Fargo originals of, or copies of, all books, records, and other documents and papers related in any way to the administration of the Trust.

         3. Duties as Administrator. Wells Fargo shall, at its expense, provide the following administrative services in connection with the operations of the Trust and the Funds:

                  (a)      receive and tabulate shareholder votes;

                  (b)      furnish statistical and research data;

(c) coordinate (or assist in) the preparation and filing with the U.S. Securities and Exchange Commission ("SEC") of registration statements, notices, shareholder reports, and other material required to be filed under applicable laws;

                  (d) prepare and file with the states registration statements, notices, reports, and other material required to be filed under applicable laws;

                  (e)      prepare and file Form 24F-2s and N-SARs;

                  (f) review bills submitted to the Funds and, upon determining that a bill is appropriate, allocating amounts to the appropriate Funds and Classes thereof and instructing the Funds' custodian to pay such bills;

                  (g) coordinate (or assist in) the preparation of reports and other information materials regarding the Funds including proxies and other shareholder communications, and review prospectuses;

                  (h)      prepare expense table information for annual updates;

                  (i) provide legal and regulatory advice to the Funds in connection with its other administrative functions, including assignment of matters to outside legal counsel on behalf of the Trust and supervising the work of such counsel;

       (j)      provide office facilities and clerical support for the Funds;

                  (k) develop and implement procedures for monitoring compliance
with  regulatory   requirements  and  compliance  with  the  Funds'   investment
objectives, policies and restrictions;

                  (l)      serve as liaison between the Funds and their
                            independent auditors;

                  (m)      prepare and file tax returns;

                  (n)      review payments of Fund expenses;

                  (o)      prepare expense budgeting and accruals;

                  (p) provide communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant, any co-administrators, and other service organizations that render recordkeeping or shareholder communication services;

                  (q) provide information to the Funds' distributor concerning fund performance and administration;

                  (r)      assist the Trust in the development of additional
                              investment portfolios;

                  (s)      provide reports to the Funds' board of directors
                              regarding its activities;

                  (t)  assist  in  the   preparation  and  assembly  of  meeting
materials, including comparable fee information, as required, for the Funds' board of directors; and

                  (u) provide any other administrative services reasonably necessary for the operation of the Funds other than those services that are to be provided by the Trust's transfer and dividend disbursing agent, custodian, and fund accountant, provided that nothing in this Agreement shall be deemed to require Wells Fargo to provide any services that may not be provided by it under applicable banking laws and regulations.

         In performing all services under this Agreement, Wells Fargo shall: (a) act in conformity with the Trust's Declaration of Trust (and By-Laws, if any), the 1940 Act, and any other applicable laws as may be amended from time to time, and with the Trust's registration statement under the Securities Act of 1933 and the 1940 Act, as may be amended from time to time; (b) consult and coordinate with legal counsel to the Trust as necessary and appropriate; and (c) advise and report to the Trust and its legal counsel, as necessary and appropriate, with respect to any compliance or other matters that come to its attention.

         In connection with its duties under this Paragraph, Wells Fargo may, at its own expense, enter into sub-administration agreements with other service providers, provided that each such service provider agrees with Wells Fargo to comply with this Agreement and all relevant provisions of the 1940 Act, the Investment Advisers Act of 1940, any other applicable laws as may be amended from time to time, and all relevant rules thereunder. Wells Fargo will provide the Trust with a copy of each sub-administration agreement it executes relating to the Trust. Wells Fargo will be liable for acts or omissions of any such sub-administrators under the standards of care described herein under Paragraph 5.

         4. Compensation. In consideration of the administration services to be rendered by Wells Fargo under this Agreement, the Trust shall pay Wells Fargo a monthly fee, as shown on Appendix A, of the average daily value (as determined on each business day at the time set forth in the Prospectus for determining net asset value per share) of the Funds' net assets during the preceding month. If the fee payable to Wells Fargo pursuant to this Paragraph begins to accrue before the end of any month or if this Agreement terminates before the end of any month, the fee for the period from the effective date to the end of that month or from the beginning of that month to the termination date, respectively, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. For purposes of calculating each such monthly fee, the value of each Fund's net assets shall be computed in the manner specified in that Fund's registration statement as then on file with the SEC for the computation of the value of the Fund's net assets in connection with the determination of the net asset value of Fund shares. For purposes of this Agreement, a "business day" is any day that the Trust is open for trading.

         5.       Limitation of Liability; Indemnification.

                  (a) Wells Fargo shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its obligations and duties under this Agreement, except a loss resulting from Wells Fargo's willful misfeasance, bad faith, or negligence in the performance of its obligations and duties or that of its agents or sub-administrators, or by reason of its or their reckless disregard thereof. Any person, even though also an officer, director, employee or agent of Wells Fargo, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with Wells Fargo's duties as Administrator hereunder), to be acting solely for the Trust and not as an officer, director, employee, or agent or one under the control or discretion of Wells Fargo even though paid by it.

                  (b) The Trust, on behalf of each Fund, will indemnify Wells Fargo against and hold it harmless from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action, or suit relating to the particular Fund and not resulting from willful misfeasance, bad faith, or negligence of Wells Fargo or its agents or sub-administrators in the performance of their obligations and duties, or by reason of its or their reckless disregard thereof. Wells Fargo will not confess any claim or settle or make any compromise in any instance in which the Trust will be asked to provide indemnification, except with the Trust's prior written consent. Any amounts payable by the Trust under this Subparagraph shall be satisfied only against the assets of the Fund involved in the claim, demand, action, or suit and not against the assets of any other Fund.

                  (c) Wells Fargo will indemnify the Trust against and hold it harmless from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action, or suit against the Trust or any Fund that resulted from a failure of Wells Fargo or its agents to act in accordance with the standard of care set forth in Subparagraph (a) above; provided that such loss, claim, damage, liability or expense did not result primarily from willful misfeasance, bad faith, or negligence of the Trust or its agents (other than Wells Fargo or agents of Wells Fargo) in the performance of their obligations and duties, or by reason of its or their reckless disregard thereof. The Trust will not confess any claim or settle or make any compromise in any instance in which Wells Fargo will be asked to provide indemnification, except with Wells Fargo's prior written consent.

                  6. Allocation of Expenses. Wells Fargo assumes and shall pay for maintaining the staff and personnel necessary to perform its obligations under this Agreement and shall, at its own expense, provide its own office space, facilities and equipment. In addition to the fees described in Section 4 of this Agreement, the Trust (or its other service providers, as may be provided pursuant to their respective agreements and contracts with the Trust) shall pay all of its expenses which are not expressly assumed by Wells Fargo hereunder. The expenses of legal counsel and accounting experts retained by Wells Fargo, after consulting with the Trust's legal counsel and independent auditors, as may be reasonably necessary or appropriate for the performance by Wells Fargo of its duties under this Agreement shall be deemed to be expenses of, and shall be paid for by, the Trust.

         7. Amendments. This Agreement may be amended at any time by mutual agreement in writing of the Trust and Wells Fargo, provided that the Board of Trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust or any party to this Agreement, as defined by the 1940 Act, approves any such amendment in advance.
 .

         8. Administrator's Other Businesses. Except to the extent necessary to perform Wells Fargo's obligations under this Agreement, nothing herein shall be deemed to limit or restrict the right of Wells Fargo, or any affiliate or employee of Wells Fargo, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

         9. Duration. This Agreement shall become effective on its execution date and shall remain in full force and effect for one year or until terminated pursuant to the provisions in Paragraph 10, and it may be reapproved at least annually by the Board of Trustees, including a majority of the directors who are not interested persons of the Trust or any party to this Agreement, as defined by the 1940 Act.

         10. Termination of Agreement. This Agreement may be terminated at any time, without the payment of any penalty, by a vote of a majority of the members of the Trust's Board of Trustees, on 60 days' written notice to Wells Fargo; or by Wells Fargo on 60 days' written notice to the Trust.

         11. Expense Waivers. If in any fiscal year the total expenses of a Fund incurred by, or allocated to, the Fund, excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under a Rule 12b-1 Plan of the Fund and including only the fees provided for in Paragraph 4 and those provided for pursuant to the Fund's advisory agreement ("includible expenses"), exceed the applicable voluntary expense waivers, if any, set forth in the Prospectus, Wells Fargo shall waive or reimburse that portion of the excess derived by multiplying the excess by a fraction, the numerator of which shall be the percentage at which the fee payable pursuant to this Agreement is calculated under Paragraph 4, and the denominator of which shall be the sum of such percentage plus the percentage at which the fee payable pursuant to the Fund's advisory agreement is calculated (the "Applicable Ratio"), but only to the extent of the fee hereunder for the fiscal year. If the fees payable under this Agreement and/or the Fund's advisory agreement contributing to such excess portion are calculated at more than one percentage rate, the Applicable Ratio shall be calculated separately for and applied separately to the portions of excess attributable to, the period to which a particular percentage rate applied. At the end of each month of the Trust's fiscal year, the Trust shall review the includible expenses accrued during that fiscal year to the end of that period and shall estimate the includible expenses for the balance of that fiscal year. If as a result of that review and estimation it appears likely that the includible expenses will exceed the limitations referred to in this Paragraph for a fiscal year with respect to the Fund, the monthly fee set forth in Paragraph 4 payable to Wells Fargo for such month shall be reduced, subject to a later adjustment, by an amount equal to the Applicable Ratio times the estimated excess pro rated over the remaining months of the fiscal year (including the month just ended). For purposes of computing the excess, if any, the value of the Fund's net assets shall be computed in the manner specified in Paragraph 4, and any reimbursements required to be made by Wells Fargo shall be made once a year promptly after the end of the Trust's fiscal year.

         12. Trust not bound to violate its Articles. Nothing in this Agreement shall require the Trust to take any action contrary to any provision of its Declaration of Trust or to any applicable statute or regulation.

         13.      Miscellaneous.

                  (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Trust or Wells Fargo shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

         To the Trust:

         Wells Fargo Core Trust
         111 Center Street
         Little Rock, Arkansas  72201
         Attention:  Richard H. Blank, Jr.


         To Wells Fargo:

         Wells Fargo Bank, N.A.
         525 Market Street, 12th Floor
         San Francisco, California  94105
         Attention:  Michael J. Hogan

                  (b) This Agreement shall extend to and be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be subject to assignment (as that term is defined under the 1940 Act) without the written consent of the other party.

                  (c) This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

                  (d)  This   Agreement   may  be  executed  in  any  number  of
counterparts, each of which shall be deemed to be an original, and which collectively shall be deemed to constitute only one agreement.

(e) The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

                  (f) If any provision of this Agreement is declared to be ;prohibited or unenforceable, the remaining provisions of this Agreement shall continue to be valid and fully enforceable.


         In witness whereof, the parties have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.


                                                    WELLS FARGO CORE TRUST


                                                  By:  /s/Richard H. Blank, Jr.

                                                   Richard H. Blank, Jr.
                                                   Assistant Secretary


                                                   WELLS FARGO BANK, N.A.


                                                   By:  /s/Michael J. Hogan
                                                   Michael J. Hogan
                                                   Senior Vice President


                                                              By:  /s/Elizabeth A. Gottfried
                                                                       Elizabeth A. Gottfried
                                                                       Vice President


                                                                   191
230
                                   Appendix A

            Funds of Wells Fargo Core Trust Covered by This Agreement


Fee of 0.15% of average daily net assets on an annual basis: except that no administration fee will be charged to the Core Trust Portfolios, so long as an administration fee is charged to the Gateway Funds of Wells Fargo Funds Trust.

----------------------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Index Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
International Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Large Company Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Managed Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Positive Return Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Small Cap Index Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Stable Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Strategic Value Bond Portfolio
----------------------------------------------------------------------------------------------------------------------




Approved by Board of Trustees:      March 26, 1999

                                CUSTODY AGREEMENT

                             WELLS FARGO CORE TRUST

         AGREEMENT, dated as of November 8, 1999, between Wells Fargo Core Trust, a business Trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201 and Norwest Bank Minnesota, N.A. (the "Custodian"), a banking association organized under the laws of the United States of America with its principal place of business at Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company;

         WHEREAS, the Trust desires to appoint the Custodian as custodian of the securities and cash of the investment portfolios ("Fund") listed in Appendix A and the Custodian is willing to act in such capacity upon the terms and conditions set forth below.

         NOW, THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:

         SECTION 1.  DEFINITIONS

         Whenever used in this Agreement, the following terms shall have the meanings specified, insofar as the context will allow.

     (a) 1940 Act: The term 1940 Act shall mean the Investment Company Act of 1940, as amended from time to time. -----------------

(b) Authorized Person: The term Authorized Person shall be deemed to include the treasurer, the controller or any other person, whether or not any such person is an Officer or employee of the Trust, duly authorized by the Board of Trustees ("Trustees") to give Oral Instructions and Written Instructions on behalf of the Fund and listed in the Certificate attached hereto as Appendix B or such other Certificate as may be received from time to time by the Custodian.

(c) Authorized Administrative Person: The term Authorized Administrative Person shall mean those persons, duly authorized by the Board of Trustees, to give Oral and Written Instructions with respect to the payment of expenses for designated Funds.

(d) Board: The term Board shall mean the Board of Trustees of the Trust.

(e) Book-Entry Account: The term Book-Entry Account shall mean an account maintained by a Federal Reserve Bank in which Book-Entry Securities are held.

(f) Book-Entry Securities: The term Book-Entry Securities shall mean securities issued by the United States Treasury and United States Federal agencies and instrumentalities that are maintained in the book-entry system maintained by a Federal Reserve Bank.

(g) Certificate: The term Certificate shall mean any notice, instruction, or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, which is actually received by the Custodian and signed on behalf of a Fund by any two Officers of the Trust.

(h) Clearing Member: The Term Clearing Member shall mean a registered broker-dealer that is a member of a national securities exchange qualified to act as a custodian for an investment company, or any broker-dealer reasonably believed by the Custodian to be such a clearing member.

(i) Depository: The term Depository shall mean The Depository Trust Company ("DTC"), Participants Trust Company ("PTC"), and any other clearing agency registered with the Securities and Exchange Commission under
         Section 17A of the Securities Exchange Act of 1934, its successor(s) and its nominee(s), provided the Custodian has received a certified copy of a resolution of the Board of Trustees specifically approving deposits in DTC, PTC or such other clearing agency. The term "Depository" shall further mean and include any person authorized to act as a depository pursuant to Section 17, Rule 17f-4 or Rule 17f-5 under the 1940 Act, its successor(s) and its nominee(s), specifically identified in a certified copy of a resolution of the Board of Trustees approving deposits therein by the Custodian.

(j) Custodian: The term Custodian shall mean the Custodian in its capacity as custodian under this Agreement.

(k) Foreign Securities: The term Foreign Securities shall mean "Foreign Securities" as that term is defined in Rule 17f-5 under the 1940 Act.

(l) Foreign Custodian: The term Foreign Custodian shall mean "Eligible Foreign Custodian" as that term is defined in Rule 17f-5 under the 1940 Act.

(m) Fund Business Day: The term Fund Business Day shall mean a day that is a business day for a Fund as defined in the Fund's --------------------------
         prospectus.

(n) Funds: The term Funds shall mean the Funds listed in Appendix A or any Fund that the Trust shall subsequently establish, provided that the Custodian may decline to act as custodian for any Fund subsequently established.

(o) Margin Account: The term Margin Account shall mean a segregated account in the name of a broker, dealer, or Clearing Member, or in the name of the Trust or a Fund for the benefit of a broker, dealer, or Clearing Member, or otherwise, in accordance with an agreement between the Trust on behalf of a Fund, the Custodian and a broker, dealer, or Clearing Member (a "Margin Account Agreement"), separate and distinct from the custody account, in which certain Securities and/or moneys of a Fund shall be deposited and withdrawn from time to time in connection with such transactions as the Fund may from time to time determine. Securities held in the Book-Entry System or the Depository shall be deemed to have been deposited in, or withdrawn from, a Margin Account upon the Custodian's effecting an appropriate entry on its books and records.

(p) Money Market Securities: The term Money Market Securities shall be deemed to include, without limitation, debt obligations issued or guaranteed as to principal and interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, certificates of deposit and bankers' acceptances, repurchase and reverse repurchase agreements with respect to the same and bank time deposits, where the purchase and sale of such securities normally requires settlement in federal funds on the same date as such purchase or sale.

(q) Officers: The term Officers shall be deemed to include the President, Vice President, the Secretary, the Treasurer, the Controller, any Assistant Secretary, any Assistant Treasurer or any other person or persons duly authorized by the Trustees of the Trust to execute any Certificate, instruction, notice or other instrument on behalf of the Fund and listed in the Certificate attached hereto as Appendix B or such other Certificate as may be received by the Custodian from time to time.

(r) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Custodian in person or by telephone, vocal telegram or other electronic means, by a person or persons reasonably believed in good faith by the Custodian to be a person or persons authorized by a resolution of the Board to give Oral Instructions on behalf of the Trust or a Fund. Each Oral Instruction shall specify whether it is applicable to the entire Trust or a specific Fund of the Trust.

(s) Reverse Repurchase Agreement: The term Reverse Repurchase Agreement shall mean an agreement pursuant to which a Fund sells Securities and agrees to repurchase such Securities at a described or specified date and price.

(t) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by the Trust.

(u) Securities Depository: The term Securities Depository shall mean a system, domestic or foreign, for the central handling of securities in which all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the securities and shall include any system for the issuance of Book-Entry Securities.

(v) Segregated Security Account: shall mean an account maintained under the terms of this Agreement as a segregated account, by recordation or otherwise, within the custody account in which certain Securities and/or other assets of a Fund shall be deposited and withdrawn from time to time in accordance with Certificates received by the Custodian in connection with such transactions as a Fund may from time to time determine.

(w) Share Certificates: The term Share Certificates shall mean the certificates for the Shares.

(x) Shareholders: The term Shareholders shall mean the registered owners from time to time of the Shares, as reflected on the share registry records of the Trust.

(y) Shares: The term Shares shall mean the shares of common stock of a Fund, each of which, in the case of a Fund having Series, is allocated to a particular Series.

(z) Sub-Custodian: The term Sub-Custodian shall mean any person selected by the Custodian under Section 20 hereof and in accordance with the requirements of the 1940 Act to custody any or all of the Securities and cash of the Trust, and shall include Foreign Sub-Custodians.

(aa)     Trust:  The term Trust shall mean Wells Fargo Funds Trust.

(bb) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Custodian in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by the Custodian to be a person or persons authorized by a resolution of the Board to give Written Instructions on behalf of the Trust or a Fund. Each Written Instruction shall specify whether it is applicable to the entire Trust or a specific Fund of the Trust.

         SECTION 2.  APPOINTMENT

         The Trust hereby appoints the Custodian as custodian of the Securities and cash of each Fund from time to time on deposit hereunder. The Securities and cash of each Fund shall be and remain the sole property of the Fund and the Custodian shall have only custody thereof. The Custodian shall hold, earmark and physically segregate for the appropriate Fund account of the Trust all non-cash property, including all Securities that are not maintained pursuant to Section 6 in a Securities Depository or Book-Entry Account. The Custodian will collect from time to time the dividends and interest of the Securities held by the Custodian.

         The Custodian shall open and maintain a separate bank or trust account or accounts in the name of the Trust and each Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Trust or a Fund. Notwithstanding the foregoing, a separate bank account may be established by the Trust to be used as a petty cash account in accordance with Rule 17f-3 under the 1940 Act and the Custodian shall have not duty or liability with regard to such account.

         Upon receipt of Written Instructions, funds held by the Custodian for a Fund may be deposited by the Custodian to its credit in the banking department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

         SECTION 3.  DELIVERY OF BOARD RESOLUTIONS

         The Trust shall, as necessary, file with the Custodian a certified copy of the operative resolution of the Board authorizing execution of Written Instructions and the number of signatories required and setting forth authentic signatures of all signatories authorized to sign on behalf of the Trust or any Fund thereof. Such resolution shall constitute conclusive evidence of the authority of all signatories designated therein to act and shall be considered in full force and effect, with the Custodian fully protected in acting in reliance thereon, until the Custodian receives a certified copy of a replacement resolution adding or deleting a person or persons authorized to give written Instructions.

         The Trust shall, as necessary, file with the Custodian a certified copy of the operative resolution of the Board authorizing the transmittal of Oral Instructions and specifying the person or persons authorized to give Oral Instructions on behalf of the Trust or any Fund. Such resolution shall constitute conclusive evidence of the authority of the person or persons designated therein to act and shall be considered in full force and effect, with the Custodian fully protected in acting in reliance therein, until the Custodian actually receives a certified copy of a replacement resolution adding or deleting a person or persons authorized to give Oral Instructions. If the officer certifying the resolution is authorized to give Oral Instructions, the certification shall also be signed by a second officer of the Trust.

         SECTION 4.  INSTRUCTIONS

         For all purposes under this Agreement, the Custodian is authorized to act upon receipt of the first of any Written or Oral Instruction it receives. If the first Instruction is an Oral Instruction, the Trust shall deliver or have delivered to the Custodian a confirmatory Written Instruction; and if the Custodian receives an Instruction, whether Written or Oral, with respect to a Securities transaction, the Trust shall cause the broker or dealer to send a written confirmation of the transaction to the Custodian. The Custodian shall be entitled to rely on the first Instruction received and, for any act or omission undertaken in compliance therewith, shall be free of liability and fully indemnified and held harmless by the Trust. The sole obligation of the Custodian with respect to any confirmatory Written Instruction or broker or dealer written confirmation shall be to make reasonable efforts to detect any discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the Trust's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error, and to the extent such action requires the Custodian to act, the Trust shall give the Custodian specific Written Instructions as to the action required.

         SECTION 5.  DEPOSIT OF TRUST ASSETS

         The Trust will initially transfer and deposit or cause to be transferred and deposited with the Custodian all of the Securities, other property and cash owned by each Fund at the time this Agreement becomes effective, provided that the Custodian shall have the right, in its sole discretion, to refuse to accept any securities or other property that are not in proper form for deposit or any reason. Such transfer and deposit shall be evidenced by appropriate schedules duly executed by the Trust on behalf of the Fund. The Trust may deposit with the Custodian additional Securities of the Funds and dividends or interest collected on such Securities as the same are acquired from time to time.

         The Trust will cause to be deposited with the Custodian from time to time (i) the net proceeds of Securities sold, (ii) the applicable net asset value of Shares sold, whether representing initial issue or any other securities and (iii) cash as may be acquired. Deposits with respect to sales of Shares shall be accompanied by Written or Oral Instructions stating the amount to be deposited with the Custodian and registration instructions.

         SECTION 6.  DEPOSIT OF TRUST ASSETS WITH THIRD PARTIES

         The Trust hereby authorizes the Custodian to deposit assets of the Funds as follows:

         (a) With the Custodian or any other bank licensed and regularly examined by the United States or any state thereof assets held in the Option Account created pursuant to Section 13(b).

         (b) In the Custodian or Sub-Custodian's account(s) with any Securities Depository as the Trust shall permit by Written or Oral Instruction.

         (c) Book-Entry Securities belonging to a Fund in a Book-Entry Account maintained for the Custodian.

         So long as any deposit referred to in (b) or (c) above is maintained for a Fund, the Custodian shall: (i) deposit the Securities in an account that includes only assets held by the Custodian for customers; (ii) send the Trust a confirmation (i.e., an advice of notice of transaction) of any transfers of the Trust or a Fund to or from the account; (iii) with respect to Securities of a Fund transferred to the account, identify as belonging to the Fund a quantity of securities in a fungible bulk of securities that are registered in the name of the Custodian or its nominee, or credited to the Custodian's account on the books of a Securities Depository or the Custodian's agent; (iv) promptly send to the Trust all reports it receives from the appropriate Federal Reserve Bank or Securities Depository on its respective system of internal accounting control; and (v) send to the Trust such reports of the systems of internal accounting control of the Custodian and its agents through which Securities are deposited as are available and as the Trust may reasonably request from time to time.

         The Custodian shall be liable to the Trust or affected Fund for any loss or damage to the Trust or the Fund resulting from the negligence (including failure to act), fault or willful misconduct of the Custodian, its agents or employees in selecting a Securities Depository or Book-Entry Account. The Custodian shall not waive any rights it may have against a Securities Depository or Federal Reserve Bank. The Trust on behalf of the affected Fund may elect to be subrogated to the rights of the Custodian against the Securities Depository or Federal Reserve Bank or any other person with respect to any claim that the Custodian may have as a consequence of any such loss or damage, if and to the extent that the Trust or the affected Fund has not been made whole for any such loss or damage.

         SECTION 7.  REGISTRATION OF SECURITIES

         The Securities held by the Custodian, unless payable to bearer or maintained in a Securities Depository or Book-Entry Account pursuant to Section 6, shall be registered in the name of the Custodian or in the name of its nominee, or if directed by Written Instructions, in the name of the Fund or its nominee. In the event that any Securities are registered in the name of the Fund or its nominee, the Trust on behalf of the Fund will endorse, or cause to be endorsed, to the Custodian dividend and interest checks, or will issue appropriate orders to the issuers of the Securities to pay dividends and interest to the Custodian. Securities, excepting bearer securities, delivered from time to time to the Custodian shall, in all cases, be in due form for transfer, or registered as above provided.

         SECTION 8.  DISBURSEMENTS OF CASH

         The Custodian is hereby authorized and directed to disburse cash to or from a Fund from time to time as follows:

         (a) For the purchase of Securities by the Fund, upon receipt by the Custodian of (i) Written or Oral Instructions specifying the Securities and stating the purchase price and the name of the broker, investment banker or other party to or upon whose order the purchase price is to be paid and (ii) either the Securities so purchased, in due form for transfer or already registered as provided in Section 7, or notification by a Securities Depository or a Federal Reserve Bank that the Securities have been credited to the Custodian's account with the Securities Depository or Federal Reserve Bank.

         (b) For transferring funds, including mark-to-the-market payments, in connection with a repurchase agreement covering Securities that have been received by the Custodian as provided in subsection (a) above, upon receipt by the Custodian of (i) Written or Oral Instruction specifying the Securities, the purchase price and the party to whom the purchase price is to be paid and (ii) written agreement to repurchase the Securities from the Fund.

         (c) For transferring funds to a duly-designated redemption paying agent to redeem or repurchase Shares, upon receipt of (i) either Share Certificates in due form for transfer, or proper processing of Shares for which no Share Certificates are outstanding and (ii) Written or Oral Instructions stating the applicable redemption price.

         (d) For exercising warrants and rights received upon the Securities, upon timely receipt of Written or Oral Instructions authorizing the exercise of such warrants and rights and stating the consideration to be paid.

         (e) For repaying, in whole or in part, any loan of a Fund, or returning cash collateral for Securities loaned by a Fund, upon receipt of Written or Oral Instructions directing payment and stating the Securities, if any, to be received against payment.

         (f) For paying over to a duly-designated dividend disbursing agent such amounts as may be stated in Written or Oral Instructions as the Fund deems appropriate to include in dividends or distributions declared on the Shares.

         (g) For paying or reimbursing the Fund for other corporate expenditures, upon receipt of Written or Oral Instructions stating that such expenditures are or were authorized by resolution of the Board and specifying the amount of payment, the purposes for which such payment is to be made, and the person or persons to whom payment is to be made.

         (h) For transferring funds to any Sub-Custodian, upon receipt of Written or Oral Instructions and upon agreement by the Custodian.

         (i) To advance or pay out accrued interest on bonds purchased, dividends on stocks sold and similar items.

         (j) To pay proper compensation and expenses of the Custodian.

         (k) To pay, or provide the Fund with money to pay, taxes, upon receipt of appropriate Written or Oral Instructions.

         (l) To transfer funds to a separate checking account maintained by the Trust on behalf of a Fund.

         (m) To pay interest, management or supervisory fees, administration, dividend and transfer agency fees and costs, compensation of personnel and operating expenses, including but not limited to fees for legal, accounting and auditing services.

         Before making any payments or disbursements, however, the Custodian shall receive, and may conclusively rely upon, Written or Oral Instructions requesting such payment or disbursement and stating that it is for one or more or the purposes enumerated above. Notwithstanding the foregoing, the Custodian may disburse cash for other corporate purposes; provided, however, that such disbursement maybe made only upon receipt of Written or Oral Instructions stating that such disbursement was authorized by resolution of the Board.

         SECTION 9.  DELIVERY OF SECURITIES

         The Custodian is hereby authorized and directed to deliver Securities of the Funds from time to time as follows:

         (a) For completing  sales of Securities sold by a Fund, upon receipt of
(i) Written or Oral Instructions specifying the Securities sold, the amount to be received and the broker, investment banker or other party to or upon whose order the Securities are to be delivered and (ii) the net proceeds of sale; provided, however, that the Custodian may accept payment in connection with the sale of Book-Entry Securities and Securities on deposit with a Securities Depository by means of a credit in the appropriate amount to the account described in Section 6(b) or (c) above.

         (b) For exchanging Securities for other Securities (and cash, if applicable), upon timely receipt of (i) Written or Oral Instructions stating the Securities to be exchanged, cash to be received and the manner in which the exchange is to be made and (ii) the other Securities (and cash, if applicable) as specified in the Written or Oral Instructions.

         (c) For exchanging or converting Securities pursuant to their terms or pursuant to any plan of conversion, consolidation, recapitalization, reorganization, re-adjustment or otherwise, upon timely receipt of (i) Written or Oral Instructions authorizing such exchange or conversion and stating the manner in which such exchange or conversion is to be made and (ii) the Securities, certificates of deposit, interim receipts, and/or cash to be received as specified in the Written or Oral Instructions.

         (d) For presenting for payment Securities that have matured or have been called for redemption;

         (e) For delivering Securities upon redemption of Shares in kind, upon receipt of (i) Share Certificates in due form for transfer, or proper processing of Shares for which no Share Certificates are outstanding and (ii) appropriate Written or Oral Instructions.

         (f) For depositing with the lender Securities to be held as collateral for a loan to a Fund or depositing with a borrower Securities to be loaned by a Fund, (i) upon receipt of Written or Oral Instructions directing delivery to the lender or borrower and suitable collateral, if Securities are loaned or (ii) pursuant to the terms of a separate securities lending agreement.

         (g) For complying with a repurchase agreement, upon receipt of Written or Oral Instructions stating (i) the securities to be delivered and the payment to be received and (ii) payment.

         (h) For depositing with a depository agent in connection with a tender or other similar offer to purchase Securities of a Fund, upon receipt of Written or Oral Instructions.

         (i) For depositing Securities with the issuer thereof, or its agents, for the purpose of transferring such Securities into the name of a Fund, the Custodian or any nominee of either in accordance with Section 7.

         (j) For other proper corporate purposes; provided, that the Custodian shall receive Written or Oral Instructions requesting such delivery.

         (k) Notwithstanding the foregoing, the Custodian may, without Written or Oral Instructions, surrender and exchange Securities for other Securities in connection with any reorganization, recapitalization, or similar transaction in which the owner of the Securities is not given an option; provided, however, that the Custodian has no responsibility to effect any such exchange unless it has received actual notice of the event permitting or requiring such exchange. To facilitate any such exchange, the Custodian is authorized to surrender against payment maturing obligations and obligations called for redemption and to effectuate the exchange in accordance with customary practices and procedures established in the market for exchanges.

         SECTION 10.  BORROWINGS

         The Fund will cause any person (including the Custodian) from which it borrows money using Securities as collateral to deliver to the Custodian a notice of undertaking in the form currently employed by the lender setting forth the amount that the lender will loan to the Trust against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian Written or Oral Instructions for each loan, stating (i) the name of the lender, (ii) the amount and terms of the loan, which terms may be specified by incorporating by reference an attached promissory note or loan agreement duly endorsed by the Trust on behalf of the Fund, (iii) the time and date, if known, on which the loan will be consummated (the "borrowing date"), (iv) the date on which the loan becomes due and payable, (v) the total amount payable to the Fund on the borrowing date, (vi) the market value of Securities to be delivered as collateral for such loan and (vii) the name of the issuer, the title and the number of shares or principal amount of the Securities to be delivered as collateral. The Custodian shall deliver on the borrowing date such specified collateral and the executed promissory note, if any, and receive from the lender the total amount of the loan proceeds; provided, however, that no delivery of Securities shall occur if the amount of loan proceeds does not conform to the amount set forth in the Written or Oral Instructions, or if such Instruction do not contain the requirements of (vii) above. The Custodian may, at the option of the lender, keep such collateral in its possession; provided such collateral is subject to all rights given the lender by any promissory note or loan agreement executed by the Trust on behalf of a Fund.

         The Custodian shall deliver, from time to time, any Securities required as additional collateral for any transaction described in this Section, upon receipt of Written or Oral Instructions. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian.
         SECTION 11.  INDEBTEDNESS TO CUSTODIAN

         If, in its sole discretion, the Custodian advances funds to a Fund to pay for the purchase of Securities, to cover an overdraft of the Fund's account with the Custodian, or to pay any other indebtedness to the Custodian, the Fund's indebtedness shall be deemed to be a loan by the Custodian to the Fund, payable on demand and bearing interest at the rate specified in the separate Overdraft and Compensating Balances Procedures; provided, however, that the Custodian shall give the Fund notice of any such advance that exceeds five percent of the value of the Securities and cash held by the Custodian at the time of the advance. The Fund hereby agrees that the Custodian shall have a continuing lien and security interest, to the extent of any such overdraft or indebtedness, in any property then held by the Custodian or its agents for the benefit of the Fund, or in which the Fund may have an interest. The Fund authorizes the Custodian, in its sole discretion at any time, to charge any such overdraft or indebtedness, together with interest due thereon, against any balance then credited to the Fund on the Custodian's books. Under no circumstances will one Fund be liable for the indebtedness of another Fund.

         SECTION 12.  COMPENSATING BALANCES

         The Custodian may compensate a Fund for any interest earned by the Custodian on uninvested cash balances maintained in a Fund's account pursuant to the Overdraft and Compensating Balances Procedures. The Custodian shall maintain records, or provide the Fund with such records, sufficient to identify payments made pursuant to this section, and the uninvested cash balance and interest earned on such balance that prompted the compensating balances payment.

         SECTION 13.  SECURITIES LOANS

         The Custodian may from time to time lend securities of a Fund in accordance with and pursuant to a separate securities lending agreement.

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         SECTION 14.  OPTIONS, FUTURES CONTRACTS AND SEGREGATED                                             ACCOUNTS

         The Custodian's responsibilities regarding option contracts will be governed by the following sub-paragraphs:

         (a)      Options.

              (i) Upon receipt of Written or Oral Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (A) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option; (B) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities
(either physically or by book-entry in a Securities Depository) subject to the covered call option written on behalf of the Funds; and (C) pay, release and/or transfer such securities, cash or other assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation
(the "OCC"), the Securities or Options Exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

              (ii) Upon receipt of instructions  relating to the sale of a naked option (including stock index and commodity  options),  the Custodian,  the Fund and the broker-dealer  shall enter into an agreement to comply with the rules of
the  OCC  or  of  any  registered   national   securities  exchange  or  similar
organizations(s).   Pursuant  to  that   agreement   and  any  Written  or  Oral
Instructions, the Custodian shall: (A) receive and retain confirmations or other documents,  if any,  evidencing  the  writing of the  option;  (B)  deposit  and maintain in a segregated  account Securities (either physically or by book-entry in a Securities Depository cash and/or other assets; and (C) pay, release and/or transfer  such  Securities,  cash or other  assets in  accordance  with any such
agreement  and  with  any  notices  or  other   communications   evidencing  the
expiration,  termination  or exercise of such option which are  furnished to the
Custodian by the OCC, the Securities or Options  Exchanges on which such options were traded, or such other  organization as may be responsible for handling such option transactions.  The Custodian shall not be responsible for determining the quality and quantity of assets held in any  segregated  account  established  in compliance with applicable margin  maintenance  requirements and the performance of other terms of any option contract.

         (b) Futures  Contracts.  Upon receipt of Written or Oral  Instructions, the custodian shall enter into a futures margin  procedural  agreement among the
Fund,  the  Custodian  and  the  designated  futures   commission   merchant  (a
"Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (A)
receive and retain  confirmations,  if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by a Series; (B) deposit and maintain in a segregated account cash, Securities and/or other assets designated as initial,  maintenance or variation  "margin"  deposits intended to secure the
Funds'  performance of its obligations under any futures contracts  purchased or sold, or any options on futures  contracts  written by the Funds,  in accordance with the  provisions  of any  Procedural  Agreement  designed to comply with the provisions  of the Commodity  Futures  Trading  Commission  and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s),  regarding  such margin  deposits;  and (C) release assets from and/or  transfer  assets into such margin  accounts only in accordance  with any
such  Procedural  Agreements.   The  Custodian  shall  not  be  responsible  for
determining the type and amount of assets held in the segregated account or paid
to  the   broker-dealer  in  compliance  with  applicable   margin   maintenance
requirements  and the performance of any futures contract or option on a futures contract in accordance with its terms.

         (c) Segregated Accounts.  Upon receipt of Written or Oral Instructions, the Custodian shall establish and maintain on its books a segregated  account or accounts for and on behalf of the Funds,  into which  account or accounts may be transferred  assets  of  each  Fund,  including  Securities  maintained  by  the
Custodian in a Securities Depository,  said account or accounts to be maintained
(i) for the purpose of  compliance by the Fund with the  procedures  required by
SEC 1940 Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered  investment companies or
(ii) for such other  purposes as may be set forth,  from time to time in Written
or  Oral   Instructions.   The  Custodian  shall  not  be  responsible  for  the
determination  of the type or  amount  of  assets  to be held in any  segregated account referred to in this paragraph.

         SECTION 15.  EXERCISE OF POWERS WITH RESPECT TO SECURITIES

         The Custodian assumes no duty, obligation or responsibility whatsoever to exercise any voting or consent powers with respect to the Securities held by it from time to time hereunder. The Fund or such persons as it may designate shall have the right to vote, consent or otherwise act with respect to Securities. The Custodian will exercise its best efforts (as defined in Section
16) to furnish to the Fund in a timely manner all proxies or other appropriate authorizations with respect to Securities registered in the name of the Custodian or its nominee, so that the Fund or its designee may vote, consent or otherwise act.

         SECTION 16.  COMPENSATION

         (a) Each Fund agrees to pay to the Custodian compensation for its services as set forth in Appendix B hereto, or as shall be set forth in written amendments to Appendix B approved by the Fund and the Custodian from time to time.

         (b) The Fund shall pay all fees and expenses of any Sub-Custodian approved by the Fund.

         SECTION 17.  CORPORATE ACTIVITY

         The Custodian will exercise its best efforts to forward to the Fund in a timely manner all notices of shareholder meetings, proxy statements, annual reports, conversion notices, call notices, or other notices or written materials of any kind (excluding share certificates and dividend, principal and interest payments) sent to the Custodian as registered owner of Securities. Best efforts as used in this Agreement shall mean the efforts reasonably believed in good faith by the Custodian to be adequate in the circumstances.

         Upon receipt of warrants or rights issued in connection with the assets of a Fund, the Custodian shall enter into its ledgers appropriate notations indicating such receipt and shall notify the Fund of such receipt. However, the Custodian shall have no obligation to take any other action with respect to such warrants or rights, except as directed in Written or Oral Instructions.

         Custodian shall take all reasonable actions, as agreed to by the Trust and the Custodian, to assist the Trust in obtaining from year to year favorable opinions from the Trust's independent auditors with respect to the Custodian's activities hereunder.

         SECTION 18.  RECORDS

         The Custodian acknowledges and agrees that all books and records maintained for the Trust or a Fund in any capacity under this Agreement are the property of the Trust and may be inspected by the Trust or any authorized regulatory agency at any reasonable time. Upon request all such books and records will be surrendered promptly to the Trust. The Custodian agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the 1940 Act any records related to services provided under this Agreement and required to be maintained by Rule 31a-1 under the 1940 Act.

         SECTION 19.  LIABILITY

         The Custodian  assumes only the usual duties and  obligations  normally
performed  by  custodians  of  open-end  investment  companies.   The  Custodian
specifically  assumes  no  responsibility  for  the  management,  investment  or reinvestment of the Securities from time to time owned by the Funds,  whether or not  on  deposit  hereunder.  The  Custodian  assumes  no  duty,  obligation  or responsibility  whatsoever  with respect to Securities  not  deposited  with the
Custodian.

         The Custodian may rely upon the advice of counsel, who may be counsel for the Trust or for the Custodian, and upon statements of accountants, brokers or other persons believed by the Custodian in good faith to be expert in the matters upon which they are consulted. The Custodian shall not be liable for any action taken in good faith reliance upon such advice or statements. The
Custodian shall not be liable for action taken in good faith in accordance with any Written or Oral Instructions, request or advice of the Trust or its officers, or information furnished by the Trust or its officers. The Custodian shall not be liable for any non-negligent action taken in good faith and reasonably believed by it to be within the powers conferred upon it by this Agreement.

         No liability of any kind, other than to the Trust or affected Fund, shall attach to the Custodian by reason of its custody of the Securities and cash held by the Custodian hereunder or otherwise as a result of its custodianship. In the event that any claim shall be made against the Custodian, it shall have the right to pay the claim and reimburse itself from the assets of the Fund; provided, however, that no such reimbursement shall occur unless the Fund is notified of the claim and is afforded an opportunity to contest or defend the claim, if it so elects. A Fund agrees to indemnify and hold the Custodian harmless for any loss, claim, damage or expense arising out of the custodian relationship under this Agreement; provided such loss, claim, damage or expense is not the direct result of the Custodian's negligence or willful misconduct.

         SECTION 20.  TAXES

         The Custodian shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed upon the Securities held by it hereunder, or upon the income therefrom. Upon Written or Oral Instruction, the Custodian may pay any such tax, assessment or charge and reimburse itself out of the monies of the Fund or the Securities held hereunder.


         SECTION 21.  FOREIGN SECURITIES

         The Custodian shall be authorized to provide services as an eligible foreign custodian and act as a foreign custody manager, as those terms are defined in Rule 17f-5 under the 1940 Act, as amended. The Custodian shall not be responsible for acting as a foreign custody manager unless and until the Custodian accepts such delegation of responsibility pursuant to a separate
Delegation Agreement, approved by the Board of Trustees, that describes the Custodian's duties as a foreign custody manager and identifies the Funds for which the Custodian will so act.

         SECTION 22.  SUB-CUSTODIANS

         (a) The Custodian may from time to time request  appointment  of one or more  Sub-Custodians.  Upon receipt of Written or Oral Instructions  authorizing
the  use  of  a   Sub-Custodian,   the  Custodian  shall  appoint  one  or  more
Sub-Custodians  or Foreign  Sub-Custodians  of Securities  and cash owned by the
Trust from time to time.

         (b) The Custodian shall have no liability to the Trust by reason of any act or omission of any Sub-Custodian  approved by the Trust, and the Trust shall indemnify  the  Custodian  and hold it  harmless  from and  against  any and all actions, suits, claims, losses, damages, costs, charges, counsel fees, payments, expenses and liabilities  arising directly or indirectly out of or in connection with the performance of any  Sub-Custodian  approved by the Trust. The Custodian assigns to the Trust any and all  claims for any  losses,  costs,  expenses,  or damages  that may be  incurred by the Trust by reason of the  negligence,  gross negligence  or  misconduct  of any  Sub-Custodian  approved by the Trust,  or by reason of the  failure of a  Sub-Custodian  approved  by the Trust to perform in
accordance  with  any  applicable  agreement,   including  instructions  of  the
Custodian.  The Custodian shall be under no obligation to prosecute or to defend any action, suit or claim arising out of, or in connection with, the performance of  any  Sub-Custodian  approved  by  the  Trust,  if,  in  the  opinion  of the
Custodian's  counsel,  such  action will  involve  expense or  liability  to the
Custodian.   The  Trust  shall,   upon  request,   furnish  the  Custodian  with
satisfactory  indemnity  against such expense or liability,  and upon request of the Custodian, the Trust shall assume the entire defense of any action, suit, or claim subject to the foregoing indemnity.

         With respect to each Sub-Custodian not approved by the Trust, the Custodian shall be liable to the Trust for any loss which shall occur as a result of the failure of the Sub-Custodian to exercise reasonable care with respect to the safekeeping of assets to the same extent that the Custodian would be liable to the Trust if the Custodian were holding such assets in its own premises. The Custodian shall be liable to the Trust under this paragraph only to the extent of the Trust's direct damages, to be determined based on the market value of the assets which are subject to loss and without reference to any special conditions or circumstances.



         SECTION 22.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement may be executed in more than one counterpart, each of which shall be deemed to be an original, and shall become effective on the date hereof. This Agreement shall remain in effect for a period of one year from the date of its effectiveness and shall continue in effect for successive twelve-month periods; provided that such continuance is specifically approved at least annually by the Board and by a majority of the Trustees who are not parties to this Agreement or interested persons of any such party.

         (b) This Agreement may be terminated by either party upon notice to the other. The termination shall become effective at the time specified in the notice but no earlier than sixty (60) days after the date of the notice. Upon notice of termination, the Trust shall use its best efforts to obtain a successor custodian. If a successor custodian is not appointed within ninety
(90) days after the date of the notice of termination, the Board shall, by resolution, designate the Trust as its own custodian. Each successor custodian shall be a person qualified to serve under the 1940 Act. Promptly following receipt of written notice from the Trust of the appointment of a successor custodian and receipt of Written or Oral Instructions, the Custodian shall deliver all Securities and cash it then holds directly to the successor custodian and shall, upon request of the Trust and the successor custodian and upon payment of the Custodian's reasonable charges and disbursements, (i) execute and deliver to the successor custodian an instrument approved by the successor custodian's counsel transferring to the successor custodian all the rights, duties and obligations of the Custodian, (ii) transfer to the successor custodian the originals or copies of all books and records maintained by the Custodian hereunder and (iii) cooperate with, and provide reasonable assistance to, the successor custodian in the establishment of the books and records necessary to carry out the successor custodian's responsibilities hereunder.
Upon delivery of the Securities and other assets of the Trust and compliance with the other requirements of this Section 21, the Custodian shall have no further duty or liability hereunder. Every successor custodian appointed hereunder shall execute and deliver an appropriate written acceptance of its appointment and shall thereupon become vested with the rights, duties and obligations of the predecessor custodian.

         SECTION 23.  REQUIRED PERFORMANCE ON FUND BUSINESS DAYS

         Nothing contained in this Agreement is intended to or shall require the Custodian, in any capacity hereunder, to perform any functions or duties on any day other than a Fund Business Day. Functions or duties normally scheduled to be performed on any day which is not a Fund Business Day shall be performed on, and as of, the next Fund Business Day unless otherwise required by law.

         SECTION 24.  MISCELLANEOUS

         (a) This Agreement shall extend to and bind the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of the Custodian, or by the Custodian without the written consent of the Trust.
Notwithstanding the foregoing, either party may assign this Agreement without the consent of the other party so long as the assignee is an affiliate, parent or subsidiary of the assigning party and the assignee of the Custodian is qualified to serve as custodian under the 1940 Act.

         (b) This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

         (c) The captions inserted herein are for convenience of reference and shall not affect, in any way, the meaning or interpretation of this Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.


                                                     WELLS FARGO CORE TRUST


                                                     By:  /s/
                                                           Richard H. Blank, Jr.
                                                           Assistant Secretary


                                                     NORWEST BANK MINNESOTA, N.A.


                                                     By: /s/
                                                           Jay Kiedrowski
                            Executive Vice President


                                CUSTODY AGREEMENT

                             Wells Fargo Core Trust
                                   Appendix A


For its custodial services, the Custodian shall receive a fee, with respect to each Portfolio, except the International Portfolio and the International Equity Portfolio, listed below, of 0.02% of the average daily net assets of each such Fund. The anticipated custodial fee for the International Portfolio and the International Portfolio is 0.25%, on an annualized basis.

            Funds of Wells Fargo Core Trust Covered by This Agreement

----------------------------------------------------------------------------------------------------------------------
                                            Disciplined Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                   Index Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                               Equity Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           International Equity Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                               International Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           Large Company Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           Managed Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           Positive Return Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                              Small Cap Index Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                              Small Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           Small Company Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                            Small Company Value Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                               Stable Income Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                           Strategic Value Bond Portfolio
----------------------------------------------------------------------------------------------------------------------




Approved by the Board of Trustees:  March 26, 1999
As Amended:                                 August 19, 1999


                             WELLS FARGO CORE TRUST

                          SECURITIES LENDING AGREEMENT

         This Agreement, made as of the 8th day of November, 1999, by and among Wells Fargo Core Trust (the "Trust") on behalf of its funds now existing or hereafter created (the "Funds"), Wells Fargo Bank, N.A., as adviser for the Funds ("Wells Fargo") and Norwest Bank Minnesota, N.A., as custodian for the
Funds (the "Custodian").

         WHEREAS,  the Custodian has  established a securities  lending  program
(the "Program") to permit its retirement plan, trust and custody clients to loan securities;

         WHEREAS, the Funds listed in Exhibit A desire to participate in the Program and the Board of Trustees having approved their participation in the Program; and

         NOW, THEREFORE, the parties hereto agree as follows:
1.       Adviser's Activities

              As investment adviser to the Funds,  Wells Fargo's  responsibility with respect to securities  lending activities shall be to perform or supervise the  performance  by  sub-advisers  or, to the extent delegated by this  Agreement,  the Custodian,  in accordance  with securities lending guidelines approved by the Board of Trustees of the Trust (the "Guidelines"), of the following:
a.       To negotiate or approve the terms and conditions of securities loans entered into by the Funds.
b.       To evaluate the creditworthiness of and select borrowers (the "Borrowers").
c. To invest any cash collateral received from the Borrowers or obtained through repurchase transactions with respect to non-cash
                  collateral received from the Borrowers.
d.                To identify to the Custodian  securities in the Funds that are eligible to be loaned  under the Program and  securities  that are not eligible to be loaned.
e.       To provide to the Custodian a schedule of permitted lending rates.
f.       To update all such information as necessary in consultation with the Custodian.
2.       Delegation of Authority

              Wells Fargo hereby delegates to the Custodian the administration of the Funds' securities lending activities, subject to the monitoring and supervision of Wells Fargo and/or the appropriate sub-advisers (the "Advisers"), and the Custodian hereby accepts such delegation. Pursuant to this delegation of authority:
a. The Custodian may only enter into loans on terms and conditions approved by the Advisers (the "Securities Loan Agreement"). b. The Custodian may only enter into loans with entities whose creditworthiness have been evaluated by the Advisers and who have been approved by the Advisers to act as Borrowers.
c. The Custodian may only invest cash collateral received from the Borrowers or obtained through repurchase arrangements with respect to non-cash collateral in securities specified by the Adviser in writing, as provided to the Custodian from time to time.
d. The Advisers retain full discretion and power to prevent any loan from being made or to instruct the Custodian to terminate any loan once made.
3.       Custodian's Activities

              For the  compensation  described  below and in accordance with the
              Guidelines,  and subject to the direction and  supervision  of the
              Advisers, the Custodian undertakes the following:
a.                To enter into a Securities  Loan  Agreement with each Borrower setting forth the general terms governing loans made under the
                  Program.
b.                To open an account (the "Account") for each Fund participating in the  Program.  Each loan made will be made on behalf of and solely for the benefit of an Account.
c.                To implement loans consistent with its delegated authority and with the Funds' prospectuses directly or through a finder, for a minimum  of one day but  within the term as set forth in the
                  Guidelines,  retaining  the power to terminate the loan at any time unless otherwise agreed with the Funds.
d.                To  require  each loan when made to be  collateralized  in the amount of 102% of the market value of any domestic  securities loaned  or  105%  of the  market  value  of any  international securities loaned, as the case may be, and accrued interest.
e.                To mark each loaned security to market daily using the closing valuation as of the prior  business day. The  Custodian  shall use a pricing  service  to  obtain  market  valuation.  If the market  value  of the  given  collateral  falls to 100% of the market value of the loaned security plus accrued interest, the
                  Custodian  shall  request   additional   collateral  from  the
                  Borrower to bring the  collateralization  back to 102% for any domestic  securities  loaned  or 105%  for  any  international securities  loaned.  Collateral  in excess of 102% or 105%, as the  case  may  be,  will  be  returned  to  the  Borrower  if requested.
f.                To receive and take  possession  of  collateral in the form of cash,  government  securities  (as  defined in the  Investment
                  Company  Act of 1940  (the  "Act")),  irrevocable  letters  of credit  issued  by  certain  approved  banks,  or  such  other collateral as may be permitted by the  Securities and Exchange
                  Commission  (the  "Commission")  or its  staff.  To the extent permitted  under the Act, and as  interpreted  by the staff of the Commission or pursuant to any exemptive order  thereunder, cash  received  from all loans from Accounts may be commingled for  investment  purposes.  Such cash may be invested  only in securities  approved  in  writing  by the  Advisers  that  are permissible investments for each Fund.
g.                Normally,  securities loaned and cash or government securities transferred  as  collateral  will  be  processed,  similar  to security  purchases and sales,  through the  Depository  Trust
                  Company  or a Federal  Reserve  Bank or any other  appropriate clearing organization (the "Clearing Organization").
4.       Allocation of Security Loans Among Participants

              The Custodian maintains a list of securities available for lending through the Program,  including  available  Fund  securities.  The
              Custodian  will use  reasonable  efforts to  allocate  loans among participants  in  the  Program  in a  way  that  is  fair  to  all participants, including the Funds. As a result of this allocation, the  Funds  understand  that  a  single  Borrower  may  be  lent a significant  portion,  or all, of the Funds' securities  available
              for  lending.   The  Funds  also  understand  that  other  Program
              participants  may absorb all demand for particular  securities and that the Funds'  securities may not be loaned even where identical securities  are  being  loaned  by the  Custodian  as  part of the
              Program on behalf of other participants.
5.       Termination of Any Security Loan

              A loan may be  terminated  by the Custodian or the Borrower at any time pursuant to the Securities Loan Agreement  covering the loan.
              The  Advisers may request the  Custodian to terminate  any loan of securities for any reason at any time. Upon such loan termination, the  Custodian  will take  delivery or receive  through a Clearing
              Organization  the  securities to be returned.  The Custodian  will
              return  to  the   Borrower   directly  or  through  the   Clearing
              Organization the collateral securing the loan. The Securities Loan
              Agreement  will provide for the return of corporate  securities no later  than the third  business  day  following  loan  termination notice and, in the case of  government  securities,  no later than
              the  next  business  day  following   loan   termination   notice.
              Notwithstanding   the   foregoing,   the  Custodian  will  have  a
              reasonable  time after  receiving the Advisers'  loan  termination
              request  to  liquidate  cash  collateral   investments   prior  to
              terminating the loan.
6.       Portfolio Investment Activity and Corporate Actions in Regard to Loaned Securities

              The Funds'  Accounts  are  entitled to all cash  dividends,  stock
              dividends,  stock  splits,  rights  of  distribution,   conversion
              privileges,  tender and  exchange  offers,  and similar  corporate actions with respect to any loaned securities as if the securities had not been loaned. During any period when securities are loaned, the Funds waive their right to vote such securities. The Funds may
              regain  the  right  to  vote   securities   by  causing  a  timely
              termination  of a loan in advance of the record  date  established for determining stockholder entitlement to vote. Any securities of the portfolio  that are on loan may be sold by the Advisers at any time. Upon receipt by the Custodian of notice from the Advisers of any sale, the Custodian will initiate action to terminate the loan of the  securities  sold.  If such  notice is not  received by the
              Custodian,  the Custodian  assumes no liability for the failure of the transaction to settle on contractual settlement date.
7.       Recordkeeping and Reporting

              The Custodian will monitor daily the value of the loaned security and the collateral. The Custodian will provide recordkeeping and accounting services necessary for the operation of the Program.
              The Custodian will keep security loan records separate from the Funds' custodial or fiduciary portfolio records. The Custodian will credit income from each loan to the Funds' Accounts at least once a month. The Custodian will provide the Advisers with a detailed monthly report, which shall include all loan activity, Borrowers to whom loans were made, and income earned. The
              Custodian will also provide the Advisers with a list of each Fund's securities lending positions on a daily basis and will provide such other reports as the Advisers or the Board of Trustees of the Trust may reasonably request.
8.       Fees

              In acting as Custodian for the Funds, the Custodian will receive a transaction-based charge for every securities movement in the Account associated with each loan (the "Transaction Charge"). The
              Transaction Charge will be in the amounts shown on Exhibit A to this Agreement, provided that, on a monthly basis, the aggregate
              Transaction Charge shall not exceed 40% of the Account Revenues, as defined below. Total Transaction Charges will be determined and charged monthly. As of the effective date of this Agreement, an exemptive order (the "Order") is being sought from the Commission, which would permit the Custodian to receive a percentage of the Account Revenues. As used herein, "Account Revenues" means all revenue, in the form of (a) earnings on the investment of cash collateral provided by a Borrower in connection with a loan from an Account through the Program, net of any agreed-upon amount payable to the Borrower out of such earnings, or (b) separate lending fees payable by a Borrower when the collateral provided by the Borrower is in the form of letters of credit or government securities, in each case net of expenses. Until the Order is obtained, and all conditions of the Order have been satisfied, the Funds will retain all Account Revenues. After the Order is obtained, and all conditions of the Order have been satisfied, the Funds will receive 60% of the Account Revenues, and the Custodian will receive the remaining 40% of the Account Revenues in lieu of the Transaction Charge. Account Revenues will be calculated and credited monthly.
9.       Risk of Loss

              The Funds assume all risk of loss arising out of Borrower defaults
              on  return  of  lent   securities,   collateral   deficiencies  or
              collateral  investment loss,  provided the terms and conditions of this  Agreement  and the  Guidelines  have  been  observed  by the
              Custodian.  If  the  Borrower  defaults  on the  return  of a lent security,  in accordance with the Securities  Loan Agreement,  the
              Funds or the  Custodian,  if authorized,  may purchase  securities identical to the lent securities (or their equivalent in the event of reorganization, recapitalization or merger of the issuer of the borrowed  security) and may apply the collateral to the payment of the  purchase  price,  expenses  and other  obligations  under the
              Securities Loan Agreement.  The Custodian assumes all risk of loss arising out of  negligent  operation of its Program or any failure by it to observe the terms and conditions of this Agreement or the
              Guidelines.
10.      Termination

              This Agreement may be terminated at any time by any party upon 60 days' written notice to the others. Upon mutual agreement, the parties may waive all or part of the notice period. The Custodian will terminate all loans from the Funds' Accounts in accordance with the Security Loan Agreement in time for lent securities to be returned to the Funds prior to the effective date of any such termination.
11.      Construction

              Each Fund shall be deemed to have entered into this Agreement severally and not jointly, and the provisions of this Agreement shall be construed accordingly. Each reference hereunder to the Funds or a Fund shall be deemed a separate reference solely to the Fund to which a particular loan under this Agreement relates.
              Under no circumstances shall the rights, obligations or remedies hereunder with respect to a particular Fund constitute a right, obligation or remedy applicable to any other Fund. In particular, and without otherwise limiting the scope of this Section: (i) the collateral and mark to market requirements specified in Section 3 of this Agreement shall be calculated separately based solely upon the loans entered into by each Fund; and (ii) the Custodian shall have no right to set off claims against or amounts owed by one
              Fund by applying property of another Fund.
12.      Notices

              Notice to the Funds shall be directed and mailed as follows:


                           Wells Fargo Core Trust
                           111 Center Street, Suite 300
                           Little Rock, AR 72201
                           Attn:  Richard H. Blank, Jr.

                           With a copy to:

                           Morrison & Foerster LLP
                           2000 Pennsylvania Avenue, N.W., #5500
                           Washington, DC 20006
                           Attn:  Marco E. Adelfio

              Notice to the Advisers shall be directed and mailed as follows:

                           Wells Fargo Bank, N.A.
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105
                           Attn:  Michael J. Hogan

                           With a copy to:

                           Wells Fargo Bank, N.A.
                           633 Folsom Street, 7th Floor
                           San Francisco, CA 94107
                           Attn:  C. David Messman

              Notice to the Custodian shall be directed and mailed as follows:

                           Norwest Bank Minnesota, N.A.
                           Investment Management & Trust- Securities Lending
                           Norwest Center
                           Sixth Street and Marquette Avenue
                           Minneapolis, MN 55479-0029
                           Attn:  Robert G. Smith
13.      Section Headings

              The headings of sections in this Agreement are inserted for convenience of reference and shall not be deemed to be a part of or used in the construction of this Agreement.
14.      Governing Law

              This Agreement and all transactions hereunder shall be governed by, interpreted, construed and enforced in accordance with the laws of the State of California.
15.      Successors and Assigns

              This Agreement shall be binding on and enforceable against the successors and assigns of the parties. This Agreement may not be assigned by any party without the prior written consent of the other parties hereto.
16.      Effective Date and Term

              This Agreement shall be effective on the 8th day of November, 1999. This Agreement shall continue in effect for one year, unless earlier terminated in accordance with Section 10, and from year to year thereafter provided it shall be renewed at least annually by the Trust's Board of Trustees, including a majority of the Trust's disinterested Trustees.






         IN WITNESS WHEREOF, the parties have executed this Agreement as of the day and year first written above.

                                                              WELLS FARGO CORE TRUST


                                                              By:/s/
                                                                  Richard H. Blank, Jr.
                                                                  Assistant Secretary



                                                              WELLS FARGO BANK, N.A.


                                                              By:/s/
                                                                  Michael J. Hogan
                                                                  Senior Vice President


                                                              By:/s/
                                                                  Karla M. Rabusch
                                                                  Vice President



                                                              NORWEST BANK MINNESOTA, N.A.


                                                              By:/s/
                                                                  Robert G. Smith
                                                                  Managing Director of Securities       Lending







                                                                 - 16 -
230


230

                                    Exhibit A


                         FUNDS OF WELLS FARGO CORE TRUST

1.       Disciplined Growth Portfolio
2.       Index Portfolio
3.       Equity Income Portfolio
4.       International Equity Portfolio
5.       International Portfolio
6.       Large Company Growth Portfolio
7.       Managed Fixed Income Portfolio
8.       Positive Return Bond Portfolio
9.       Small Cap Index Portfolio
10.      Small Cap Value Portfolio
11.      Small Company Growth Portfolio
12.      Small Company Value Portfolio
13.      Stable Income Portfolio
14.      Strategic Value Bond Portfolio



Approved by Board of Trustees:      August 19, 1999




                                    EXHIBIT B







                  Fee Schedule for Securities Lending Activity

                                    $25.00 for each new loan and return
                             $5.00 for each debit mark and credit mark per loan
                    Reasonable hourly charges as required for special lending situations





















Effective Date:  November 8, 1999






                             WELLS FARGO CORE TRUST
                  FUND AND INTERESTHOLDER ACCOUNTING AGREEMENT


         AGREEMENT made as of the 1st day of October, 1999, by and between Wells
Fargo Core Trust, a business trust organized under the laws of the State of Delaware, with its principal office and place of business at 111 Center Street, Little Rock, Arkansas 72201 (the "Trust"), and Forum Accounting Services, LLC
("Forum") a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may offer shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes");

         WHEREAS, the Trust desires that Forum perform certain fund accounting and interestholder recordkeeping services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT

         The Trust hereby appoints Forum, and Forum hereby agrees, to act as fund accountant and interestholder recordkeeper of the Trust for the period and on the terms set forth in this Agreement. In connection therewith, the Trust has delivered to Forum copies of (i) the Trust's Amended and Restated Declaration of Trust and, if applicable, Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the 1940 Act (the "Registration Statement"), (iii) the Trust's current Part A and Part B of each Fund (collectively, as currently in effect and as amended or supplemented, the "Offering Document") and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2A.  DUTIES OF FORUM

         (a)  Forum  and Wells  Fargo  Bank,  N.A.,  the  Trust's  administrator
(collectively with its agents, the "Administrator"), may from time to time adopt such procedures as they agree upon to implement the terms of this Section. With respect to each Fund, Forum shall perform the following services:

         (i) calculate the net asset value per share ("NAV") with the frequency prescribed in each Fund's then-current Offering Document;

         (ii) calculate each item of income,  expense,  deduction,  credit, gain and loss,  if any,  and process  each Fund's  stated  expense  ratio as required  by the  Trust  and in  conformance  with  generally  accepted
         accounting  practice  ("GAAP"),   the  SEC's  Regulation  S-X  (or  any
         successor regulation) and the Internal Revenue Code of 1986, as amended
         (or any successor laws)(the "Code");

         (iii) maintain each Fund's general ledger and record all income, gross expenses, capital share activity and security transactions of each Fund;

         (iv) calculate the "SEC yield" and money market fund seven day yields for each Fund, and each Class thereof, as applicable;

         (v) provide the Trust and such other persons as the Administrator may direct with the following reports (A) Key Numbers Summary, (B) trial balance, (C) current security position report by tax lot, (D) security position report by security identifier, (E) stale pricing and (F) cash position and projection report;

         (vi) prepare and record once daily, as of the time when the net asset value of a Fund is calculated or at such other time as otherwise directed by the Trust, either (A) a valuation of the assets of the Fund
         (based upon the use of outside services normally used and contracted for this purpose by Forum in the case of securities for which information and market price or yield quotations are readily available and based upon evaluations conducted in accordance with the Trust's instructions in the case of all other assets) or (B) a calculation confirming that the market value of the Fund's assets does not deviate from the amortized cost value of those assets by more than a specified percentage;

         (vii) make such adjustments over such periods as the Administrator deems necessary to reflect over-accruals or under-accruals of estimated expenses or income;

         (viii) provide appropriate records to assist the Trust's independent accountants and, upon approval of the Trust or the Administrator, any regulatory body in any requested review of the Trust's books and records maintained by Forum;

         (ix) provide information typically supplied in the investment company industry to the Fund's transfer agent and NASDAQ;

         (x)  transmit  the  NAVs  and  dividend  factors  of all  Funds  to the
         Administrator  and to those persons  designated by the Administrator in
         writing  either  by  internet  e-mail  or  facsimile   transmission  as
         designated by the Administrator;

         (xi) provide the Trust or the Administrator with the data requested by the Trust or the Administrator that is required to update the Registration Statement;

         (xii) provide the Trust or independent accountants the data requested with respect to the preparation of the Trust's income, excise and other tax returns;

         (xiii) provide the Trust or Administrator with unadjusted Fund data directly from Forum's portfolio accounting system for any Fund business day and other data reasonably requested for the preparation of the Trust's semi-annual financial statements;

         (xiv) process all distributions as directed in writing by the Trust or the Administrator;

         (xv)  transmit  to  and  receive  from  each  Fund's   transfer   agent
         appropriate  data to reconcile daily Shares  outstanding and other data with the transfer agent;

         (xvi) reconcile cash daily and reconcile security identifier, units, maturities and rates at least monthly with each Fund's custodian;

         (xvii) verify investment trade tickets when received from an investment adviser and maintain individual ledgers and historical tax lots for each security;

         (xviii) report to the Trust and the Administrator within 15 days after the end of each calendar month, Forum's compliance for the prior month with the written service level standards agreed upon from time to time by the Trust and Forum (the "Service Standards"). The initial Service
         Standards are attached as Appendix B hereto; and

         (xix) perform such other recordkeeping, reporting and other tasks as may be specified from time to time by the Administrator in the procedures adopted by the Board pursuant to mutually acceptable compensation and implementation agreements.

         SECTION 2B.  INTERESTHOLDER RECORDKEEPING DUTIES

         (a) In accordance with procedures established from time to time by agreement between the Administrator and Forum, with respect to each Fund, Forum shall perform the following services:

         (i) provide the services of a transfer agent and, as relevant, agent in connection with accumulation,  open-account or similar plans (including without limitation any periodic  investment plan or periodic withdrawal
         program)  that  are  customary  for  open-end   management   investment
         companies including:  (A) maintaining all accounts for interestholders,
         (B) preparing  interestholder  meeting  lists,  (C) mailing  proxies to interestholders, (D) mailing interestholder reports and prospectuses to current  interestholders,  (E) withholding  taxes on U.S.  resident and non-resident  alien accounts,  (F) preparing and mailing  statements of account to  interestholders  for all purchases and redemptions of Units and other  transactions in interestholder  accounts,  (G) preparing and mailing  activity  statements  for  interestholders,  and (H) providing interestholder account information;

         (ii) receive for acceptance orders for the purchase of Shares and promptly deliver payment and appropriate documentation therefor to the custodian of the applicable Fund (the "Custodian");

         (iii) pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate interestholder account;

         (iv) receive for acceptance redemption requests and deliver the appropriate documentation therefor to the Custodian;

         (v) as and when it receives monies paid to it by the Custodian with respect to any redemption, pay the redemption proceeds as required by the prospectus pursuant to which the redeemed Shares were offered and as instructed by the redeeming interestholders;

         (vi)  effect   transfers   of  Shares  upon   receipt  of   appropriate
         instructions from interestholders and instructions from the Trust;

         (vii) receive from interestholders or debit interestholder accounts for sales commissions, including contingent deferred, deferred and other sales charges, and service fees (i.e., wire redemption charges) and prepare and transmit payments to underwriters, selected dealers and others for commissions and service fees received;

         (xiii) prepare and transmit payments to underwriters, selected dealers and others for trail commissions, Rule 12b-1 fees, interestholder service fees and other payments based on the amount of assets in interestholder accounts;

         (ix)     maintain  records  of account  for and  provide  reports  and  statements  to the Trust and  interestholders as to the
         foregoing;

         (x) record the issuance of Shares of the Trust and maintain pursuant to Rule 17Ad-10(e) under the Securities Exchange Act of 1934, as amended
         ("1934 Act") a record of the total number of Shares of the Trust and each Fund that are authorized, based upon data provided to it by the Trust, and are issued and outstanding and provide the Trust on a regular basis a report of the total number of Shares that are authorized and the total number of Shares that are issued and outstanding; and

         (xi) provide a system which will enable the Trust to monitor the total number of Shares of each Fund sold in each State.

         (b) Forum shall provide the following additional services on behalf of the Trust and such other services agreed to in writing by the Trust and Forum:

         (i)  monitor  and  make   appropriate   filings  with  respect  to  the
         escheatment  laws of the various  states and  territories of the United
         States;

         (ii)     receive and tabulate proxy votes; and

         (iii) solicit interestholders with respect to interestholder meetings.

         (c) The Trust or the Administrator or other agent (i) shall identify to Forum in writing those transactions and assets to be treated as exempt from reporting for each state and territory of the United States and for each foreign jurisdiction (collectively "States") and (ii) shall monitor the sales activity with respect to interestholders domiciled or resident in each State. The responsibility of Forum for the Trust's State registration status is solely limited to the reporting of transactions to the Trust, and Forum shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Trust.

         (d) Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for the safekeeping, control, preparation and use of share certificates (if authorized to be issued by the Trust), check forms, and facsimile signature imprinting devices. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of all records maintained by Forum pursuant to this Agreement.

         (e) Forum shall procure, at its cost, the services of an affiliate that is registered as a transfer agent under the 1934 Act to perform those services hereunder that must be performed by a registered transfer agent, if any.

         SECTION 2C.  OTHER DUTIES

         (a) Forum shall prepare and maintain on behalf of the Trust the following books and records of each Fund, and each Class thereof, pursuant to Rule 31a-1 under the 1940 Act (the "Rule"):

         (i) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of the Rule;

         (ii) General and auxiliary  ledgers  reflecting  all asset,  liability,
         reserve,   capital,   income  and  expense  accounts,  as  required  by
         subsection  (b)(2)  of the Rule  (including  the  ledgers  required  by subsection (b)(2)(iv) of the Rule);

         (iii) A record of each brokerage order given by or on behalf of the Trust for, or in connection with, the purchase or sale of securities, whether executed or not, and all other portfolio purchases or sales, as required by subsections (b)(5) and (b)(6) of the Rule;

         (iv) A record of all options, if any, in which the Trust has any direct or indirect interest or which the Trust has granted or guaranteed and a record of any contractual commitments to purchase, sell, receive or deliver any property, as required by subsection (b)(7) of the Rule;

         (v)  A  monthly  trial  balance  of  all  ledger  accounts   (including
         interestholder  accounts) as required by subsection (b)(8) of the Rule;
         and

         (vi) Other records required by the Rule or any successor rule or pursuant to interpretations thereof to be kept by open-end management investment companies, but limited to those provisions of the Rule applicable to portfolio transactions and as agreed upon between the parties hereto.

         (b) The books and records  prepared and maintained  pursuant to Section
2C(a) shall be prepared  and  maintained  in such form,  for such periods and in such  locations  as may be  required  by the 1940 Act.  The  books  and  records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, the Administrator,  or the Trust's or the  Administrator's
authorized  representatives,  shall have access to such books and records at all times during Forum's normal business hours.  Upon the reasonable  request of the
Trust or the  Administrator,  copies  of any such  books  and  records  shall be
provided   promptly   by  Forum  to  the   Trust  or  the   Trust's   authorized
representatives  at the Trust's  expense.  In the event the Trust  designates  a successor that shall assume any of Forum's obligations  hereunder,  Forum shall, at the expense  and  direction  of the Trust,  transfer  to such  successor  all relevant books,  records and other data established or maintained by Forum under this Agreement.

         (d) Forum shall provide the Trust and, subject to agreement to be bound by this subsection, the Administrator and any other service provider to the Trust specified by the Trust, upon request, read only access to a fund accounting database file containing books, records, and information maintained in electronic format by Forum for the Trust pursuant to this Agreement. The database, which will be updated as of the latest close of business, will be placed in a directory on Forum's network so as to be retrievable by the Trust or Administrator. The database will include, with respect to a Fund, trial balance data, daily portfolios, portfolio history, and statistical data from the date
Forum first became or becomes the Fund's fund accountant, in a format structured to ensure reasonable and efficient use. The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by Forum on databases under the control and ownership of Forum or a third party hired by Forum constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to Forum or the third party. The
Trust agrees to treat all Proprietary Information as proprietary to Forum and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

         (e) Forum shall implement the accounting practices and procedures approved by the Board as soon as practical following receipt of written notice thereof, subject to Section 2A(a)(xix).

         (f) Forum shall obtain a report from a reputable certified public accountant firm on the processing of fund accounting transactions by Forum in accordance with Statement of Auditing Standards 70 (issued by the Auditing
Standards  Board of the American  Institute of  Certified  Public  Accountants).
Forum shall obtain such a report as of a date no later than June 30, 2000 and shall supply a copy of the report to the Trust and the Administrator by September 30, 2000. Forum shall obtain annual updates to such report and shall remedy any material weakness identified in the report within 90 days of the issuance of the report.

         (g) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Fund to act in contravention of the Fund's Offering
Documents or any provision of the 1940 Act. Except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act of 1933, as amended ("Securities Act"), the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 3.  STANDARD OF CARE; LIMITATION OF LIABILITY; INDEMNIFICATION

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's interestholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or negligence in the performance or disregard of Forum's duties or obligations under this Agreement; provided, however, that with respect to any activity outside of normal processing Forum shall not be liable to the Trust or any of the Trust's interestholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance or disregard of Forum's duties or obligations under this Agreement. An activity related to the processing of data shall be deemed to be outside of normal processing if Forum is willing and able to accept the data
(from whatever source) electronically and, after Forum has given the Trust 90 days' notice of such ability, the data is not transmitted to Forum in an electronic format that may be manipulated and that contains sufficient imbedded detail to define each piece of data; provided, however, that such notice shall not be required with respect to (i) portfolio investment purchases and sales and rate changes, (ii) custody account activity and positions, (iii) capital transactions, (iv) broker quotes and non-proprietary fund prices and factors.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls
Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), ("Forum
Indemnitees"), against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a
"Forum  Claim").  The  Trust  shall  not be  required  to  indemnify  any  Forum
Indemnitee if, prior to confessing any Forum Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the Forum Claim in its own name or in the name of the Forum Indemnitee.

         (c)  Forum  agrees  to  indemnify  and hold  harmless  the  Trust,  its employees, agents, directors,  officers and managers and any person who controls the Trust within the meaning of section 15 of the  Securities  Act or section 20 of the 1934 Act  ("Trust  Indemnitees"),  against  and from any and all  claims,
demands,  actions,  suits,  judgments,   liabilities,  losses,  damages,  costs,
charges,  reasonable  counsel  fees  and  other  expenses  of every  nature  and character  arising out of or in any way related to (i) Forum's  actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set  forth in  Section  3(a) or  based,  if  applicable,  on good  faith reliance  upon an item  described in Section 3(d), or (ii) any breach of Forum's representation  set forth in Section 15 (a "Trust  Claim").  Forum  shall not be required to indemnify any Trust  Indemnitee  if, prior to  confessing  any Trust
Claim against the Trust  Indemnitee,  the Trust or the Trust Indemnitee does not give Forum written  notice of and  reasonable  opportunity to defend against the
Trust Claim in its own name or in the name of the Trust Indemnitee.]

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of reputable counsel to the Trust, or the advice of in-house counsel of the Administrator or its affiliates;

(ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by a person or persons authorized in a writing delivered to Forum by the Board or by the Administrator to give such oral instruction. Provided that Forum has such reasonable belief, Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

         (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (e) Forum shall not be liable for the errors of other service providers to the Trust or their systems, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         (f) Forum shall reimburse each applicable Fund for any net losses to the Fund during each NAV Error Period resulting from an NAV Difference that is at least $0.01 per Fund share but that, as a percentage of Recalculated NAV of such Fund, is less than 1/2 of 1%. Forum shall reimburse the Fund on its own behalf and on behalf of each Fund interestholder for any losses experienced by the Fund or any Fund interestholder, as applicable, during each NAV Error Period resulting from an NAV Difference that is at least $0.01 per Fund share and that, as a percentage of Recalculated NAV of such Fund, is at least 1/2 of 1%;
provided, however, that Forum shall not be responsible for reimbursing any Fund with respect to any interestholder that experiences an aggregate loss during any NAV Error Period of less than $10.

         (g) For purposes of this Agreement, (i) the NAV Difference shall mean the difference between the NAV at which a interestholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected, (ii) NAV Error Period shall mean any Fund business day or series of two or more consecutive Fund business days during which an NAV
Difference of $0.01 per Fund share or more exists, (iii) NAV Differences and any Forum liability therefrom are to be calculated each time a Fund's (or Class's)
NAV is calculated, (iv) in calculating any amount for which Forum would otherwise be liable under this Agreement for a particular NAV error, Fund (or
Class) losses and gains shall be netted and (v) in calculating any amount for which Forum would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund
(or Class) losses and gains for the period shall be netted.

         (h) To the extent any NAV Difference of $0.01 per Fund share or more exists, Forum shall be entitled, with the appropriate efforts of the Trust and the Administrator, to collect from and pay to each interestholder the amounts and Shares required to make the interestholder whole as if the NAV Difference had not occurred.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Fund, the fees set forth in Clause (i) of Appendix C hereto.

         All fees payable hereunder shall be accrued daily by the Trust. The fees payable for the services listed in clause (i) of Appendix C hereto shall be payable monthly on the first Fund business day of each calendar month for services to be performed during that month. If fees payable for the services listed in clause (i) begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from the date on which such accrual begins to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the commencement or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in clause (ii) of Appendix C hereto. Reimbursements shall be payable as incurred. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all reasonably incurred expenses and employee time (at
150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews. Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse
Forum for all reasonably incurred  out-of-pocket  expenses and employee time (at
150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

         (c) Forum may, with respect to questions of law relating to its services hereunder, apply to and obtain the advice and opinion of counsel to the Trust or counsel to Forum; provided, however, that Forum shall in all cases first reasonably attempt to apply to and obtain the advice and opinion of in-house counsel to the Administrator. In the event that Forum is unable to contact in-house counsel to the Administrator, it shall nonetheless inform a Vice President or more senior person at the Administrator of the matters for which it intends to seek advice and opinion. The costs of any such advice or opinion shall be borne by the Trust.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

         (a) This Agreement shall become effective with respect to each Fund or Class on the later of October 1, 1999 or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as any such agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to each Fund until December 31, 2002 (the "Initial Term") and shall continue in effect thereafter for successive one year periods unless earlier terminated in accordance with this Section or until the Fund ceases operations.

         (c) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board or Forum at any time without notice if:

         (i) the other party breaches any material provision of this Agreement, the terminating party has provided written notice of such breach to the breaching party and the breaching party has not cured the breach within 30 days of receipt of such notice; provided that such termination rights may not be exercised more than 30 days after the breaching party has cured the breach;

         (ii) the other party becomes the subject of any federal or state bankruptcy proceeding that is not dismissed within 60 days after the initiation of such proceeding; provided that such termination shall not occur more than 60 days after the dismissal of such proceeding; or

         (iii) the other party (or in the case of Forum, the Administrator) is convicted of corporate criminal activity.

         (d) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time with 180 days' notice prior to the expiration of the Initial Term if Forum fails to meet or exceed its Service Standard Percentage:

         (i)      in any four consecutive months; or

         (ii) in any six months during any consecutive period of twelve months.

The Service Standard Percentage and whether Forum met or exceeded it shall be calculated each month. Forum shall meet or exceed the Service Standard
Percentage for a given month if Forum meets or exceeds at least 3 (three) of the 5 (five) Service Standard criteria listed in Appendix B. For these purposes, each of the Service Standard criteria shall be measured on an aggregate basis for all Funds combined with all "Funds" that are included as "Funds" in a Fund
Accounting  Agreement  between Forum and Wells Fargo  Variable  Trust or between
Forum and Wells Fargo  Funds  Trust,  if any (to the extent that the  comparable
Service Standard criteria exist for such other Funds).

         The Trust may change this standard and require that Forum shall meet or exceed the  Service  Standard  Percentage  for a given  month if Forum  meets or exceeds at least 4 (four) of the 5 (five) Service  Standard  criteria  listed in
Appendix B. Such change may only be made with respect to the month of April 2001
and  all   months   thereafter   and  only  upon  60  days'   notice  to  Forum.
Notwithstanding  anything to the  contrary,  Forum shall use its best efforts to satisfy all Service Standard criteria and score at least 99.8 each month on each
Service Standard criteria.

         Nothing in this subsection (d) shall in any way diminish the Trust's right to terminate this Agreement in the event of a breach of a material provision of this Agreement by Forum pursuant to Section 5(c).

         (e) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time after the date that is 180 days prior to the expiration of the Initial Term on 180 days' written notice to Forum.

         (f) Notwithstanding Section 5(b), this Agreement may be terminated by Forum at any time on 180 days' written notice to the Trust.

         (g) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time if Wells Fargo & Company directly or indirectly acquires, is acquired by, merges, consolidates or otherwise reorganizes with (a "Reorganization") any company and immediately thereafter (i) Wells Fargo & Company or its successor controls or is under common control with any company that provides in the normal course of business the services listed in Section 2, whether generally to the mutual fund industry or only to mutual funds advised or sponsored by its affiliates or (ii) Wells
Fargo & Company or an affiliate of it advises a family of mutual funds for which the services listed in Section 2 are performed by a company not affiliated with Wells Fargo & Company. Such termination may be made at any time after the occurrence of the event described in the preceding sentence by the Board on 90 days' written notice to Forum. In the event that the Trust elects to terminate this Agreement pursuant to clause (i) of this subsection with respect to a Fund, the Trust shall pay Forum twelve (the "multiplier") times the greater of (x) the monthly average fees due to Forum under this Agreement during the last three whole months prior to the Reorganization and (y) the monthly average fees paid to Forum during the last three whole months prior to delivery of the notice of termination ("Termination Fee"). The multiplier will be reduced one-twelfth for each three full calendar month period after December 31, 1999 that expires prior to the Reorganization; provided, however, that the multiplier shall be at least four. If notice of termination under this subsection is given on or before March
31, 2000 with respect to a Fund the Termination Fee shall be $6,400,000 divided by the sum of the number of Funds plus the number of "Funds" as that term is defined in the Fund Accounting Agreement for Wells Fargo Funds Trust and Wells
Fargo Variable Trust. In the event that the Trust elects to terminate this Agreement pursuant to clause (ii) of this subsection with respect to a Fund, the Trust shall pay Forum one and one-half times the Termination Fee as calculated above.

         (h) Any termination in accordance with Sections 5(c) through 5(g) shall be without penalty.

         (i)      The provisions of Sections  2(C)(b),  3, 4, 5(i), 5(j), 7, 8,
9(b), 12, 15 and 16 shall survive any termination of this Agreement.

         (j) This Agreement and the rights and duties under this Agreement may not be assigned by either Forum or the Trust except by the specific written consent of the other party . Notwithstanding anything in this Agreement to the contrary, the transfer of ownership of all or part the equity interests in Forum to Forum's management staff or the heirs of John Keffer shall not be deemed to be an assignment. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the respective successors and assigns of the parties hereto.

                  SECTION 6.  ADDITIONAL FUNDS AND CLASSES

                  In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement if the Trust and Forum shall so agree.

         SECTION 7.  CONFIDENTIALITY

         (a) Forum acknowledges that the interestholder list and all information
related  to   interestholders   furnished   to  Forum  by  the  Trust  or  by  a
interestholder  in  connection  with  this  Agreement   constitute   proprietary
information  (collectively,  "Customer Data") of substantial value to the Trust.
In no event shall Proprietary  Information be deemed Customer Data. Forum agrees to treat all Customer Data as  proprietary  to the Trust and further agrees that it shall not divulge any Customer Data to any person or  organization  except as may be provided under this Agreement or as may be directed by the Trust.

         (b) Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

         (i)      prepare or assist in the preparation of periodic reports to interestholders and regulatory bodies such as the SEC;

         (ii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (iii) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum is advised by reputable counsel that it may be exposed to civil or criminal contempt proceedings for failure to release the information (provided, however, that Forum shall seek the approval of the Trust as promptly as possible so as to enable the Trust to pursue such legal or other action as it may desire to prevent the release of such information) or when so requested by the Trust.

         SECTION 8.  FORCE MAJEURE

                  Forum  shall not be  responsible  or liable for any failure or delay in performance of its obligations  under this Agreement  arising out of or caused,  directly or indirectly,  by circumstances beyond its reasonable control including,  without limitation,  acts of civil or military  authority,  national
emergencies,   labor  difficulties,   fire,  mechanical  breakdowns,   flood  or
catastrophe,  acts of God,  insurrection,  war,  riots or  failure of the mails, transportation,  communication or power supply;  provided,  however,  that Forum shall be  responsible  or liable for any failure or delay in  performance of its obligations  under  this  Agreement  due to  the  failure  of  Forum  to  have a reasonable business continuity plan.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b)   Forum  may   subcontract   any  or  all  of  its   functions   or
responsibilities  pursuant to this Agreement to one or more  affiliated  persons who agree to comply with the terms of this  Agreement;  provided,  that any such subcontracting shall not relieve Forum of its responsibilities  hereunder. Forum shall be  responsible  for the acts and omissions of any such person to the same extent as if Forum had done such acts or made such omissions  itself.  Forum may pay those persons for their services,  but no such payment will increase Forum's compensation or reimbursement of expenses from the Trust.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing  contained in this  Agreement  is intended to or shall  require
Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF INTERESTHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the interestholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the interestholders of the Funds.

         SECTION 13.  ISSUANCE AND TRANSFER OF SHARES; CERTIFICATES

         (a) Forum shall make original issues of Shares of each Fund in accordance with the Offering Document only upon receipt of (i) instructions requesting the issuance, (ii) a certified copy of a resolution of the Board authorizing the issuance and (iii) necessary funds for the payment of any original issue tax applicable to such Shares.

         (b) Transfers of Shares of each Fund shall be registered on the interestholder records maintained by Forum. In registering transfers of Shares, Forum may rely upon the Uniform Commercial Code as in effect in the State of Delaware or any other statutes that, in the opinion of Forum's counsel, protect
Forum and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry,
(iii) delaying registration for purposes of such inquiry or (iv) refusing registration whenever an adverse claim requires such refusal. As interestholder recordkeeper, Forum will be responsible for delivery to the transferor and transferee of such documentation as is required by the Uniform Commercial Code.

         (c) Shares shall be issued to investors in a Fund at the net asset value per unit next determined after Forum receives a completed purchase order.
A purchase order shall be complete at the time specified in the Prospectus pursuant to which the Shares are offered and when Forum or its agent receives
(i) an instruction directing investment in a Fund, (ii) a wire or other electronic payment in the amount designated in the instruction and (iii) in the case of an initial purchase, a completed account application.

         (d) The Trust shall not issue Share certificates.

         SECTION 14.  REPRESENTATIONS AND WARRANTIES

         (a)      Forum represents and warrants to the Trust that:

         (i) It is a limited liability company duly organized and existing and in good standing under the laws of the State of Delaware and it is duly qualified to carry on its business in the State of Maine;

         (ii) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

         (iii)  It has  and  will  continue  to  have  access  to the  necessary
         facilities,   equipment   and  personnel  to  perform  its  duties  and
         obligations under this Agreement; and

         (iv) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of Forum, enforceable against Forum in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (b) The Trust represents and warrants to Forum that:

         (i)      It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware;

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into and perform this Agreement;

         (iii) All proceedings required by the Organic Documents have been taken to authorize it to enter into and perform this Agreement;

         (iv) It is an open-end management investment company registered under the 1940 Act;

         (v) All Shares of the Funds, when issued, shall be validly issued, fully paid and non-assessable; and

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         SECTION 15.  YEAR 2000

         Forum confirms that it has taken all reasonable business steps to ensure that any system or software used in the operation of its business that is an any way related to the services provided herein: (i) manages and manipulates data involving all dates from the 20th and 21st centuries without functional or data abnormality related to such dates; (ii) has user interfaces and data fields formatted to distinguish between dates from the 20th and 21st centuries; and
(iii) represents all data to include indications of the millennium, century, and decade, as well as the actual year.

         SECTION 16.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement; provided, however, that any damages suffered by the Trust by virtue of the loss by any Fund of its status as a registered investment company under the 1940 Act shall in no circumstances be treated as consequential damages for purposes of this Agreement; provided, further, that the foregoing proviso shall not create any implication that, in the absence of such proviso, consequential damages would include any damages of the type or nature referred to therein.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person" and "affiliated person" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.


                                                     WELLS FARGO CORE TRUST


                                                     By:
                                                              Richard H. Blank, Jr.
                                                                Assistant Secretary


                         FORUM ACCOUNTING SERVICES, LLC


                                                     By:
                                 Stacey E. Hong
                                    Director


                             WELLS FARGO CORE TRUST
                  FUND AND INTERESTHOLDER ACCOUNTING AGREEMENT

                                   Appendix A
                         Funds and Classes of the Trust
                              as of October 1, 1999


Funds                                                                           Classes

International Equity Portfolio                                                  Single Class
International Portfolio                                                         Single Class
Index Portfolio                                                                 Single Class
Small Company Growth Portfolio                                                  Single Class
Small Company Value Portfolio                                                   Single Class
Large Company Growth Portfolio                                                  Single Class
Income Equity Portfolio                                                         Single Class
Managed Fixed Income Portfolio                                                  Single Class
Positive Return Bond Portfolio                                                  Single Class
Stable Income Portfolio                                                         Single Class
Disciplined Growth Portfolio                                                    Single Class
Small Cap Value Portfolio                                                       Single Class
Strategic Value Bond Portfolio                                                  Single Class
Small Cap Index Portfolio                                                       Single class





                                                                 - B5 -
230
                             WELLS FARGO CORE TRUST
                  FUND AND INTERESTHOLDER ACCOUNTING AGREEMENT

                                   Appendix B
                                Service Standards
                              as of October 1, 1999


(i)      Criteria 1:  NAV Accuracy - Reporting to Transfer Agent

         Number of Accurate NAVs Reported to the Transfer Agent divided by
       Total Number of NAVs Required to Report to the Transfer Agent 99.6%


ARTICLE II "NAV" for this purpose is class net assets divided by total class shares outstanding and includes dividend factors. An NAV is accurate if, upon recalculation, the change in reported extended class NAV is less than a full penny and, with respect to dividend factors, any revision to previously reported data requires the Transfer Agent to reprocess shareholder account data. ARTICLE
III Numerator and denominator include (i) NAVs affected by "non-controllable information" and (ii) Gateway funds delayed due to Core Portfolio accounting issues related to non-controllable information. o Each NAV error is treated as an NAV error only once (i.e., if an error lasts more than one business day before it is discovered, it is treated as one error and excluded from both the numerator and denominator in the calculation after the first day).

(ii)     Criteria 2:  NAV Accuracy - Reported to NASDAQ

         Number of Accurate NAVs Reported to NASDAQ divided by
         Number of Total NAVs Required to be Reported to NASDAQ...............................................99.6%

o                 "NAV" for this  purpose is class net  assets  divided by total class shares outstanding and includes dividend factors. An NAV is accurate if, upon recalculation, the NAV Difference is less than a full penny and, with respect to dividend  factors,  any revision to  previously  reported  data  requires the Transfer
                  Agent to reprocess shareholder account data.
ARTICLE  IV   Numerator   and   denominator   include   (i)  NAVs   affected  by
non-controllable  information  and  (ii)  Gateway  funds  delayed  due  to  Core
Portfolio accounting issues related to non-controllable  information. o Each NAV error is treated as an NAV error only once  (i.e.,  if an error  lasts more than one business day before it is
                  discovered,  it is treated as one error and excluded from both the numerator and  denominator  in the  calculation  after the first day).

(iii)    Criteria 3:  NAV Timeliness to Transfer Agent

         Number of NAV transmissions to Transfer Agent by designated time divided by
         Required Number of NAV transmissions        99.6%


ARTICLE V "NAV" for this  purpose  is class net assets  divided  by class  total shares outstanding. ARTICLE VI Designated time is 7:00 p.m., ET.
ARTICLE  VII   Numerator   and   denominator   include  (i)  NAVs   affected  by
non-controllable  information  and (ii) Gateway  funds delayed due to accounting issues related to Core Portfolio non-controllable information.

(iv)     Criteria 4:  Cash Availability Reporting

         Accurate and Timely Cash Availability Reports ("CAR") to Investment Adviser
         divided by Number of Funds Requiring Cash Availability Reporting                                     99.6%

     o Timely CAR means (i) notwithstanding any other clause to the contrary, with respect to any Fund or Core Portfolio participating in a "consolidated repurchase agreement," by the later of two hours and fifteen minutes after receipt of final transfer agency capital transaction reporting to Forum with respect to Wells Fargo Funds Trust and the Trust (or their respective predecessor mutual funds) or one hour after receipt of final transfer agency capital transaction reporting to Forum with respect to Wells Fargo Variable
Trust; (ii) with respect to a stand-alone fund with a single investment adviser, within one half hour of receipt of final transfer agency capital transaction reporting; (iii) with respect to a stand-alone fund with more than one investment adviser, within two hours of receipt of final transfer agency capital transaction reporting; (iv) with respect to a non-money market Core Portfolio, within one hour after receipt of final transfer agency capital transaction reporting, and (v) with respect to a money market Gateway fund, or Core
Portfolio with no more than three relationships, within one half hour after receipt of final transfer agency capital transactions reporting.

o                 Accurate CAR means any CAR wherein the difference  between the
                  CAR  that  should  have  been  reported  and the CAR  that was reported  divided by the CAR that should have been reported is greater than 1/2 of 1%.
ARTICLE  VIII   Numerator  and   denominator   include  (i)  funds  affected  by
non-controllable information and (ii) and Core Portfolios delayed due to Gateway fund accounting issues related to non-controllable information.

(v)      Criteria 5:  Monthly Reporting Proof Package Timeliness

         Funds for Which Monthly Proofs are Completed by the 15th Calendar Day

         of the Month Divided by Number of Funds................................................................95%

o Monthly proof means balance sheet review and monthly portfolio reconciliation.
ARTICLE  IX   Numerator   and   denominator   include  (i)  funds   affected  by
non-controllable  information  and (ii) Gateway funds affected by Core Portfolio non-controllable information.

(vi)     General Definitions

         (A)      "Transfer  Agent" means Boston  Financial Data Services,  Inc.
                  and does not include other persons to which Forum communicates fund information.

         (B) The numerator and denominator are calculated daily and the quotient is reported on a cumulative monthly and rolling twelve month basis.

         (C) Denominator includes those NAVs for classes of shares that have direct shareholder investment for standards (i), (ii) and
                  (iii).

         (D) "Non-controllable information" includes the following events:

                  (I)      With  Respect to  Investment  Adviser  Reporting  for
                           Funds WNAV is  Calculated as of the Close of the NYSE
                           (currently, 4:00 p.m., ET):

o                          "Confirmed  future  trades"   (portfolio   investment
                           purchases  and sales with  future  dated  settlement)
                           that are not  received  by Forum prior to 11:00 a.m.,
                           ET (2:30 p.m. ET for IPOs,  repurchase agreements and
                           trade   corrections   (cancellations  or  changes  to
                           previously  reported trade  details)),  on trade date
                           plus one business day.
o                          Security  identifiers for purchases of securities not
                           held by the Fund that are not received by Forum prior
                           to 8:00 p.m., ET, on trade date.
o                          Post cash availability  reporting,  i.e.,  "Confirmed
                           same day trades" (portfolio  investment purchases and
                           sales settling on trade date),  that are not received
                           by Forum prior to 1:00 p.m., ET, on trade date.
o                          "Trades  Control"  sheets  (indicating  the number of
                           confirmed  trades  accompanying  the confirmed future
                           trades) that are not received by Forum prior to 10:00
                           a.m., ET, on trade date plus one business day.
o                          "Trades  Control"  sheets  (including  the  number of
                           confirmed  same day trades)  that are not received by
                           Forum prior to 1:00 p.m. ET, on trade date.
o                          "Trades Control" sheets  (indicating the number IPOs,
                           and trade corrections) that are not received by Forum
                           prior to 2:30 p.m., ET, on trade date.
o                          Confirmed future trades and confirmed same day trades
                           information  that is not complete or does not include
                           all necessary information to enable Forum to properly
                           identify,  record,  and  account  for  the  security.
                           Required  trade  ticket  information   includes,   as
                           applicable:  buy, sell, trade date,  settlement date,
                           broker, CUSIP/sedol,  ticker, issuer name, face rate,
                           rate  change  date,   coupon  date,  credit  ratings,
                           shares/face,  price, factor, cost, detail of fees and
                           commission, and net proceeds.
o                          Note: Each time requirement with respect to a Fund in
                           this  section  (vi)(D)(I)  shall  be  advanced  by an
                           amount  equal to the time that day that Forum is late
                           in  reporting  cash  available  or  other   portfolio
                           related data.

                  (II)     With Respect to Investment Adviser Reporting for Money MarketF:

o                          Confirmed  future trades and same day trades that are
                           not  received  by Forum prior to one and a half hours
                           after shareholder trading cutoff.
o                          "Trades Control" (indicating the number of future and
                           same day  confirmed  trades) that are not received by
                           Forum prior to one and a half hours after shareholder
                           trading cutoff.
o                          Confirmed   future   trades   and  same   day   trade
                           information  that is not complete or does not include
                           all necessary information to enable Forum to properly
                           identify,  record,  and  account  for  the  security.
                           Required   trade  ticket   information   includes  as
                           applicable:  buy, sell, trade date,  settlement date,
                           broker, CUSIP/sedol,  ticker, issuer name, face rate,
                           rate  change  date,   coupon  date,  credit  ratings,
                           shares/face,  price, factor, cost, detail of fees and
                           commission, and net proceeds.
o                          Note: Each time requirement with respect to a Fund in
                           this  section  (vi)(D)(II)  shall be  advanced  by an
                           amount  equal to the time that day that Forum is late
                           in  reporting  cash  available  or  other   portfolio
                           related data.

                  (III)    With Respect to Transfer Agent/Shareholder Servicing Reporting

o        Capital transaction reporting not received timely by Forum including:
o Capital transactions reporting "supersheets" and principal gain loss reporting files not received by Forum prior to 7:00 a.m.
                                    ET.
o Capital  transaction  reporting "WTA" not received by Forum prior to 9:00 a.m.
ET (9:10 a.m.  ET for dates  before  January  1,  2000).  o Capital  transaction reporting  "estimates" not received by Forum prior to 9:00 a.m. ET (9:10 a.m. ET for dates before January 1,
                                    2000).
o                          Capital transactions  reporting not received by Forum
                           due  to  a  failure  of  "Connect  Direct"  hardware,
                           software, and related technical support.
o                          Capital    transaction    reporting   that   requires
                           interpretation  due to the use of  transaction  codes
                           not  originally  agreed upon and provided by Transfer
                           Agent in advance of transactions reported by Transfer
                           Agent to the fund.
o                          Revision to any class information previously reported
                           by agreed  upon  deadlines,  including  "supersheet,"
                           "estimates,"  "principal  gains and  losses,"  or any
                           other  information that fund accounting would rely on
                           to record capital transactions.
o Transfer  Agency does not respond to Forum  inquiries  regarding  suspect data within thirty minutes of Forum's inquiry.  o For Funds for which Forum reports a second daily dividend factor after additional shareholder trades are reported to
Forum, any
                           time Forum cannot use the first factor for that day.

                  (IV)     With Respect to Custody Reporting & Clearing of Items

o Custody reporting of fund cash availability that is not received by Forum prior to 7:00, a.m., ET.
o Custody not resolving Forum inquires at least 1/2 hour prior to the calculation of the next business day's cash availability. o Custody not communicating corporate actions at least one day prior to ex-date.

                  (V)      With Respect to Independent Valuation Services

o Security  valuations  (including those of the Core Portfolios) not received by
Forum prior to 4:45 p.m., ET.
o                          Corporate   action   information   not   disseminated
                           accurately  or that is not received by Forum at least
                           one day prior to ex-dividend date.

                  (VI)     With Respect to Fair Value Determinations

o                          For  all   securities   subject   to   "Fair   Value"
                           determinations,  broker  quotes  or  similar  pricing
                           information not received by Forum prior to 4:00 p.m.,
                           ET.

                  (VII)    With Respect to Revisions

o                          Revisions to any information reported by the Transfer
                           Agent,   investment   advisers,    custodians,    and
                           independent   valuation   services   or  brokers  not
                           received in writing.
o                          Revisions  for  which  there are no  clearly  defined
                           escalation  procedures provided by fund management in
                           working with  Transfer  Agent,  investment  advisers,
                           non-proprietary  fund service providers,  custodians,
                           and mutual fund or bank operating areas.

                  (VIII)   With Respect to NAV Timelines Reporting to Transfer Agent

o Transfer Agent requirements for receiving all NAV reporting in a consolidated file, when information is available and could be communicated prior to the 7:00 p.m. ET deadline.

                  (IX)     With Respect to Cash Availability Reporting

o                          Funds   participating   in   asset   allocation   and
                           consolidated  repurchase  agreements  whose reporting
                           are delayed due to non-controllable  events described
                           herein  attributable  to  interdependencies  or other
                           funds  participating  in  the  asset  allocation  and
                           consolidated repurchase agreement process.






                                                    C-6
230
                                                    C-6
230
                             WELLS FARGO CORE TRUST
                  FUND AND INTERESTHOLDER ACCOUNTING AGREEMENT

                                   Appendix C
                                Fees and Expenses
                              as of October 1, 1999


(i)      Fees

(A)      Per Fund Fees

         (i)      Fee per Fund......................................................          $5,000/month
                  Fee per Fund not listed on Appendix A as of
                  October 1, 1999
                           International/Global Funds and Funds with
                           10% or more of month-end net assets invested in
                           asset-backed securities..................................          $5,833/month
                           Other Funds..............................................          $4,167/month
         (ii)     Fee per  Gateway  Fund (a Fund  operating  pursuant to Section
                  12(d)(1)(E) or 12(d)(1)(G) of the 1940 Act
                  or in a similar structure)........................................          $2,000/month
         (iii)    Fee per Core Portfolio (a Fund registered under the
                  1940 Act but whose securities are not registered
                  under the Securities Act of 1933).................................          $5,500/month
                  Fee per Core Portfolio not listed on Appendix A as of
                  October 1, 1999
                           International/Global Core Portfolios and Core
                           Portfolios with 10% or more of month-end net
                           assets invested in asset-backed securities...............          $6,333/month
                           Other Core Portfolios....................................          $4,667/month
         (iv)     Fee for each additional Class of any Fund above one...............          $1,000/month

(B)      Basis Point Fees

         0.0025% of the average annual daily net assets of each Fund (excluding the net assets of a Fund that are invested in a Core Portfolio (i) which pays Forum a similar fee and (ii) that the Administrator or an a affiliate of the Administrator is the investment adviser or a majority of the interests of which are owned by mutual funds advised by the Administrator or an affiliate of the Administrator).

(ii)     Out-Of-Pocket and Related Expenses

The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Fund Accounting Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) pricing, paydown, corporate action, credit and other reporting services (but only to the extent that the Trust requests that Forum use more than one reporting service with respect to a service), (ii) taxes, (iii) postage and delivery services, (iv) communications services, (v) electronic or facsimile transmission services, (vi) reproduction, (vii) printing and distributing financial statements, (viii) microfilm, microfiche and other storage medium and (ix) Trust record storage and retention fees. In addition, any other expenses incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.






Item 24.        Persons Controlled by or Under Common Control with the Fund.

                No person is controlled by or under common control with Registrant.

Item 25.        Indemnification.

                Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its Portfolios.

Item 26.        Business and Other Connections of Investment Adviser.

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position                        Principal Business(es) and Address(es)
at Wells Fargo Bank                      During at Least the Last Two Fiscal Years

H. Jesse Arnelle                         Senior Partner of Arnelle, Hastie, McKee, Willis & Greene
Director                                 455 Market Street
                                         San Francisco, CA 94105

                                         Director of FPL Group, Inc.
                                         700 Universe Blvd.
                                         P.O. Box 14000
                                         North Palm Beach, FL 33408

Michael R. Bowlin                        Officer and President of Atlantic Richfield Co. (ARCO)
                                         Highway 150
                                         Santa Paula, CA  93060

Edward Carson                            Chairman of the Board and Chief Executive Officer of
                                         First Interstate Bancorp
                                         633 West Fifth Street
                                         Los Angeles, CA  90071

                                         Director of Aztar Corporation
                                         2390 East Camelback Road   Suite 400
                                         Phoenix, AZ  85016

                                         Director of Castle & Cook, Inc.
                                         10900 Wilshire Blvd.
                                         Los Angeles, CA  90024

William S. Davila                        President and Director of The Vons Companies, Inc.
Director                                 618 Michillinda Avenue
                                         Arcadia, CA  91007

                                         Officer of Western Association of Food Chains
                                         825 Colorado Blvd. #203
                                         Los Angeles, CA 90041

Rayburn S. Dezember                      Director of CalMat Co.
Director                                 3200 San Fernando Road
                                         Los Angeles, CA  90065

                                         Director of Tejon Ranch Co.
                                         P.O. Box 1000
                                         Lebec, CA  93243

                                         Director of Turner Casting Corp.
                                         P.O. Box 1099
                                         Cudahy, CA 90201


                                         Director of The Bakersfield Californian
                                         P.O. Box 440
                                         1707  I  Street
                                         Bakersfield, CA 93302

                                         Director of Kern County Economic Development Corp.
                                         P.O. Box 1229
                                         2700 M Street, Suite 225
                                         Bakersfield, CA 93301

              Chairman of the Board of Trustees of Whittier College
                                         13406 East Philadelphia Avenue
                                         P.O. Box 634
                                         Whittier, CA 90608

Paul Hazen                               Chairman of the Board of Directors
Chairman of the                          and Chief Executive Officer of
Board of Directors                       Wells Fargo & Company
                                         420 Montgomery Street
                                         San Francisco, CA  94105

                                         Director of Pacific Telesis Group
                                         130 Kearny Street
                                         San Francisco, CA  94108

                                         Director of Phelps Dodge Corp.
                                         2600 North Central Avenue
                                         Phoenix, AZ 85004

                                         Director of Safeway Inc.
                                         Fourth and Jackson Streets
                                         Oakland, CA  94660

Robert K. Jaedicke                       Accounting Professor and Dean Emeritus of
Director                                 Graduate School of Business, Stanford University
                                         Stanford, CA  94305

                                         Director of Homestake Mining Co.
                                         650 California Street
                                         San Francisco, CA 94108

                                         Director of California Water Service Company
                                         1720 North First Street
                                         San Jose, CA 95112

                                         Director of Boise Cascade Corp.
                                         1111 West Jefferson Street
                                         P.O. Box 50
                                         Boise, ID  83728

                                         Director of Enron Corp.
                                         1400 Smith Street
                                         Houston, TX  77002
                                         Director of GenCorp, Inc.
                                         175 Ghent Road
                                         Fairlawn, OH  44333

Thomas L. Lee                            Chairman and Chief Executive Officer
                                         of The Newhall Land and Farming Company
                                         10302 Avenue 7 1-2
                                         Firebaugh, CA  93622

                                         Director of Calmat Co.
                                         501 El Charro Rod
                                         Pleasanton, CA  94588

                                         Director of the Los Angeles Area Chamber of Commerce

                                         Director of First Interstate Bancorp
                                         633 West Fifth Street
                                         Los Angeles, CA  90071

Ellen M. Newman                          President of Ellen Newman Associates
Director                                 323 Geary Street,  Suite 507
                                         San Francisco, CA 94102

                                         Chair of Board of Trustees of
                                         University of California at San Francisco Foundation
                                         250 Executive Park Blvd., Suite 2000
                                         San Francisco, CA  94143

                                         Director of American Conservatory Theater
                                         30 Grant Avenue
                                         San Francisco, CA 94108

                                         Director of California Chamber of Commerce
                                         1201 K Street, 12th Floor
                                         Sacramento, CA 95814

Philip J. Quigley                        Chairman, Chief Executive Officer and
Director                                 Director of Pacific Telesis Group
                                         130 Kearney Street, Rm. 3700
                                         San Francisco, CA 94108

                                         Director of Varian Associates
                                         3050 Hansen Way
                                         P.O. Box 10800
                                         Palo Alto, CA 94303

Carl E. Reichardt                        Director of Ford Motor Company
Director                                 The American Road
                                         Dearborn, MI  48121

                                         Director of Hospital Corporation of America,
                                         HCA-Hospital Corp. of America
                                         One Park Plaza
                                         Nashville, TN  37203

                                         Director of Pacific Gas and Electric Company
                                         77 Beale Street
                                         San Francisco, CA 94105

                                         Director of Newhall Management Corporation
                                         23823 Valencia Blvd.
                                         Valencia, CA 91355

Donald B. Rice                           President, Chief Operating Officer and Director of
Director                                 Teledyne, Inc.
                                         2049 Century Park East
                                         Los Angeles, CA  90067

                                         Director of Vulcan Materials Company
                                         One Metroplex Drive
                                         Birmingham, AL  35209

                                         Retired Secretary of the Air Force

Richard J. Stegemeier                    Chairman (Emeritus) of Unocal Corp
                                         44141 Yucca Avenue
                                         Lancaster,  CA  93534

                                         Director of Foundation Health Corporation
                                         166 4th
                                         Fort Irwin,  CA  92310

                                         Director of Halliburton Company
                                         3600 Lincoln Plaza
                                         500 North Alcard Street
                                         Dallas,  TX  75201

                                         Director of Northrop Grumman corp.
                                         1840 Century Park East
                                         Los Angeles,  CA 90067

                                         Director of Outboard Marine Corporation
                                         100 Seahorse Drive
                                         Waukegan,  IL 60085

                                         Director of Pacific Enterprises
                                         555 West Fifth Street    Suite 2900
                                         Los Angeles,  CA  90031

                                         Director of First Interstate Bancorp
                                         633 West Fifth Street
                                         Los Angeles,  CA  90071

Susan G. Swenson                         President and Chief Executive Officer of Cellular One
Director                                 651 Gateway Blvd.
                                         San Francisco, CA 94080


David M. Tellep                          Chairman of the Board of Directors and
                                         Chief Executive Officer of Lockheed Martin Corp.
                                         6801 Rockledge Drive
                                         Bethesda, MD  20817

                                         Director of Edison International and
                                         Southern California Edison Company
                                         2244 Walnut Grove Ave.
                                         Rosemead, CA  91770

                                         Director of First Interstate Bancorp
                                         633 West Fifth Street
                                         Los Angeles, CA  90071

Chang-Lin Tien                           Chancellor of University of California at Berkeley
Director                                 UC at Berkeley
                                         Berkeley, CA 94720

John A. Young                            President, Director and Chief Executive Officer of
Director                                 Hewlett-Packard Company
                                         3000 Hanover Street
                                         Palo Alto, CA  94304

                                         Director of Chevron Corporation
                                         225 Bush Street
                                         San Francisco, CA  94104

William F. Zuendt                        President and Chief Operating Officer of
President                                Wells Fargo & Company
                                         420 Montgomery Street
                                         San Francisco, CA  94105

                                         Director of 3Com Corp.
                                         5400 Bayfront Plaza
                                         P.O. Box 58145
                                         Santa Clara, CA  95052

                                         Director of MasterCard International
                                         888 Seventh Avenue
                                         New York, NY 10106

                                         Trustee of Golden Gate University
                                         536 Mission Street
                                         San Francisco, CA 94163


                (b)      Schroder Investment Management North America Inc.

                The description of Schroder Investment  Management North America
Inc. ("SIMNA") in Parts A and B of the Registration Statement are incorporated by reference herein. The following are the directors and principal officers of SIMNA, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th
Floor, New York, NY 10019.  Schroder Capital  Management  International  Limited
("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham
St., London ECZV 7QA, United Kingdom.

                                                      Principal Business(es)
Name and Position                                     During at Least the Last Two Fiscal Years

David M. Salisbury                                    SIMNA
  Chairman, Director                                  Schroder Ltd.
  Chief Executive, Director                           Schroders plc.
  Director                                            Schroders Series Trust II
  Trustee and Officer

Richard R. Foulkes                                    SIMNA
  Deputy Chairman, Director                           Schroder Ltd.
  Deputy Chairman                                     Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

John A. Troiano                                       SIMNA
  Chief Executive, Director                           Schroder Ltd.
  Chief Executive, Director                           Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services


Sharon L. Haugh                                       SIMNA
  Executive Vice President, Director                  Schroder Fund Advisors Inc.
  Director, Chairman                                  Schroder Ltd.
  Director                                            Schroder Capital Management Inc.
  Chairman, Director                                  Certain open end management investment companies for which
  Trustee                                             SIMNA and/or its affiliates provide investment services

Gavin D.L. Ralston
  Senior Vice President, Managing                     SIMNA
     Director
  Director                                            Schroder Ltd.

Mark J. Smith                                         SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Certain open end management investment companies for which
  Trustee and Officer                                 SIMNA and/or its affiliates provide investment services

Robert G. Davy                                        SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

Jane P. Lucas                                         SIMNA
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Schroder Capital Management Inc.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

David R. Robertson
  Group Vice President                                SIMNA
  Senior Vice President                               Schroder Fund Advisors Inc.
  Director of Institutional Business                  Oppenheimer Funds Inc.
                                                      (resigned 2/98)

Michael M. Perelstein
  Senior Vice President, Director                     SIMNA
  Senior Vice President, Director                     Schroder Ltd.

Louise Croset
  First Vice President, Director                      SIMNA
  First Vice President                                Schroder Ltd.
  Trustee and Officer                                 Schroder Series Trust II

Ellen B. Sullivan
  Group Vice President, Director                      SIMNA
  Director                                            Schroder Capital Management Inc.

Catherine A. Mazza
  Group Vice President                                SIMNA
  President, Director                                 Schroder Fund Advisors
  Director                                            Schroder Capital Management Inc.
  Trustee and Officer                                 Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Heather Crighton
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Fariba Talebi
  Group Vice President                                SIMNA
  Director                                            Schroder Capital Management Inc.
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Ira Unschuld
  Group Vice President                                SIMNA
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Paul M. Morris
  Senior Vice President                               SIMNA
  Director                                            Schroder Capital Management Inc.

Susan B. Kenneally
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Jennifer A. Bonathan
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.



(c)      Wells Capital Management Incorporated

         The descriptions of Wells Capital Management ("WCM") in Parts A and B of this Registration Statement are incorporated by reference herein.
         The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco,
         California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

Allen J. Ayvazian                     Chief Equity Officer                WCM

Robert Willis                         President and Chief Investment      WCM
                                      Officer

Brigid Breen                          Chief Compliance Officer            WCM

Jose Casas                            Chief Operating Officer             WCM

Larry Fernandes                       Principal                           WCM

Jacqueline Anne Flippin               Principal                           WCM
                                      Vice President and Investment       McMorgan & Company
                                      Portfolio Manager                   (until 1/98)

Stephen Galiani                       Senior Principal Director           WCM
                                                                          Qualivest Capital Management, Inc.
                                                                          (until 5/97)

Madeleine Gish                        Senior Principal                    WCM

Kelli Ann Lee                         Managing Director                   WCM
                                      Group Human Resource Manager        Wells Fargo Bank, N.A.
                                                                          (until 11/97)
Melvin Lindsey                        Managing Director                   WCM

Clark Messman                         Chief Legal Officer                 WCM

Brian Mulligan                        Managing Director                   WCM

Thomas O'Malley                       Managing Director                   WCM

Clyde Ostler                          Director                            WCM

Guy Rounsaville                       Director                            WCM

Katherine Schapiro                    Senior Principal                    WCM

Gary Schlossbertg                     Economist                           WCM


(d)      Peregrine Capital Management, Inc.

         The descriptions of Peregrine Capital Management, Inc. ("Peregrine") in
         Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle
         Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

James R. Campbell                     Director                            Peregrine Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479-0116                                               Norwest Bank
                                      President, Chief Officer, Director

Patricia D. Burns                     Senior Vice President               Peregrine Capital Management, Inc.

Tasso H. Coin                         Senior Vice President               Peregrine Capital Management, Inc.

John S. Dale                          Senior Vice President               Peregrine Capital Management, Inc.

Julie M. Gerend                       Senior Vice President               Peregrine Capital Management, Inc.

William D. Giese                      Senior Vice President               Peregrine Capital Management, Inc.

Daniel J. Hagen                       Senior Vice President               Peregrine Capital Management, Inc.

Ronald G. Hoffman                     Senior Vice President               Peregrine Capital Management, Inc.
                                      Secretary
Frank T. Matthews                     Vice President                      Peregrine Capital Management, Inc.

Jeannine McCormick                    Senior Vice President               Peregrine Capital Management, Inc.

Barbara K. McFadden                   Senior Vice President               Peregrine Capital Management, Inc.

Robert B. Mersky                      Chairman, President, Chief          Peregrine Capital Management, Inc.
                                      Executive Officer
Gary E. Nussbaum                      Senior Vice President               Peregrine Capital Management, Inc.

James P. Rosse                        Vice President                      Peregrine Capital Management, Inc.

Jonathan L. Scharlau                  Assistant Vice President            Peregrine Capital Management, Inc.

Jay H. Strohmaier                     Senior Vice President               Peregrine Capital Management, Inc.

Paul E. von Kuster                    Senior Vice President               Peregrine Capital Management, Inc.

Janelle M. Walter                     Assistant Vice President            Peregrine Capital Management, Inc.

Paul R. Wurm                          Senior Vice President               Peregrine Capital Management, Inc.

J. Daniel Vendermark                  Vice President                      Peregrine Capital Management, Inc.
Sixth and Marquette Avenue
Minneapolis, MN  55479-1013

Albert J. Edwards                     Senior Vice President               Peregrine Capital Management, Inc.

Douglas G. Pugh                       Senior Vice President               Peregrine Capital Management, Inc.

Colin Sharp                           Vice President                      Peregrine Capital Management, Inc.




(e)      Galliard Capital Management, Inc.

         The descriptions of Galliard Capital Management,  Inc.  ("Galliard") in
         Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle
         Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

P. Jay Kiedrowski                     Chairman                            Galliard Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479                                                    Norwest Investment Management,
                                      Chairman, Chief Executive Officer   Inc.

                                      Executive Vice President            Norwest Bank Minnesota, N.A.
                                      Employee
                                                                          Crestone Capital Management, Inc.
                                      Director
Richard Merriam                       Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager

John Caswell                          Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Karl Tourville                        Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Laura Gideon                          Senior Vice President of Marketing  Galliard Capital Management, Inc.

Leela Scattum                         Vice President of Operations        Galliard Capital Management, Inc.


(f)      Smith Asset Management, L.P.

         The descriptions of Smith Asset Management, L.P. ("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite
         750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

Stephen S. Smith                      President, Chief Executive Partner  Smith Partner Discovery Management

Stephen J. Summers                    Chief Operating Officer             Smith Partner Discovery Management


Item 27.     Principal Underwriters.

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund
Trust,  Nations  LifeGoal  Funds,  Inc.  and Nations  Reserves,  and Wells Fargo
Variable Trust, Wells Fargo Funds Trust and Wells Fargo Core Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

                (c)      Not applicable.

Item 28.      Location of Accounts and Records.

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center
Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San
Francisco, California 94105.

(c) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas
72201.

              (d) Norwest Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

              (e) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San
Francisco, California 94105.

              (f) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

              (g) Galliard Capital Management,  Inc. ("Galliard")  maintains all
Records  relating  to its  services  as  investment  sub-adviser  at 800 LaSalle
Avenue, Suite 2060, Minneapolis, Minnesota 55479.

              (h) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite
250, Dallas, Texas 75201.

              (i) Schroder Investment Management, North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh
Avenue, New York, New York 10019.

Item 29.  Management Services.

                Other  than  as  set  forth  under  the  captions   "Management,
Organization and Capital Structure" in Part A of this Registration Statement and
"Management  of the  Trust" in the Part B of this  Registration  Statement,  the
Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

             Not applicable.


                                   SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of November, 1999.

                                                       WELLS FARGO CORE TRUST

                                               By  /s/    Richard H. Blank, Jr.
                                                       (Richard H. Blank, Jr.)
                                                       Assistant Secretary